Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	mo
Entity Registrant Name	ALTRIA GROUP, INC.
Entity Central Index Key	0000764180
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		2,045,667,279
Entity Public Float			$ 55

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consumer products
Cash and cash equivalents	$ 3,270	$ 2,314
Receivables	268	85
Inventories:
Leaf tobacco	934	960
Other raw materials	170	160
Work in process	316	299
Finished product	359	384
Inventory, net	1,779	1,803
Deferred income taxes	1,207	1,165
Other current assets	607	614
Total current assets	7,131	5,981
Property, plant and equipment, at cost:
Land and land improvements	290	291
Buildings and building equipment	1,271	1,292
Machinery and equipment	3,097	3,473
Construction in progress	70	94
Property, plant and equipment, at cost	4,728	5,150
Less accumulated depreciation	2,512	2,770
Property, plant and equipment, net	2,216	2,380
Goodwill	5,174	5,174
Other intangible assets, net	12,098	12,118
Investment in SABMiller	5,509	5,367
Other assets	1,257	1,851
Total consumer products assets	33,385	32,871
Financial services
Finance assets, net	3,559	4,502
Other assets	18	29
Total financial services assets	3,577	4,531
Total Assets	36,962	37,402
Consumer products
Current portion of long-term debt	600
Accounts payable	503	529
Accrued liabilities:
Marketing	430	447
Taxes, except income taxes	220	231
Employment costs	225	232
Settlement charges	3,513	3,535
Other	1,311	1,069
Dividends payable	841	797
Total current liabilities	7,643	6,840
Long-term debt	13,089	12,194
Deferred income taxes	4,751	4,618
Accrued pension costs	1,662	1,191
Accrued postretirement health care costs	2,359	2,402
Other liabilities	602	949
Total consumer products liabilities	30,106	28,194
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	33,247	32,175
Contingencies (Note 19)
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock, par value $0.33 1/3 per share (2,805,961,317 shares issued)	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock (761,542,032 shares in 2011 and 717,221,651 shares in 2010)	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Noncontrolling interests	3	3
Total stockholders' equity	3,683	5,195
Total Liabilities and Stockholders' Equity	$ 36,962	$ 37,402

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.3333	$ 0.3333
Common stock, shares issued	2,805,961,317	2,805,961,317
Shares of stock repurchased	761,542,032	717,221,651

Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net revenues	$ 6,129	$ 6,108	$ 5,920	$ 5,643	$ 5,927	$ 6,402	$ 6,274	$ 5,760	$ 23,800	$ 24,363	$ 23,556
Cost of sales									7,680	7,704	7,990
Excise taxes on products									7,181	7,471	6,732
Gross profit	2,374	2,445	1,972	2,148	2,254	2,476	2,374	2,084	8,939	9,188	8,834
Marketing, administration and research costs									2,643	2,735	2,843
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs	219		1	2	5	3	21	7	222	36	421
Amortization of intangibles									20	20	20
Operating income									6,068	6,228	5,462
Interest and other debt expense, net									1,216	1,133	1,185
Earnings from equity investment in SABMiller									(730)	(628)	(600)
Earnings before income taxes									5,582	5,723	4,877
Provision for income taxes									2,189	1,816	1,669
Net earnings	837	1,174	444	938	920	1,131	1,043	813	3,393	3,907	3,208
Net earnings attributable to noncontrolling interests	(1)	(1)		(1)	(1)		(1)		(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.	$ 836	$ 1,173	$ 444	$ 937	$ 919	$ 1,131	$ 1,042	$ 813	$ 3,390	$ 3,905	$ 3,206
Per share data:
Basic earnings per share attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.5	$ 0.39	$ 1.64	$ 1.87	$ 1.55
Diluted earnings per share attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.5	$ 0.39	$ 1.64	$ 1.87	$ 1.54

Consolidated Statements Of Stockholders' Equity (USD $) In Millions, unless otherwise specified		Common Stock [Member]	Additional Paid-In Capital [Member]	Earnings Reinvested In The Business [Member]	Accumulated Other Comprehensive Losses [Member]	Cost Of Repurchased Stock [Member]	Comprehensive Earnings [Member]	Non-Controlling Interests [Member]	Total
Balances, at Dec. 31, 2008		$ 935	$ 6,350	$ 22,131	$ (2,181)	$ (24,407)			$ 2,828
Comprehensive earnings:
Net earnings	[1]			3,206			3,206	1	3,207
Other comprehensive earnings, net of deferred income taxes:
Currency translation adjustments					3		3		3
Changes in net loss and prior service cost					375		375		375
Ownership share of SABMiller's other comprehensive earnings (losses)					242		242		242
Total other comprehensive earnings (losses)							620		620
Total comprehensive earnings							3,826	1	3,827
Exercise of stock options and other stock award activity			(353)			506			153
Cash dividends declared				(2,738)					(2,738)
Other								2	2
Balances, at Dec. 31, 2009		935	5,997	22,599	(1,561)	(23,901)		3	4,072
Comprehensive earnings:
Net earnings	[1]			3,905			3,905	1	3,906
Other comprehensive earnings, net of deferred income taxes:
Currency translation adjustments					1		1		1
Changes in net loss and prior service cost					35		35		35
Ownership share of SABMiller's other comprehensive earnings (losses)					41		41		41
Total other comprehensive earnings (losses)							77		77
Total comprehensive earnings							3,982	1	3,983
Exercise of stock options and other stock award activity			(246)			432			186
Cash dividends declared				(3,045)					(3,045)
Other								(1)	(1)
Balances, at Dec. 31, 2010		935	5,751	23,459	(1,484)	(23,469)		3	5,195
Comprehensive earnings:
Net earnings	[1]			3,390			3,390	1	3,391
Other comprehensive earnings, net of deferred income taxes:
Currency translation adjustments					(2)		(2)		(2)
Changes in net loss and prior service cost					(251)		(251)		(251)
Ownership share of SABMiller's other comprehensive earnings (losses)					(150)		(150)		(150)
Total other comprehensive earnings (losses)							(403)		(403)
Total comprehensive earnings							2,987	1	2,988
Exercise of stock options and other stock award activity			(77)			171			94
Cash dividends declared				(3,266)					(3,266)
Repurchases of common stock						(1,327)			(1,327)
Other								(1)	(1)
Balances, at Dec. 31, 2011		$ 935	$ 5,674	$ 23,583	$ (1,887)	$ (24,625)		$ 3	$ 3,683

[1]	Net earnings attributable to noncontrolling interests for the years ended December 31, 2011, 2010 and 2009 exclude $2 million, $1 million and $1 million, respectively, due to the redeemable noncontrolling interest related to Stag's Leap Wine Cellars, which is reported in the mezzanine equity section in the consolidated balance sheets at December 31, 2011, 2010 and 2009, respectively. See Note 19.

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Redeemable noncontrolling interests related to Stag's Leap Wine Cellars	$ 2	$ 1	$ 1
Cash dividends declared, per share	$ 1.58	$ 1.46	$ 1.32

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Provided by (Used in) Operating Activities
Net earnings (loss) - Consumer products	$ 3,905	$ 3,819	$ 3,054
Net earnings (loss) - Financial services	(512)	88	154
Net earnings	3,393	3,907	3,208
Consumer products
Depreciation and amortization	253	276	291
Deferred income tax provision	(443)	124	43
Earnings from equity investment in SABMiller	(730)	(628)	(600)
Dividends from SABMiller	357	303	254
Asset impairment and exit costs, net of cash paid	179	(188)	(22)
IRS payment related to LILO and SILO transactions		(945)
Cash effects of changes, net of the effects from acquisition of UST:
Receivables, net	(19)	15	(7)
Inventories	24	7	51
Accounts payable	(60)	48	(25)
Income taxes	(151)	(53)	130
Accrued liabilities and other current assets	21	(221)	218
Accrued settlement charges	(22)	(100)	(346)
Pension plan contributions	(240)	(30)	(37)
Pension provisions and postretirement, net	243	185	193
Other	47	96	232
Financial services
PMCC Leveraged Lease Charge	490
Net increase to allowance for losses	25		15
Other	246	(29)	(155)
Net cash provided by operating activities	3,613	2,767	3,443
Consumer products
Capital expenditures	(105)	(168)	(273)
Acquisition of UST, net of acquired cash			(10,244)
Other	2	115	(31)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash provided by (used in) investing activities	387	259	(9,764)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)	(375)
Financial services
Long-term debt repaid			(500)
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Other	6	45	(84)
Net cash (used in) provided by financing activities	(3,044)	(2,583)	276
Cash and cash equivalents:
Increase (Decrease)	956	443	(6,045)
Balance at beginning of year	2,314	1,871	7,916
Balance at end of year	3,270	2,314	1,871
Cash paid: - Interest - Consumer products	1,154	1,084	904
- Financial services			38
Cash paid:- Income taxes	2,865	1,884	1,606
Consumer Products [Member]
Consumer products
Deferred income tax provision	382	408	499
Financial Services [Member]
Financial services
Deferred income tax benefit	$ (825)	$ (284)	$ (456)

Background And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Background And Basis Of Presentation [Abstract]
Background And Basis Of Presentation

Note 1. Background and Basis of Presentation:

Background: At December 31, 2011, Altria Group, Inc.'s wholly-owned subsidiaries included Philip Morris USA Inc. ("PM USA"), which is engaged in the manufacture and sale of cigarettes and certain smokeless products in the United States; UST LLC ("UST"), which through its direct and indirect wholly-owned subsidiaries including U.S. Smokeless Tobacco Company LLC ("USSTC") and Ste. Michelle Wine Estates Ltd. ("Ste. Michelle"), is engaged in the manufacture and sale of smokeless products and wine; and John Middleton Co. ("Middleton"), which is engaged in the manufacture and sale of machine-made large cigars and pipe tobacco. Philip Morris Capital Corporation ("PMCC"), another wholly-owned subsidiary of Altria Group, Inc., maintains a portfolio of leveraged and direct finance leases. In addition, Altria Group, Inc. held a 27.0% economic and voting interest in SABMiller plc ("SABMiller") at December 31, 2011, which is accounted for under the equity method of accounting. Altria Group, Inc.'s access to the operating cash flows of its wholly-owned subsidiaries consists of cash received from the payment of dividends and distributions, and the payment of interest on intercompany loans by its subsidiaries. In addition, Altria Group, Inc. receives cash dividends on its interest in SABMiller, if and when SABMiller pays such dividends. At December 31, 2011, Altria Group, Inc.'s principal wholly-owned subsidiaries were not limited by long-term debt or other agreements in their ability to pay cash dividends or make other distributions with respect to their common stock.

UST Acquisition: As discussed in Note 3. UST Acquisition, on January 6, 2009, Altria Group, Inc. acquired all of the outstanding common stock of UST. As a result of the acquisition, UST has become an indirect wholly-owned subsidiary of Altria Group, Inc.

Dividends and Share Repurchases: In August 2011, Altria Group, Inc.'s Board of Directors approved a 7.9% increase in the quarterly dividend rate to $0.41 per common share versus the previous rate of $0.38 per common share. The current annualized dividend rate is $1.64 per Altria Group, Inc. common share. Future dividend payments remain subject to the discretion of Altria Group, Inc.'s Board of Directors.

In January 2011, Altria Group, Inc.'s Board of Directors authorized a $1.0 billion one-year share repurchase program. Altria Group, Inc. completed this share repurchase program during the third quarter of 2011. Under this program, Altria Group, Inc. repurchased a total of 37.6 million shares of its common stock at an average price of $26.62 per share.

In October 2011, Altria Group, Inc.'s Board of Directors authorized a new $1.0 billion share repurchase program, which Altria Group, Inc. intends to complete by the end of 2012. During the fourth quarter of 2011, Altria Group, Inc. repurchased 11.7 million shares of its common stock at an aggregate cost of approximately $327 million, and an average price of $27.84 per share, under this share repurchase program. Share repurchases under the new program will depend upon marketplace conditions and other factors, and the program remains subject to the discretion of Altria Group, Inc.'s Board of Directors.

During 2011, Altria Group, Inc. repurchased a total of 49.3 million shares of its common stock under the two programs at an aggregate cost of approximately $1.3 billion, and an average price of $26.91 per share.

Basis of presentation: The consolidated financial statements include Altria Group, Inc., as well as its wholly-owned and majority-owned subsidiaries. Investments in which Altria Group, Inc. exercises significant influence are accounted for under the equity method of accounting. All intercompany transactions and balances have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of net revenues and expenses during the reporting periods. Significant estimates and assumptions include, among other things, pension and benefit plan assumptions, lives and valuation assumptions for goodwill and other intangible assets, marketing programs, income taxes, and the allowance for loan losses and estimated residual values of finance leases. Actual results could differ from those estimates.  Balance sheet accounts are segregated by two broad types of business. Consumer products assets and liabilities are classified as either current or non-current, whereas financial services assets and liabilities are unclassified, in accordance with respective industry practices.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies:

Cash and cash equivalents: Cash equivalents include demand deposits with banks and all highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Depreciation, amortization, impairment testing and asset valuation: Property, plant and equipment are stated at historical costs and depreciated by the straight-line method over the estimated useful lives of the assets. Machinery and equipment are depreciated over periods up to 25 years, and buildings and building improvements over periods up to 50 years. Definite-lived intangible assets are amortized over their estimated useful lives up to 25 years.

Altria Group, Inc. reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be fully recoverable. Altria Group, Inc. performs undiscounted operating cash flow analyses to determine if an impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, Altria Group, Inc. groups assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Altria Group, Inc. conducts a required annual review of goodwill and indefinite-lived intangible assets for potential impairment, and more frequently if an event occurs or circumstances change that would require Altria Group, Inc. to perform an interim review. Goodwill impairment testing requires a comparison between the carrying value and fair value of each reporting unit. If the carrying value exceeds the fair value, goodwill is considered impaired. The amount of impairment loss is measured as the difference between the carrying value and implied fair value of goodwill, which is determined using discounted cash flows. Impairment testing for indefinite-lived intangible assets requires a comparison between the fair value and carrying value of the intangible asset. If the carrying value exceeds fair value, the intangible asset is considered impaired and is reduced to fair value. During 2011, 2010 and 2009, Altria Group, Inc. completed its annual review of goodwill and indefinite-lived intangible assets, and no impairment charges resulted from these reviews.

Environmental costs: Altria Group, Inc. is subject to laws and regulations relating to the protection of the environment. Altria Group, Inc. provides for expenses associated with environmental remediation obligations on an undiscounted basis when such amounts are probable and can be reasonably estimated. Such accruals are adjusted as new information develops or circumstances change.

Compliance with environmental laws and regulations, including the payment of any remediation and compliance costs or damages and the making of related expenditures, has not had, and is not expected to have, a material adverse effect on Altria Group, Inc.'s consolidated financial position, results of operations or cash flows (see Note 19. Contingencies – Environmental Regulation).

Fair value measurements: Altria Group, Inc. measures certain assets and liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Altria Group, Inc. uses a fair value hierarchy, which gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs used to measure fair value are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value of substantially all of Altria Group, Inc.'s pension assets is based on observable inputs, including readily available quoted market prices, which meet the definition of a Level 1 or Level 2 input. For the fair value disclosure of the pension plan assets, see Note 17. Benefit Plans.

Finance leases: Income attributable to leveraged leases is initially recorded as unearned income and subsequently recognized as revenue over the terms of the respective leases at constant after-tax rates of return on the positive net investment balances. Investments in leveraged leases are stated net of related nonrecourse debt obligations.

Income attributable to direct finance leases is initially recorded as unearned income and subsequently recognized as revenue over the terms of the respective leases at constant pre-tax rates of return on the net investment balances.

Finance leases include unguaranteed residual values that represent PMCC's estimates at lease inception as to the fair values of assets under lease at the end of the non-cancelable lease terms. The estimated residual values are reviewed annually by PMCC's management. This review includes analysis of a number of factors, including activity in the relevant industry. If necessary, revisions are recorded to reduce the residual values. Such reviews resulted in a decrease of $11 million to PMCC's net revenues and results of operations in 2010. There were no adjustments in 2011 and 2009.

PMCC considers rents receivable past due when they are beyond the grace period of their contractual due date. PMCC stops recording income ("non-accrual status") on rents receivable when contractual payments become 90 days past due or earlier if management believes there is significant uncertainty of collectability of rent payments, and resumes recording income when collectability of rent payments is reasonably certain. Payments received on rents receivable that are on non-accrual status are used to reduce the rents receivable balance. Write-offs to the allowance for losses are recorded when amounts are deemed to be uncollectible.

Guarantees: Altria Group, Inc. recognizes a liability for the fair value of the obligation of qualifying guarantee activities. See Note 19. Contingencies for a further discussion of guarantees.

Income taxes: Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Significant judgment is required in determining income tax provisions and in evaluating tax positions.

Altria Group, Inc. recognizes a benefit for uncertain tax positions when a tax position taken or expected to be taken in a tax return is more-likely-than-not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Altria Group, Inc. recognizes accrued interest and penalties associated with uncertain tax positions as part of the provision for income taxes on its consolidated statements of earnings.

Inventories: Inventories are stated at the lower of cost or market. The last-in, first-out ("LIFO") method is used to cost substantially all tobacco inventories. The cost of the remaining inventories is determined using the first-in, first-out and average cost methods. It is a generally recognized industry practice to classify leaf tobacco and wine inventories as current assets although part of such inventory, because of the duration of the curing and aging process, ordinarily would not be utilized within one year.

Litigation contingencies and costs: Altria Group, Inc. and its subsidiaries record provisions in the consolidated financial statements for pending litigation when it is determined that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. Litigation defense costs are expensed as incurred and included in marketing, administration and research costs on the consolidated statements of earnings.

Marketing costs: The consumer products businesses promote their products with consumer engagement programs, consumer incentives and trade promotions. Such programs include, but are not limited to, discounts, coupons, rebates, in-store display incentives, event marketing and volume-based incentives. Consumer engagement programs are expensed as incurred. Consumer incentive and trade promotion activities are recorded as a reduction of revenues based on amounts estimated as being due to customers and consumers at the end of a period, based principally on historical utilization and redemption rates. For interim reporting purposes, consumer engagement programs and certain consumer incentive expenses are charged to operations as a percentage of sales, based on estimated sales and related expenses for the full year.

Revenue recognition: The consumer products businesses recognize revenues, net of sales incentives and sales returns, and including shipping and handling charges billed to customers, upon shipment or delivery of goods when title and risk of loss pass to customers. Payments received in advance of revenue recognition are deferred and recorded in other accrued liabilities until revenue is recognized. Altria Group, Inc.'s consumer products businesses also include excise taxes billed to customers in net revenues. Shipping and handling costs are classified as part of cost of sales.

Stock-based compensation: Altria Group, Inc. measures compensation cost for all stock-based awards at fair value on date of grant and recognizes compensation expense over the service periods for awards expected to vest. The fair value of restricted stock and deferred stock is determined based on the number of shares granted and the market value at date of grant.

New accounting standards: In September 2011, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to simplify how entities test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The new guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. Altria Group, Inc. performed a quantitative impairment test for its 2011 annual review of goodwill under the existing guidance and will evaluate performing a qualitative assessment in 2012.

In June and December 2011, the FASB issued authoritative guidance that will eliminate the option of presenting components of other comprehensive earnings as part of the statement of stockholders' equity. The guidance will instead require the reporting of other comprehensive earnings in a single continuous statement of comprehensive earnings or in a separate statement immediately following the statement of earnings. The new guidance is effective for interim and annual reporting periods beginning after December 15, 2011; however, early adoption is permitted. Altria Group, Inc. intends to comply with the new reporting requirements beginning in the first quarter of 2012.

In May 2011, the FASB issued authoritative guidance relating to fair value measurement and disclosure requirements. The new guidance is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The adoption of this guidance will not have a significant impact on Altria Group, Inc.'s existing fair value measurements or disclosures.

UST Acquisition	12 Months Ended
Dec. 31, 2011
UST Acquisition [Abstract]
UST Acquisition

Note 3. UST Acquisition:

On January 6, 2009, Altria Group, Inc. acquired all of the outstanding common stock of UST. The transaction was valued at approximately $11.7 billion, which represented a purchase price of $10.4 billion and approximately $1.3 billion of UST debt, which together with acquisition-related costs and payments of approximately $0.6 billion (consisting primarily of financing fees, the funding of UST's non-qualified pension plans, investment banking fees and the early retirement of UST's revolving credit facility), represented a total cash outlay of approximately $11 billion.

In connection with the acquisition of UST, Altria Group, Inc. had in place at December 31, 2008, a 364-day term bridge loan facility ("Bridge Facility"). On January 6, 2009, Altria Group, Inc. borrowed the entire available amount of $4.3 billion under the Bridge Facility, which was used along with available cash of $6.7 billion, representing the net proceeds from the issuances of senior unsecured long-term notes in November and December 2008, to fund the acquisition of UST. In February 2009, Altria Group, Inc. also issued $4.2 billion of senior unsecured long-term notes. The net proceeds from the issuance of these notes, along with available cash, were used to prepay all of the outstanding borrowings under the Bridge Facility. Upon such prepayment, the Bridge Facility was terminated.

UST's financial position and results of operations have been consolidated with Altria Group, Inc. as of January 6, 2009. Pro forma results of Altria Group, Inc., for the year ended December 31, 2009, assuming the acquisition had occurred on January 1, 2009, would not be materially different from the actual results reported for the year ended December 31, 2009.

During the fourth quarter of 2009, the allocation of purchase price relating to the acquisition of UST was completed. The following amounts represent the fair value of identifiable assets acquired and liabilities assumed in the UST acquisition:

(in millions)
Cash and cash equivalents	$163
Inventories	796
Property, plant and equipment	688
Other intangible assets:
Indefinite-lived trademarks	9,059
Definite-lived (20-year life)	60
Short-term borrowings	(205)
Current portion of long-term debt	(240)
Long-term debt	(900)
Deferred income taxes	(3,535)
Other assets and liabilities, net	(540)
Noncontrolling interests	(36)

Total identifiable net assets	5,310
Total purchase price	10,407

Goodwill	$5,097

The excess of the purchase price paid by Altria Group, Inc. over the fair value of identifiable net assets acquired in the acquisition of UST primarily reflects the value of adding USSTC and its subsidiaries to Altria Group, Inc.'s family of tobacco operating companies (PM USA and Middleton), with leading brands in cigarettes, smokeless products and machine-made large cigars, and anticipated annual synergies of approximately $300 million resulting primarily from reduced selling, general and administrative, and corporate expenses. None of the goodwill or other intangible assets will be deductible for tax purposes.

The assets acquired, liabilities assumed and noncontrolling interests of UST have been measured as of the acquisition date. In valuing trademarks, Altria Group, Inc. estimated the fair value using a discounted cash flow methodology. No material contingent liabilities were recognized as of the acquisition date because the acquisition date fair value of such contingencies cannot be determined, and the contingencies are not both probable and reasonably estimable. Additionally, costs incurred to effect the acquisition, as well as costs to restructure UST, are being recognized as expenses in the periods in which the costs are incurred. For the years ended December 31, 2011, 2010 and 2009, Altria Group, Inc. incurred pre-tax acquisition-related charges, as well as restructuring and integration costs, consisting of the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$(4)	$6	$202
Integration costs	3	18	49
Inventory adjustments	6	22	36
Financing fees			91
Transaction costs			60

Total	$5	$46	$438

Total acquisition-related charges, as well as restructuring and integration costs incurred since the September 8, 2008 announcement of the acquisition, were $547 million as of December 31, 2011. As of December 31, 2011, pre-tax charges and costs related to the acquisition of UST have been completed.

Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net

Note 4. Goodwill and Other Intangible Assets, net:

Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Cigarettes	$—	$—	$250	$261
Smokeless products	5,023	5,023	8,841	8,843
Cigars	77	77	2,738	2,744
Wine	74	74	269	270

Total	$5,174	$5,174	$12,098	$12,118

Goodwill relates to the January 2009 acquisition of UST (see Note 3. UST Acquisition) and the December 2007 acquisition of Middleton.

Other intangible assets consisted of the following:

	December 31, 2011		December 31, 2010
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Indefinite-lived intangible assets	$11,701		$11,701
Definite-lived intangible assets	464	$67	464	$47

Total other intangible assets	$12,165	$67	$12,165	$47

Indefinite-lived intangible assets consist substantially of trademarks from the January 2009 acquisition of UST ($9.1 billion) and the December 2007 acquisition of Middleton ($2.6 billion). Definite-lived intangible assets, which consist primarily of customer relationships and certain cigarette trademarks, are amortized over periods up to 25 years. Pre-tax amortization expense for definite-lived intangible assets during each of the years ended December 31, 2011, 2010 and 2009, was $20 million. Annual amortization expense for each of the next five years is estimated to be approximately $20 million, assuming no additional transactions occur that require the amortization of intangible assets.

There were no changes in goodwill and the gross carrying amount of other intangible assets for the years ended December 31, 2011 and 2010.

Asset Impairment, Exit, Implementation And Integration Costs	12 Months Ended
Dec. 31, 2011
Asset Impairment, Exit, Implementation And Integration Costs [Abstract]
Asset Impairment, Exit, Implementation And Integration Costs

Note 5. Asset Impairment, Exit, Implementation and Integration Costs:

Pre-tax asset impairment, exit, implementation and integration costs for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	For the Year Ended December 31, 2011
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$178	$1	$-	$179
Smokeless products	32		3	35
Cigars	4			4
General corporate	8			8

Total	$222	$1	$3	$226

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$24	$75	$-	$99
Smokeless products	6		16	22
Cigars			2	2
Wine			2	2
General corporate	6			6

Total	$36	$75	$20	$131

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$115	$139	$-	$254
Smokeless products	193		43	236
Cigars			9	9
Wine	3		6	9
Financial services	19			19
General corporate	91			91

Total	$421	$139	$58	$618

The movement in the severance liability and details of asset impairment and exit costs for Altria Group, Inc. for the years ended December 31, 2011 and 2010 was as follows:

(in millions)	Severance	Other	Total
Severance liability balance, December 31, 2009	$228	$-	$228
Charges, net	(11)	47	36
Cash spent	(191)	(36)	(227)
Other		(11)	(11)

Severance liability balance, December 31, 2010	26	-	26
Charges, net	154	68	222
Cash spent	(24)	(20)	(44)
Other		(48)	(48)

Severance liability balance, December 31, 2011	$156	$-	$156

Other charges in the table above primarily include other employee termination benefits, including pension and postretirement, and asset impairments. Charges, net in the table above include the reversal in 2011 of lease exit costs ($4 million) associated with the UST integration, and the reversal in 2010 of severance costs ($13 million) associated with the Manufacturing Optimization Program.

The pre-tax asset impairment, exit, implementation, and integration costs shown above are primarily a result of the programs discussed below.

2011 Cost Reduction Program: In October 2011, Altria Group, Inc. announced a new cost reduction program (the "2011 Cost Reduction Program") for its tobacco and service company subsidiaries, reflecting Altria Group, Inc.'s objective to reduce cigarette-related infrastructure ahead of PM USA's cigarette volume declines. As a result of this program, Altria Group, Inc. expects to incur total pre-tax charges of approximately $300 million (concluding in 2012), which is lower than the original estimate of $375 million due primarily to lower-than-expected employee separation costs. The estimated charges include employee separation costs of approximately $220 million and other charges of approximately $80 million, which include lease termination and asset impairments. Substantially all of these charges will result in cash expenditures.

For the year ended December 31, 2011, total pre-tax asset impairment and exit costs of $223 million were recorded for this program in the cigarettes segment ($175 million), smokeless products segment ($36 million), cigars segment ($4 million) and general corporate ($8 million). In addition, pre-tax implementation costs of $1 million were recorded in the cigarettes segment for total pre-tax charges of $224 million related to this program. The pre-tax implementation costs were included in marketing, administration and research costs on Altria Group, Inc.'s consolidated statement of earnings for the year ended December 31, 2011. Cash payments related to this program of $9 million were made during the year ended December 31, 2011.

In connection with the 2011 Cost Reduction Program, Altria Group, Inc. has reorganized its tobacco operating companies and, effective January 1, 2012, Middleton became a wholly-owned subsidiary of PM USA. In addition, beginning in 2012, Altria Group, Inc. has revised its reportable segments (see Note 16. Segment Reporting ).

Integration and Restructuring Program: Altria Group, Inc. has completed a restructuring program that commenced in December 2008, and was expanded in August 2009. Pursuant to this program, Altria Group, Inc. restructured corporate, manufacturing, and sales and marketing services functions in connection with the integration of UST and its focus on optimizing company-wide cost structures in light of ongoing declines in U.S. cigarette volumes.

As part of this program, Altria Group, Inc. recorded a reversal of $4 million for pre-tax asset impairment and exit costs, and a pre-tax charge of $3 million for integration costs in the smokeless products segment for the year ended December 31, 2011. Pre-tax asset impairment, exit and integration costs for the years ended December 31, 2010 and 2009 consisted of the following:

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Smokeless products	$6	$16	$22
Wine		2	2
General corporate	4		4

Total	$10	$18	$28

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Cigarettes	$18	$-	$18
Smokeless products	193	43	236
Wine	3	6	9
Financial services	4		4
General corporate	61		61

Total	$279	$49	$328

These charges are primarily related to employee separation costs, lease exit costs, relocation of employees, asset impairment and other costs related to the integration of UST operations. The pre-tax integration costs were included in marketing, administration and research costs on Altria Group, Inc.'s consolidated statements of earnings for the years ended December 31, 2011, 2010 and 2009. Total pre-tax charges incurred since the inception of the program through December 31, 2011 were $481 million. Cash payments related to the program of $20 million, $111 million and $221 million were made during the years ended December 31, 2011, 2010 and 2009, respectively, for a total of $352 million since inception. Cash payments related to this program have been completed.

Manufacturing Optimization Program: PM USA ceased production at its Cabarrus, North Carolina manufacturing facility and completed the consolidation of its cigarette manufacturing capacity into its Richmond, Virginia facility on July 29, 2009. PM USA took this action to address ongoing cigarette volume declines including the impact of the federal excise tax increase enacted in early 2009. In April 2011, PM USA completed the de-commissioning of the Cabarrus facility.

PM USA continues to market for sale the Cabarrus facility and land. The future sale of the Cabarrus facility and land is not expected to have a material impact on the financial results of Altria Group, Inc.

As a result of this program, which commenced in 2007, PM USA expects to incur total pre-tax charges of approximately $800 million, which consist of employee separation costs of $325 million, accelerated depreciation of $275 million and other charges of $200 million, primarily related to the relocation of employees and equipment, net of estimated gains on sales of land and buildings. Total pre-tax charges incurred for the program through December 31, 2011 of $827 million, which are reflected in the cigarettes segment, do not reflect estimated gains from the future sales of land and buildings.

PM USA recorded pre-tax charges for this program as follows:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$3	$24	$97
Implementation costs		75	139

Total	$3	$99	$236

Pre-tax implementation costs related to this program were primarily related to accelerated depreciation and were included in cost of sales in the consolidated statements of earnings for the years ended December 31, 2010 and 2009, respectively.

Cash payments related to the program of $16 million, $128 million and $210 million were made during the years ended December 31, 2011, 2010 and 2009, respectively, for total cash payments of $450 million since inception. Cash payments related to this program have been completed.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

Note 6. Inventories:

The cost of approximately 70% and 71% of inventories in 2011 and 2010, respectively, was determined using the LIFO method. The stated LIFO amounts of inventories were approximately $0.6 billion and $0.7 billion lower than the current cost of inventories at December 31, 2011 and 2010, respectively.

Investment In SABMiller	12 Months Ended
Dec. 31, 2011
Investment In SABMiller [Abstract]
Investment In SABMiller

Note 7. Investment in SABMiller:

At December 31, 2011, Altria Group, Inc. held a 27.0% economic and voting interest in SABMiller. Altria Group, Inc.'s investment in SABMiller is being accounted for under the equity method.

Pre-tax earnings from Altria Group, Inc.'s equity investment in SABMiller consisted of the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Equity earnings	$703	$578	$407
Gains resulting from issuances of common stock by SABMiller	27	50	193

	$730	$628	$600

Summary financial data of SABMiller is as follows:

	At December 31,
(in millions)	2011	2010
Current assets	$5,967	$4,518

Long-term assets	$46,438	$34,744

Current liabilities	$7,591	$6,625

Long-term liabilities	$22,521	$11,270

Non-controlling interests	$1,013	$766

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues	$20,780	$18,981	$17,020

Operating profit	$3,603	$2,821	$2,173

Net earnings	$2,596	$2,133	$1,473

The fair value, based on unadjusted quoted prices in active markets, of Altria Group, Inc.'s equity investment in SABMiller at December 31, 2011, was $15.2 billion, as compared with its carrying value of $5.5 billion. The fair value, based on unadjusted quoted prices in active markets, of Altria Group, Inc.'s equity investment in SABMiller at December 31, 2010, was $15.1 billion, as compared with its carrying value of $5.4 billion.

Finance Assets, Net	12 Months Ended
Dec. 31, 2011
Finance Assets, Net [Abstract]
Finance Assets, Net

Note 8. Finance Assets, net:

In 2003, PMCC ceased making new investments and began focusing exclusively on managing its existing portfolio of finance assets in order to maximize gains and generate cash flow from asset sales and related activities. Accordingly, PMCC's operating companies income will fluctuate over time as investments mature or are sold. During 2011, 2010 and 2009, proceeds from asset management activities totaled $490 million, $312 million and $793 million, respectively, and gains included in operating companies income totaled $107 million, $72 million and $257 million, respectively.

At December 31, 2011, finance assets, net, of $3,559 million were comprised of investments in finance leases of $3,786 million, reduced by the allowance for losses of $227 million. At December 31, 2010, finance assets, net, of $4,502 million were comprised of investments in finance leases of $4,704 million, reduced by the allowance for losses of $202 million.

During the second quarter of 2011, Altria Group, Inc. recorded a one-time charge of $627 million related to the tax treatment of certain leveraged lease transactions entered into by PMCC (the "PMCC Leveraged Lease Charge"). Approximately 50% of the charge ($315 million), which does not include potential penalties, represents a reduction in cumulative lease earnings recorded to date that will be recaptured over the remainder of the affected lease terms. The remaining portion of the charge ($312 million) primarily represents a permanent charge for interest on tax underpayments. The one-time charge was recorded in Altria Group, Inc.'s consolidated statement of earnings for the year ended December 31, 2011 as follows:

(in millions)	Net Revenues	Provision for Income Taxes	Total
Reduction to cumulative lease earnings	$490	$(175)	$315
Interest on tax underpayments		312	312

Total	$490	$137	$627

See Note 15. Income Taxes and Note 19. Contingencies for further discussion of matters related to this charge.

A summary of the net investments in finance leases at December 31, before allowance for losses, was as follows:

	Leveraged Leases		Direct Finance Leases		Total
(in millions)	2011	2010	2011	2010	2011	2010
Rents receivable, net	$3,926	$4,659	$162	$207	$4,088	$4,866
Unguaranteed residual values	1,306	1,327	86	87	1,392	1,414
Unearned income	(1,692)	(1,573)	(2)	(3)	(1,694)	(1,576)

Investments in finance leases	3,540	4,413	246	291	3,786	4,704
Deferred income taxes	(2,793)	(3,830)	(107)	(130)	(2,900)	(3,960)

Net investments in finance leases	$747	$583	$139	$161	$886	$744

For leveraged leases, rents receivable, net, represent unpaid rents, net of principal and interest payments on third-party nonrecourse debt. PMCC's rights to rents receivable are subordinate to the third-party nonrecourse debtholders, and the leased equipment is pledged as collateral to the debtholders. The repayment of the nonrecourse debt is collateralized by lease payments receivable and the leased property, and is nonrecourse to the general assets of PMCC. As required by U.S. GAAP, the third-party nonrecourse debt of $6.8 billion and $8.3 billion at December 31, 2011 and 2010, respectively, has been offset against the related rents receivable. There were no leases with contingent rentals in 2011 and 2010.

At December 31, 2011, PMCC's investments in finance leases were principally comprised of the following investment categories: aircraft (30%), rail and surface transport (26%), electric power (25%), real estate (10%) and manufacturing (9%). Investments located outside the United States, which are all U.S. dollar-denominated, represented 13% and 23% of PMCC's investments in finance leases at December 31, 2011 and 2010, respectively.

Rents receivable in excess of debt service requirements on third-party nonrecourse debt related to leveraged leases and rents receivable from direct finance leases at December 31, 2011 were as follows:

(in millions)	Leveraged Leases	Direct Finance Leases	Total
2012	$108	$45	$153
2013	158	45	203
2014	243	45	288
2015	335		335
2016	149		149
Thereafter	2,933	27	2,960

Total	$3,926	$162	$4,088

Included in net revenues for the years ended December 31, 2011, 2010 and 2009, were leveraged lease revenues of $(314) million, which includes a reduction to cumulative lease earnings of $490 million as a result of the PMCC Leveraged Lease Charge, $160 million and $341 million, respectively, and direct finance lease revenues of $1 million, $1 million and $7 million, respectively. Income tax (benefit) expense, excluding interest on tax underpayments, on leveraged lease revenues for the years ended December 31, 2011, 2010 and 2009, was $(112) million, $58 million and $119 million, respectively.

Income from investment tax credits on leveraged leases, and initial direct and executory costs on direct finance leases, were not significant during the years ended December 31, 2011, 2010 and 2009.

PMCC maintains an allowance for losses, which provides for estimated losses on its investments in finance leases. PMCC's portfolio consists of leveraged and direct finance leases to a diverse base of lessees participating in a wide variety of industries. Losses on such leases are recorded when probable and estimable. PMCC regularly performs a systematic assessment of each individual lease in its portfolio to determine potential credit or collection issues that might indicate impairment. Impairment takes into consideration both the probability of default and the likelihood of recovery if default were to occur. PMCC considers both quantitative and qualitative factors of each investment when performing its assessment of the allowance for losses.

Quantitative factors that indicate potential default are tied most directly to public debt ratings. PMCC monitors all publicly available information on its obligors, including financial statements and credit rating agency reports. Qualitative factors that indicate the likelihood of recovery if default were to occur include, but are not limited to, underlying collateral value, other forms of credit support, and legal/structural considerations impacting each lease. Using all available information, PMCC calculates potential losses for each lease in its portfolio based on its default and recovery assumption for each lease. The aggregate of these potential losses forms a range of potential losses which is used as a guideline to determine the adequacy of PMCC's allowance for losses.

PMCC assesses the adequacy of its allowance for losses relative to the credit risk of its leasing portfolio on an ongoing basis. PMCC believes that, as of December 31, 2011, the allowance for losses of $227 million is adequate. PMCC continues to monitor economic and credit conditions, and the individual situations of its lessees and their respective industries, and may have to increase its allowance for losses if such conditions worsen.

The activity in the allowance for losses on finance assets for the years ended December 31, 2011, 2010 and 2009 was as follows:

(in millions)	2011	2010	2009
Balance at beginning of year	$202	$266	$304
Increase to allowance	25		15
Amounts written-off		(64)	(53)

Balance at end of year	$227	$202	$266

PMCC leases 28 aircraft to American Airlines, Inc. ("American"), which filed for bankruptcy on November 29, 2011. As of the date of the bankruptcy filing, PMCC stopped recording income on its $140 million investment in finance leases from American. The leases could be rejected, restructured or, where applicable, foreclosed upon by the debtholders which would result in a write-off of the related investment in finance lease balance against PMCC's allowance for losses. Should foreclosure occur, PMCC would be subject to an acceleration of deferred taxes of approximately $22 million. After assessing its allowance for losses, including the impact of the American bankruptcy filing, PMCC increased the allowance for losses by $60 million during the fourth quarter of 2011. With the exception of American, all PMCC lessees were current on their lease payment obligations as of December 31, 2011.

During the third quarter of 2011, PMCC determined that its allowance for losses exceeded the amount required based on its assessment of the credit quality of the leasing portfolio at that time including reductions in exposure to below investment grade lessees. As a result, the allowance for losses was reduced by $35 million.

PMCC leased, under several lease arrangements, various types of automotive manufacturing equipment to General Motors Corporation ("GM"), which filed for bankruptcy on June 1, 2009. As of the date of the bankruptcy filing, PMCC stopped recording income on its $214 million investment in finance leases from GM. During 2009, GM rejected one of the leases, which resulted in a $49 million write-off against PMCC's allowance for losses, lowering the investment in finance leases balance from GM to $165 million. General Motors LLC ("New GM"), which is the successor of GM's North American automobile business, agreed to assume nearly all the remaining leases under same terms as GM, except for a rebate of a portion of future rents. The assignment of the leases to New GM was approved by the bankruptcy court and became effective in March 2010. During the first quarter of 2010, GM rejected another lease that was not assigned to New GM. The impact of the rent rebates and the 2010 lease rejection resulted in a $64 million write-off against PMCC's allowance for losses in the first quarter of 2010. In the first quarter of 2010, PMCC participated in a transaction pursuant to which the equipment related to the rejected leases was sold to New GM. These transactions resulted in an acceleration of deferred taxes of $34 million in 2010. As of December 31, 2011 and 2010, PMCC's investment in finance leases from New GM was $101 million.

During 2009, PMCC increased its allowance for losses by $15 million based on management's assessment of its portfolio, including its exposure to GM.

The credit quality of PMCC's investments in finance leases as assigned by Standard & Poor's Rating Services ("Standard & Poor's") and Moody's Investor Service, Inc. ("Moody's") at December 31, 2011 and 2010 was as follows:

(in millions)	2011	2010
Credit Rating by Standard & Poor's/Moody's:
"AAA/Aaa" to "A-/A3"	$1,570	$2,343
"BBB+/Baa1" to "BBB-/Baa3"	1,080	1,148
"BB+/Ba1" and Lower	1,136	1,213

Total	$3,786	$4,704

Short-Term Borrowings And Borrowing Arrangements	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings And Borrowing Arrangements [Abstract]
Short-Term Borrowings And Borrowing Arrangements

Note 9. Short-Term Borrowings and Borrowing Arrangements:

At December 31, 2011 and December 31, 2010, Altria Group, Inc. had no short-term borrowings. The credit line available to Altria Group, Inc. at December 31, 2011 was $3.0 billion.

On June 30, 2011, Altria Group, Inc. entered into a senior unsecured 5-year revolving credit agreement (the "Credit Agreement"). The Credit Agreement provides for borrowings up to an aggregate principal amount of $3.0 billion and expires on June 30, 2016. The Credit Agreement replaced Altria Group, Inc.'s $0.6 billion senior unsecured 364-day revolving credit agreement, which was to expire on November 16, 2011 (the "364-Day Agreement"), and Altria Group, Inc.'s $2.4 billion senior unsecured 3-year revolving credit agreement, which was to expire on November 20, 2012 (together with the 364-Day Agreement, the "Terminated Agreements"). The Terminated Agreements were terminated effective June 30, 2011. Pricing for interest and fees under the Credit Agreement may be modified in the event of a change in the rating of Altria Group, Inc.'s long-term senior unsecured debt. Interest rates on borrowings under the Credit Agreement are expected to be based on the London Interbank Offered Rate ("LIBOR") plus a percentage equal to Altria Group, Inc.'s credit default swap spread subject to certain minimum rates and maximum rates based on the higher of the rating of Altria Group, Inc.'s long-term senior unsecured debt from Standard & Poor's and Moody's. The applicable minimum and maximum rates based on Altria Group, Inc.'s long-term senior unsecured debt ratings at December 31, 2011 for borrowings under the Credit Agreement are 0.75% and 1.75%, respectively. The Credit Agreement does not include any other rating triggers, nor does it contain any provisions that could require the posting of collateral.

The Credit Agreement is used for general corporate purposes and to support Altria Group, Inc.'s commercial paper issuances. As in the Terminated Agreements, the Credit Agreement requires that Altria Group, Inc. maintain (i) a ratio of debt to consolidated EBITDA of not more than 3.0 to 1.0 and (ii) a ratio of consolidated EBITDA to consolidated interest expense of not less than 4.0 to 1.0, each calculated as of the end of the applicable quarter on a rolling four quarters basis. At December 31, 2011, the ratios of debt to consolidated EBITDA and consolidated EBITDA to consolidated interest expense, calculated in accordance with the Credit Agreement, were 1.9 to 1.0 and 6.4 to 1.0, respectively. Altria Group, Inc. expects to continue to meet its covenants associated with the Credit Agreement. The terms "consolidated EBITDA," "debt" and "consolidated interest expense," as defined in the Credit Agreement, include certain adjustments.

Any commercial paper issued by Altria Group, Inc. and borrowings under the Credit Agreement are guaranteed by PM USA (see Note 20. Condensed Consolidating Financial Information).

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

Note 10. Long-Term Debt:

At December 31, 2011 and 2010, Altria Group, Inc.'s long-term debt, all of which was consumer products debt, consisted of the following:

(in millions)	2011	2010
Notes, 4.125% to 10.20% , interest payable semi-annually (average coupon interest rate 8.3%), due through 2039	$13,647	$12,152
Debenture, 7.75% due 2027, interest payable semi-annually	42	42

	13,689	12,194
Less current portion of long-term debt	600

	$13,089	$12,194

Aggregate maturities of long-term debt are as follows:

(in millions)	Altria Group, Inc.	UST	Total Long-Term Debt
2012		$600	$600
2013	$1,459		1,459
2014	525		525
2015	1,000		1,000
2018	3,100	300	3,400
2019	2,200		2,200
Thereafter	4,542		4,542

Altria Group, Inc.'s estimate of the fair value of its debt is based on observable market information from a third party pricing source. The aggregate fair value of Altria Group, Inc.'s total long-term debt at December 31, 2011, was $17.7 billion, as compared with its carrying value of $13.7 billion. The aggregate fair value of Altria Group, Inc.'s long-term debt at December 31, 2010, was $15.5 billion, as compared with its carrying value of $12.2 billion.

Altria Group, Inc. Senior Notes:

On May 5, 2011, Altria Group, Inc. issued $1.5 billion (aggregate principal amount) of 4.75% senior unsecured long-term notes due May 5, 2021, with interest payable semi-annually. The net proceeds from the issuances of these senior unsecured notes were added to Altria Group, Inc.'s general funds and used for general corporate purposes.

The notes of Altria Group, Inc. are senior unsecured obligations and rank equally in right of payment with all of Altria Group, Inc.'s existing and future senior unsecured indebtedness. With respect to $12,725 million (aggregate principal amount) of Altria Group, Inc.'s senior unsecured long-term notes that were issued from 2008 to 2011, upon the occurrence of both (i) a change of control of Altria Group, Inc. and (ii) the notes ceasing to be rated investment grade by each of Moody's, Standard & Poor's and Fitch Ratings Ltd. within a specified time period, Altria Group, Inc. will be required to make an offer to purchase the notes at a price equal to 101% of the aggregate principal amount of such notes, plus accrued and unpaid interest to the date of repurchase as and to the extent set forth in the terms of the notes.

With respect to $10,225 million (aggregate principal amount) of senior unsecured long-term notes issued in 2008 and 2009, the interest rate payable on each series of notes is subject to adjustment from time to time if the rating assigned to the notes of such series by Moody's or Standard & Poor's is downgraded (or subsequently upgraded) as and to the extent set forth in the terms of the notes.

The obligations of Altria Group, Inc. under the notes are guaranteed by PM USA (see Note 20. Condensed Consolidating Financial Information).

UST Senior Notes:

As discussed in Note 3. UST Acquisition, the purchase price for the acquisition of UST included $900 million (aggregate principal amount) of long-term debt consisting of notes that are senior unsecured obligations and rank equally in right of payment with all of UST's existing and future senior unsecured and unsubordinated indebtedness. With respect to $300 million (aggregate principal amount) of the UST senior notes, upon the occurrence of both (i) a change of control of UST and (ii) these notes ceasing to be rated investment grade by each of Moody's and Standard & Poor's within a specified time period, UST would be required to make an offer to purchase these notes at a price equal to 101% of the aggregate principal amount of such series, plus accrued and unpaid interest to the date of repurchase as and to the extent set forth in the terms of these notes.

Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Capital Stock

Note 11. Capital Stock:

Shares of authorized common stock are 12 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, December 31, 2008	2,805,961,317	(744,589,733)	2,061,371,584
Exercise of stock options and issuance of other stock awards		14,657,060	14,657,060

Balances, December 31, 2009	2,805,961,317	(729,932,673)	2,076,028,644
Exercise of stock options and issuance of other stock awards		12,711,022	12,711,022

Balances, December 31, 2010	2,805,961,317	(717,221,651)	2,088,739,666
Exercise of stock options and issuance of other stock awards		5,004,502	5,004,502
Repurchases of common stock		(49,324,883)	(49,324,883)

Balances, December 31, 2011	2,805,961,317	(761,542,032)	2,044,419,285

At December 31, 2011, 48,822,217 shares of common stock were reserved for stock options and other stock awards under Altria Group, Inc.'s stock plans, and 10 million shares of Serial Preferred Stock, $1.00 par value, were authorized. No shares of Serial Preferred Stock have been issued.

Stock Plans	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Stock Plans

Note 12. Stock Plans:

Under the Altria Group, Inc. 2010 Performance Incentive Plan (the "2010 Plan"), Altria Group, Inc. may grant to eligible employees stock options, stock appreciation rights, restricted stock, restricted and deferred stock units, and other stock-based awards, as well as cash-based annual and long-term incentive awards. Up to 50 million shares of common stock may be issued under the 2010 Plan. In addition, Altria Group, Inc. may grant up to one million shares of common stock to members of the Board of Directors who are not employees of Altria Group, Inc. under the Stock Compensation Plan for Non-Employee Directors (the "Directors Plan"). Shares available to be granted under the 2010 Plan and the Directors Plan at December 31, 2011, were 47,880,823 and 658,731 respectively.

Restricted and Deferred Stock

Altria Group, Inc. may grant shares of restricted stock and deferred stock to eligible employees. These shares include nonforfeitable rights to dividends or dividend equivalents during the vesting period but may not be sold, assigned, pledged or otherwise encumbered. Such shares are subject to forfeiture if certain employment conditions are not met. Restricted and deferred stock generally vests on the third anniversary of the grant date.

The fair value of the shares of restricted stock and deferred stock at the date of grant is amortized to expense ratably over the restriction period, which is generally three years. Altria Group, Inc. recorded pre-tax compensation expense related to restricted stock and deferred stock granted to employees for the years ended December 31, 2011, 2010 and 2009 of $47 million, $44 million and $61 million, respectively. The deferred tax benefit recorded related to this compensation expense was $18 million, $16 million and $24 million for the years ended December 31, 2011, 2010 and 2009, respectively. The unamortized compensation expense related to Altria Group, Inc. restricted stock and deferred stock was $67 million at December 31, 2011 and is expected to be recognized over a weighted-average period of approximately 2 years.

Altria Group, Inc.'s restricted stock and deferred stock activity was as follows for the year ended December 31, 2011:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at December 31, 2010	8,765,598	$19.72
Granted	2,216,160	24.34
Vested	(2,259,327)	22.41
Forfeited	(312,015)	20.84

Balance at December 31, 2011	8,410,416	20.17

The weighted-average grant date fair value of Altria Group, Inc. restricted stock and deferred stock granted during the years ended December 31, 2011, 2010 and 2009 was $54 million, $53 million and $95 million, respectively, or $24.34, $19.90 and $16.71 per restricted or deferred share, respectively. The total fair value of Altria Group, Inc. restricted stock and deferred stock vested during the years ended December 31, 2011, 2010 and 2009 was $56 million, $33 million and $46 million, respectively.

Stock Option Plan

Altria Group, Inc. has not granted stock options to employees since 2002.

Altria Group, Inc. stock option activity was as follows for the year ended December 31, 2011:

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2010	2,675,593	$10.95
Options exercised	(2,637,038)	10.95
Options canceled	(33,965)	10.23

Balance/Exercisable at December 31, 2011	4,590	12.48	4 months	$79 thousand

The aggregate intrinsic value shown in the table above was based on the December 31, 2011 closing price for Altria Group, Inc.'s common stock of $29.65. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $37 million, $110 million and $87 million, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 13. Earnings per Share:

Basic and diluted earnings per share ("EPS") were calculated using the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net earnings attributable to Altria Group, Inc.	$3,390	$3,905	$3,206
Less: Distributed and undistributed earnings attributable to unvested restricted and deferred shares	(13)	(15)	(11)

Earnings for basic and diluted EPS	$3,377	$3,890	$3,195

Weighted-average shares for basic EPS	2,064	2,077	2,066
Add: Incremental shares from stock options		2	5

Weighted-average shares for diluted EPS	2,064	2,079	2,071

For the 2011 and 2010 computations, there were no antidilutive stock options. For the 2009 computation, 0.7 million stock options were excluded from the calculation of weighted-average shares for diluted EPS because their effects were antidilutive.

Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Losses [Abstract]
Accumulated Other Comprehensive Losses

Note 14. Accumulated Other Comprehensive Losses:

The following table sets forth the changes in each component of accumulated other comprehensive losses, net of deferred income taxes, attributable to Altria Group, Inc.:

(in millions)	Currency Translation Adjustments	Changes in Net Loss and Prior Service Cost	Ownership Share of SABMiller's Other Comprehensive Earnings	Accumulated Other Comprehensive Losses
Balances, December 31, 2008	$—	$(2,221)	$40	$(2,181)
Period change, before income taxes	3	611	372	986
Deferred income taxes		(236)	(130)	(366)

Balances, December 31, 2009	3	(1,846)	282	(1,561)
Period change, before income taxes	1	58	63	122
Deferred income taxes		(23)	(22)	(45)

Balances, December 31, 2010	4	(1,811)	323	(1,484)
Period change, before income taxes	(2)	(415)	(231)	(648)
Deferred income taxes		164	81	245

Balances, December 31, 2011	$2	$(2,062)	$173	$(1,887)

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 15. Income Taxes:

Earnings before income taxes, and provision for income taxes consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Earnings before income taxes:
United States	$5,568	$5,709	$4,868
Outside United States	14	14	9

Total	$5,582	$5,723	$4,877

Provision for income taxes:
Current:
Federal	$2,353	$1,430	$1,512
State and local	275	258	111
Outside United States	4	4	3

	2,632	1,692	1,626

Deferred:
Federal	(458)	120	(14)
State and local	15	4	57

	(443)	124	43

Total provision for income taxes	$2,189	$1,816	$1,669

Altria Group, Inc.'s U.S. subsidiaries join in the filing of a U.S. federal consolidated income tax return. The U.S. federal statute of limitations remains open for the year 2004 and forward, with years 2004 to 2006 currently under examination by the Internal Revenue Service ("IRS") as part of a routine audit conducted in the ordinary course of business. State jurisdictions have statutes of limitations generally ranging from 3 to 4 years. Certain of Altria Group, Inc.'s state tax returns are currently under examination by various states as part of routine audits conducted in the ordinary course of business.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009 was as follows:

(in millions)	2011	2010	2009
Balance at beginning of year	$399	$601	$669
Additions based on tax positions related to the current year	22	21	15
Additions for tax positions of prior years	71	30	34
Reductions for tax positions due to lapse of statutes of limitations	(39)	(58)	(22)
Reductions for tax positions of prior years	(67)	(164)	(87)
Settlements	(5)	(31)	(8)

Balance at end of year	$381	$399	$601

Unrecognized tax benefits and Altria Group, Inc.'s consolidated liability for tax contingencies at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Unrecognized tax benefits - Altria Group, Inc.	$191	$220
Unrecognized tax benefits - Kraft	112	101
Unrecognized tax benefits - PMI	78	78

Unrecognized tax benefits	381	399
Accrued interest and penalties	618	261
Tax credits and other indirect benefits	(211)	(85)

Liability for tax contingencies	$788	$575

The amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate at December 31, 2011 was $350 million, along with $31 million affecting deferred taxes. However, the impact on net earnings at December 31, 2011 would be $160 million, as a result of receivables from Altria Group, Inc.'s former subsidiaries Kraft Foods Inc. ("Kraft") and Philip Morris International Inc. ("PMI") of $112 million and $78 million, respectively, discussed below. The amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate at December 31, 2010 was $360 million, along with $39 million affecting deferred taxes. However, the impact on net earnings at December 31, 2010 would be $181 million, as a result of receivables from Kraft and PMI of $101 million and $78 million, respectively, discussed below.

Under tax sharing agreements entered into in connection with the 2007 and 2008 spin-offs between Altria Group, Inc. and its former subsidiaries Kraft and PMI, respectively, Kraft and PMI are responsible for their respective pre-spin-off tax obligations. Altria Group, Inc., however, remains severally liable for Kraft's and PMI's pre-spin-off federal tax obligations pursuant to regulations governing federal consolidated income tax returns. As a result, at December 31, 2011, Altria Group, Inc. continues to include the pre-spin-off federal income tax reserves of Kraft and PMI of $112 million and $78 million, respectively, in its liability for uncertain tax positions, and also includes corresponding receivables from Kraft and PMI of $112 million and $78 million, respectively, in its assets.

In the fourth quarter of 2011, the IRS, Kraft and Altria Group, Inc. executed a closing agreement that resolved certain Kraft tax matters arising out of the IRS's examination of Altria Group, Inc.'s consolidated federal income tax returns for the years ended 2004-2006. As a result of this closing agreement in the fourth quarter of 2011, Altria Group, Inc. recorded an income tax benefit of $12 million attributable to the reversal of federal income tax reserves and associated interest related to the resolution of certain Kraft tax matters.

As discussed in Note 19. Contingencies, Altria Group, Inc. and the IRS executed a closing agreement during the second quarter of 2010 in connection with the IRS's examination of Altria Group, Inc.'s consolidated federal income tax returns for the years 2000-2003, which resolved various tax matters for Altria Group, Inc. and its subsidiaries, including its former subsidiaries - Kraft and PMI. As a result of the closing agreement, Altria Group, Inc. paid the IRS approximately $945 million of tax and associated interest during the third quarter of 2010 with respect to certain PMCC leveraged lease transactions referred to by the IRS as lease-in/lease-out ("LILO") and sale-in/lease-out ("SILO") transactions, entered into during the 1996-2003 years. During the first quarter of 2011, Altria Group, Inc. filed claims for a refund of the approximately $945 million paid to the IRS. The IRS disallowed the claims during the third quarter of 2011. In addition, as a result of this closing agreement, in the second quarter of 2010, Altria Group, Inc. recorded (i) a $47 million income tax benefit primarily attributable to the reversal of tax reserves and associated interest related to Altria Group, Inc. and its current subsidiaries; and (ii) an income tax benefit of $169 million attributable to the reversal of federal income tax reserves and associated interest related to the resolution of certain Kraft and PMI tax matters.

In the third quarter of 2009, the IRS, Kraft, and Altria Group, Inc. executed a closing agreement that resolved certain Kraft tax matters arising out of the 2000 - 2003 IRS audit of Altria Group, Inc. As a result of this closing agreement, in the third quarter of 2009, Altria Group, Inc. recorded an income tax benefit of $88 million attributable to the reversal of federal income tax reserves and associated interest related to the resolution of certain Kraft tax matters.

The tax benefits of $12 million, $169 million and $88 million, for the years ended December 31, 2011, 2010 and 2009, respectively, were offset by a reduction to the corresponding receivables from Kraft and PMI, which were recorded as reductions to operating income on Altria Group, Inc.'s consolidated statements of earnings for the years ended December 31, 2011, 2010, and 2009, respectively. In addition, during 2011, Altria Group, Inc. recorded an additional tax provision and associated interest of $26 million related to various tax matters for Kraft. This additional tax provision was offset by an increase to the corresponding receivable from Kraft, which was recorded as an increase to operating income on Altria Group, Inc.'s consolidated statement of earnings for the year ended December 31, 2011. For the years ended December 31, 2011, 2010 and 2009, there was no impact on Altria Group, Inc.'s net earnings associated with the Kraft and PMI tax matters discussed above.

Altria Group, Inc. recognizes accrued interest and penalties associated with uncertain tax positions as part of the tax provision. As of December 31, 2011, Altria Group, Inc. had $618 million of accrued interest and penalties, of which approximately $39 million and $21 million related to Kraft and PMI, respectively, for which Kraft and PMI are responsible under their respective tax sharing agreements. As of December 31, 2010, Altria Group, Inc. had $261 million of accrued interest and penalties, of which approximately $32 million and $19 million related to Kraft and PMI, respectively. The corresponding receivables from Kraft and PMI are included in assets on Altria Group, Inc.'s consolidated balance sheets at December 31, 2011 and 2010.

For the years ended December 31, 2011, 2010 and 2009, Altria Group, Inc. recognized in its consolidated statements of earnings $496 million, $(69) million and $3 million, respectively, of gross interest expense (income) associated with uncertain tax positions, which in 2011 primarily relates to the PMCC Leveraged Lease Charge.

Altria Group, Inc. is subject to income taxation in many jurisdictions. Uncertain tax positions reflect the difference between tax positions taken or expected to be taken on income tax returns and the amounts recognized in the financial statements. Resolution of the related tax positions with the relevant tax authorities may take many years to complete, since such timing is not entirely within the control of Altria Group, Inc. It is reasonably possible that within the next 12 months certain examinations will be resolved, which could result in a decrease in unrecognized tax benefits of approximately $250 million, the majority of which would relate to the unrecognized tax benefits of Kraft and PMI, for which Altria Group, Inc. is indemnified.

The effective income tax rate on pre-tax earnings differed from the U.S. federal statutory rate for the following reasons for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
State and local income taxes, net of federal tax benefit	3.8	3.7	2.4
Uncertain tax positions	5.5	(2.3)	(0.6)
SABMiller dividend benefit	(2.0)	(2.3)	(2.4)
Domestic manufacturing deduction	(2.4)	(2.4)	(1.5)
Other	(0.7)		1.3

Effective tax rate	39.2%	31.7%	34.2%

The tax provision in 2011 includes a $312 million charge that primarily represents a permanent charge for interest, net of income tax benefit, on tax underpayments, associated with the previously discussed PMCC Leveraged Lease Charge which was recorded during the second quarter of 2011 and is reflected in uncertain tax positions above. The tax provision in 2011 also includes tax benefits of $77 million primarily attributable to the reversal of tax reserves and associated interest related to the expiration of statutes of limitations, closure of tax audits and the reversal of tax accruals no longer required. The tax provision in 2010 includes tax benefits of $216 million from the reversal of tax reserves and associated interest resulting from the execution of the 2010 closing agreement with the IRS discussed above. The tax provision in 2010 also includes tax benefits of $64 million from the reversal of tax reserves and associated interest following the resolution of several state audits and the expiration of statutes of limitations. The tax provision in 2009 includes tax benefits of $88 million from the reversal of tax reserves and associated interest resulting from the execution of the 2009 closing agreement with the IRS discussed above. The tax provision in 2009 also includes a tax benefit of $53 million from the utilization of net operating losses in the third quarter.

The tax effects of temporary differences that gave rise to consumer products deferred income tax assets and liabilities consisted of the following at December 31, 2011 and 2010:

(in millions)	2011	2010
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$1,087	$1,045
Settlement charges	1,382	1,393
Accrued pension costs	458	395
Net operating losses and tax credit carryforwards	96	87

Total deferred income tax assets	3,023	2,920

Deferred income tax liabilities:
Property, plant and equipment	(511)	(425)
Intangible assets	(3,721)	(3,655)
Investment in SABMiller	(1,803)	(1,758)
Other	(251)	(296)

Total deferred income tax liabilities	(6,286)	(6,134)

Valuation allowances	(82)	(39)

Net deferred income tax liabilities	$(3,345)	$(3,253)

Financial services deferred income tax liabilities of $2,811 million and $3,880 million at December 31, 2011 and 2010, respectively, are not included in the table above. These amounts, which are primarily attributable to temporary differences relating to net investments in finance leases, are included in total financial services liabilities on Altria Group, Inc.'s consolidated balance sheets at December 31, 2011 and 2010.

At December 31, 2011, Altria Group, Inc. had estimated state tax net operating losses of $1,267 million that, if unutilized, will expire in 2012 through 2031, state tax credit carryforwards of $78 million which, if unutilized, will expire in 2014 through 2017, and foreign tax credit carryforwards of $31 million which, if unutilized, will expire in 2020 through 2021. A valuation allowance is recorded against certain state net operating losses and tax credit carryforwards due to uncertainty regarding their utilization.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

Note 16. Segment Reporting:

The products of Altria Group, Inc.'s consumer products subsidiaries include cigarettes manufactured and sold by PM USA, smokeless products manufactured and sold by or on behalf of USSTC and PM USA, machine-made large cigars and pipe tobacco manufactured and sold by Middleton, and wine produced and/or distributed by Ste. Michelle. Another subsidiary of Altria Group, Inc., PMCC, maintains a portfolio of leveraged and direct finance leases. The products and services of these subsidiaries constitute Altria Group, Inc.'s reportable segments of cigarettes, smokeless products, cigars, wine and financial services.

Altria Group, Inc.'s chief operating decision maker reviews operating companies income to evaluate the performance of and allocate resources to the segments. Operating companies income for the segments excludes general corporate expenses and amortization of intangibles. Interest and other debt expense, net (consumer products), and provision for income taxes are centrally managed at the corporate level and, accordingly, such items are not presented by segment since they are excluded from the measure of segment profitability reviewed by Altria Group, Inc.'s chief operating decision maker. Information about total assets by segment is not disclosed because such information is not reported to or used by Altria Group, Inc.'s chief operating decision maker. Segment goodwill and other intangible assets, net, are disclosed in Note 4. Goodwill and Other Intangible Assets, net. The accounting policies of the segments are the same as those described in Note 2. Summary of Significant Accounting Policies.

Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues:
Cigarettes	$21,403	$21,631	$20,919
Smokeless products	1,627	1,552	1,366
Cigars	567	560	520
Wine	516	459	403
Financial services	(313)	161	348

Net revenues	$23,800	$24,363	$23,556

Earnings before income taxes:
Operating companies income (loss):
Cigarettes	$5,574	$5,451	$5,055
Smokeless products	859	803	381
Cigars	163	167	176
Wine	91	61	43
Financial services	(349)	157	270
Amortization of intangibles	(20)	(20)	(20)
General corporate expenses	(256)	(216)	(204)
Changes to Kraft and PMI tax-related receivables	14	(169)	(88)
UST acquisition-related transaction costs			(60)
Corporate asset impairment and exit costs	(8)	(6)	(91)

Operating income	6,068	6,228	5,462
Interest and other debt expense, net	(1,216)	(1,133)	(1,185)
Earnings from equity investment in SABMiller	730	628	600

Earnings before income taxes	$5,582	$5,723	$4,877

PM USA, USSTC and Middleton's largest customer, McLane Company, Inc., accounted for approximately 27%, 27% and 26% of Altria Group, Inc.'s consolidated net revenues for the years ended December 31, 2011, 2010 and 2009, respectively. These net revenues were reported in the cigarettes, smokeless products and cigars segments. Sales to three distributors accounted for approximately 66%, 65% and 64% of net revenues for the wine segment for the years ended December 31, 2011, 2010 and 2009, respectively.

Items affecting the comparability of net revenues and/or operating companies income (loss) for the segments were as follows:

Asset impairment, exit, implementation and integration costs: See Note 5. Asset Impairment, Exit, Implementation and Integration Costs for a breakdown of these costs by segment.

PMCC Leveraged Lease Charge: During 2011, Altria Group, Inc. recorded the PMCC Leveraged Lease Charge, which included a pre-tax charge of $490 million that was recorded as a decrease to PMCC's net revenues and operating companies income (see Note 8. Finance Assets, net, Note 15. Income Taxes and Note 19. Contingencies for further discussion of matters related to this charge).

PMCC allowance for losses: During 2011, PMCC increased its allowance for losses by $25 million due primarily to American's bankruptcy filing. During 2009, PMCC increased its allowance for losses by $15 million based on management's assessment of its portfolio including its exposure to GM. See Note 8. Finance Assets, net.

Tobacco and health judgments: During 2011, Altria Group, Inc. recorded pre-tax charges of $98 million, excluding accrued interest, related to tobacco and health judgments in the Williams, Bullock and Scott cases. These charges are reflected in the cigarettes segment. During 2010, Altria Group, Inc. recorded pre-tax charges of $16 million, excluding accrued interest, related to certain tobacco and health judgments (including a settlement of $5 million)

which are reflected in the cigarettes ($11 million) and smokeless products ($5 million) segments. See Note 19. Contingencies.

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Depreciation expense:
Cigarettes	$142	$164	$168
Smokeless products	31	32	41
Cigars	3	3	2
Wine	25	23	22
Corporate	32	34	38

Total depreciation expense	$233	$256	$271

Capital expenditures:
Cigarettes	$26	$54	$147
Smokeless products	24	19	18
Cigars	20	16	4
Wine	25	22	24
Corporate	10	57	80

Total capital expenditures	$105	$168	$273

Effective with the first quarter of 2012, Altria Group, Inc. will revise its reportable segments based on changes in the way in which Altria Group, Inc.'s chief operating decision maker reviews the business. These changes relate to the restructuring associated with the 2011 Cost Reduction Program (see Note 5. Asset Impairment, Exit, Implementation and Integration Costs), specifically the combination of the former cigars and cigarettes segments and evaluation of their operating results as a single smokeable products segment. Beginning in the first quarter of 2012, Altria Group, Inc.'s reportable segments will be smokeable products, smokeless products, wine and financial services.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

Note 17. Benefit Plans:

Subsidiaries of Altria Group, Inc. sponsor noncontributory defined benefit pension plans covering the majority of all employees of Altria Group, Inc. However, employees hired on or after a date specific to their employee group are not eligible to participate in noncontributory defined benefit pension plans but are instead eligible to participate in a defined contribution plan with enhanced benefits. This transition for new hires occurred from October 1, 2006 to January 1, 2008. In addition, effective January 1, 2010, certain employees of UST and Middleton who were participants in noncontributory defined benefit pension plans ceased to earn additional benefit service under those plans and became eligible to participate in a defined contribution plan with enhanced benefits. Altria Group, Inc. and its subsidiaries also provide health care and other benefits to the majority of retired employees.

The plan assets and benefit obligations of Altria Group, Inc.'s pension plans and the benefit obligations of Altria Group, Inc.'s postretirement plans are measured at December 31 of each year.

Pension Plans

Obligations and Funded Status

The projected benefit obligations, plan assets and funded status of Altria Group, Inc.'s pension plans at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Projected benefit obligation at beginning of year	$6,439	$6,075
Service cost	74	80
Interest cost	351	356
Benefits paid	(371)	(375)
Actuarial losses	460	287
Termination	39
Curtailment	(22)
Other	(5)	16

Projected benefit obligation at end of year	6,965	6,439

Fair value of plan assets at beginning of year	5,218	4,870
Actual return on plan assets	188	667
Employer contributions	240	30
Funding of UST plans		26
Benefits paid	(371)	(375)

Fair value of plan assets at end of year	5,275	5,218

Net pension liability recognized at December 31	$(1,690)	$(1,221)

The net pension liability recognized in Altria Group, Inc.'s consolidated balance sheets at December 31, 2011 and 2010, was as follows:

(in millions)	2011	2010
Other accrued liabilities	$(28)	$(30)
Accrued pension costs	(1,662)	(1,191)

	$(1,690)	$(1,221)

The accumulated benefit obligation, which represents benefits earned to date, for the pension plans was $6.6 billion and $6.1 billion at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the accumulated benefit obligations were in excess of plan assets for all pension plans.

The following assumptions were used to determine Altria Group, Inc.'s benefit obligations under the plans at December 31:

	2011	2010
Discount rate	5.0%	5.5%
Rate of compensation increase	4.0	4.0

The discount rates for Altria Group, Inc.'s plans were developed from a model portfolio of high-quality corporate bonds with durations that match the expected future cash flows of the benefit obligations.

Components of Net Periodic Benefit Cost

Net periodic pension cost consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Service cost	$74	$80	$96
Interest cost	351	356	349
Expected return on plan assets	(422)	(421)	(429)
Amortization:
Net loss	171	126	119
Prior service cost	14	13	12
Termination, settlement and curtailment	41		12

Net periodic pension cost	$229	$154	$159

During 2011 and 2009, termination, settlement and curtailment shown in the table above primarily reflect termination benefits, partially offset in 2009 by curtailment gains related to Altria Group, Inc.'s restructuring programs. For more information on Altria Group, Inc.'s restructuring programs, see Note 5. Asset Impairment, Exit, Implementation and Integration Costs.

The amounts included in termination, settlement and curtailment in the table above for the years ended December 31, 2011 and 2009 were comprised of the following changes:

(in millions)	2011	2009
Benefit obligation	$39	$9
Other comprehensive earnings/losses:
Net losses		3
Prior service cost	2

	$41	$12

For the pension plans, the estimated net loss and prior service cost that are expected to be amortized from accumulated other comprehensive losses into net periodic benefit cost during 2012 are $224 million and $10 million, respectively.

The following weighted-average assumptions were used to determine Altria Group, Inc.'s net pension cost for the years ended December 31:

	2011	2010	2009
Discount rate	5.5%	5.9%	6.1%
Expected rate of return on plan assets	8.0	8.0	8.0
Rate of compensation increase	4.0	4.5	4.5

Altria Group, Inc. sponsors deferred profit-sharing plans covering certain salaried, non-union and union employees. Contributions and costs are determined generally as a percentage of earnings, as defined by the plans. Amounts charged to expense for these defined contribution plans totaled $106 million, $108 million and $106 million in 2011, 2010 and 2009, respectively.

Plan Assets

Altria Group, Inc.'s pension plans investment strategy is based on an expectation that equity securities will outperform debt securities over the long term. Altria Group, Inc. implements the investment strategy in a prudent and risk-controlled manner, consistent with the fiduciary requirements of the Employee Retirement Income Security Act of 1974, by investing retirement plan assets in a well-diversified mix of equities, fixed income and other securities that reflects the impact of the demographic mix of plan participants on the benefit obligation using a target asset allocation between equity securities and fixed income investments of 55%/45%. Accordingly, the composition of Altria Group, Inc.'s plan assets at December 31, 2011 was broadly characterized as an allocation between equity securities (53%), corporate bonds (23%), U.S. Treasury and Foreign Government securities (17%) and all other types of investments (7%). Virtually all pension assets can be used to make monthly benefit payments.

Altria Group, Inc.'s pension plans investment strategy is accomplished by investing in U.S. and international equity commingled funds which are intended to mirror indices such as the Standard & Poor's 500 Index, Russell Small Cap Completeness Index, Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") Index, and MSCI Emerging Markets Index. Altria Group, Inc.'s pension plans also invest in actively managed international equity securities of large, mid, and small cap companies located in the developed markets of Europe, Australasia, and the Far East, and actively managed long duration fixed income securities that primarily include investment grade corporate bonds of companies from diversified industries, U.S. Treasuries and Treasury Inflation Protected Securities. The below investment grade securities represent 10% of the fixed income holdings or 5% of total plan assets at December 31, 2011. The allocation to emerging markets represents 4% of the equity holdings or 2% of total plan assets at December 31, 2011. The allocation to real estate and private equity investments is immaterial.

Altria Group, Inc.'s pension plans risk management practices include ongoing monitoring of the asset allocation, investment performance, investment managers' compliance with their investment guidelines, periodic rebalancing between equity and debt asset classes and annual actuarial re-measurement of plan liabilities.

Altria Group, Inc.'s expected rate of return on pension plan assets is determined by the plan assets' historical long-term investment performance, current asset allocation and estimates of future long-term returns by asset class. The forward-looking estimates are consistent with the overall long-term averages exhibited by returns on equity and fixed income securities.

The fair values of Altria Group, Inc.'s pension plan assets by asset category are as follows:

Investments at Fair value as of December 31, 2011

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,482	$—	$1,482
U.S. small cap		441		441
International developed markets		152		152
International emerging markets		100		100
Long duration fixed income		585		585
U.S. and foreign government securities or their agencies:
U.S. government and agencies		510		510
U.S. municipal bonds		44		44
Foreign government and agencies		204		204
Corporate debt instruments:
Above investment grade		618		618
Below investment grade and no rating		255		255
Common stock:
International equities	550			550
U.S. equities	21			21
Registered investment companies	124	63		187
U.S. and foreign cash and cash equivalents	42	4		46
Asset backed securities		49		49
Other, net	16	2	13	31

Total investments at fair value, net	$753	$4,509	$13	$5,275

Investments at Fair value as of December 31, 2010

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,431	$—	$1,431
U.S. small cap		533		533
International developed markets		177		177
International emerging markets		123		123
Long duration fixed income		479		479
Other		125		125
U.S. and foreign government securities or their agencies:
U.S. government and agencies		440		440
U.S. municipal bonds		32		32
Foreign government and agencies		308		308
Corporate debt instruments:
Above investment grade		488		488
Below investment grade and no rating		178		178
Common stock:
International equities	542			542
U.S. equities	24			24
Registered investment companies	152	62		214
U.S. and foreign cash and cash equivalents	38	6		44
Asset backed securities		48		48
Other, net	8	11	13	32

Total investments at fair value, net	$764	$4,441	$13	$5,218

Level 3 holdings are immaterial to total plan assets at December 31, 2011 and 2010.

For a description of the fair value hierarchy and the three levels of inputs used to measure fair value, see Note 2. Summary of Significant Accounting Policies.

Following is a description of the valuation methodologies used for investments measured at fair value, including the general classification of such investments pursuant to the fair value hierarchy.

Common/Collective Trusts: Common/collective trusts consist of pools of investments used by institutional investors to obtain exposure to equity and fixed income markets by investing in equity index funds which are intended to mirror indices such as Standard & Poor's 500 Index, Russell Small Cap Completeness Index, State Street Global Advisor's Fundamental Index, MSCI EAFE Index, MSCI Emerging Markets Index, and an actively managed long duration fixed income fund. They are valued on the basis of the relative interest of each participating investor in the fair value of the underlying assets of each of the respective common/collective trusts. The underlying assets are valued based on the net asset value ("NAV") as provided by the investment account manager and are classified in level 2 of the fair value hierarchy. These common/collective trusts have defined redemption terms which vary from two day prior notice to semi-monthly openings for redemption. There are no other restrictions on redemption at December 31, 2011.

U.S. and Foreign Government Securities: U.S. and Foreign Government securities consist of investments in Treasury Nominal Bonds and Inflation Protected Securities, investment grade municipal securities and unrated or non-investment grade municipal securities. Government securities, which are traded in a non-active over-the-counter market, are valued at a price which is based on a broker quote, and are classified in level 2 of the fair value hierarchy.

Corporate Debt Instruments: Corporate debt instruments are valued at a price which is based on a compilation of primarily observable market information or a broker quote in a non-active over-the-counter market, and are classified in level 2 of the fair value hierarchy.

Common Stocks: Common stocks are valued based on the price of the security as listed on an open active exchange on last trade date, and are classified in level 1 of the fair value hierarchy.

Registered Investment Companies: Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices and are classified in level 1 of the fair value hierarchy. Registered investment company funds which are designed specifically to meet Altria Group, Inc.'s pension plans investment strategies but are not traded on an active market are valued based on the NAV of the underlying securities as provided by the investment account manager on the last business day of the period and are classified in level 2 of the fair value hierarchy. The registered investment company funds measured at NAV have daily liquidity and are not subject to any redemption restrictions at December 31, 2011.

U.S. and Foreign Cash & Cash Equivalents: Cash and cash equivalents are valued at cost that approximates fair value, and are classified in level 1 of the fair value hierarchy. Cash collateral for forward contracts on U.S. Treasury notes, which approximates fair value, is classified in level 2 of the fair value hierarchy.

Asset Backed Securities: Asset backed securities are fixed income securities such as mortgage backed securities and auto loans that are collateralized by pools of underlying assets that are unable to be sold individually. They are valued at a price which is based on a compilation of primarily observable market information or a broker quote in a non-active, over-the-counter market, and are classified in level 2 of the fair value hierarchy.

Cash Flows

Altria Group, Inc. makes contributions to the extent that they are tax deductible, and to pay benefits that relate to plans for salaried employees that cannot be funded under IRS regulations. On January 3, 2012, Altria Group, Inc. made a voluntary $500 million contribution to its pension plans. Currently, Altria Group, Inc. anticipates making additional employer contributions to its pension plans of approximately $25 million to $50 million in 2012 based on current tax law. However, this estimate is subject to change as a result of changes in tax and other benefit laws, as well as asset performance significantly above or below the assumed long-term rate of return on pension assets, or changes in interest rates.

The estimated future benefit payments from the Altria Group, Inc. pension plans at December 31, 2011, are as follows:

(in millions)
2012	$386
2013	393
2014	416
2015	412
2016	418
2017 - 2021	2,191

Postretirement Benefit Plans

Net postretirement health care costs consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Service cost	$34	$29	$33
Interest cost	139	135	125
Amortization:
Net loss	39	32	36
Prior service credit	(21)	(21)	(9)
Termination and curtailment	(4)		40

Net postretirement health care costs	$187	$175	$225

During 2011 and 2009, termination and curtailment shown in the table above primarily reflects termination benefits and curtailment gains/losses related to Altria Group, Inc.'s restructuring programs. For further information on Altria Group, Inc.'s restructuring programs, see Note 5. Asset Impairment, Exit, Implementation and Integration Costs.

The amounts included in termination and curtailment shown in the table above for the years ended December 31, 2011 and 2009 were comprised of the following changes:

(in millions)	2011	2009
Accrued postretirement health care costs	$11	$40
Other comprehensive earnings/losses:
Prior service credit	(15)

	$(4)	$40

For the postretirement benefit plans, the estimated net loss and prior service credit that are expected to be amortized from accumulated other comprehensive losses into net postretirement health care costs during 2012 are $49 million and $(47) million, respectively.

The following assumptions were used to determine Altria Group, Inc.'s net postretirement cost for the years ended December 31:

	2011	2010	2009
Discount rate	5.5%	5.8%	6.1%
Health care cost trend rate	8.0	7.5	8.0

Altria Group, Inc.'s postretirement health care plans are not funded. The changes in the accumulated postretirement benefit obligation at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Accrued postretirement health care costs at beginning of year	$2,548	$2,464
Service cost	34	29
Interest cost	139	135
Benefits paid	(136)	(118)
Plan amendments	(282)	(58)
Assumption changes		124
Actuarial losses/(gains)	191	(28)
Termination and curtailment	11

Accrued postretirement health care costs at end of year	$2,505	$2,548

The current portion of Altria Group, Inc.'s accrued postretirement health care costs of $146 million at December 31, 2011 and 2010, is included in other accrued liabilities on the consolidated balance sheets.

The Patient Protection and Affordable Care Act ("PPACA"), as amended by the Health Care and Education Reconciliation Act of 2010, was signed into law in March 2010. The PPACA mandates health care reforms with staggered effective dates from 2010 to 2018, including the imposition of an excise tax on high cost health care plans effective 2018. The additional accumulated postretirement liability resulting from the PPACA, which is not material to Altria Group, Inc., has been included in Altria Group, Inc.'s accumulated postretirement benefit obligation at December 31, 2011 and 2010. Given the complexity of the PPACA and the extended time period during which implementation is expected to occur, further adjustments to Altria Group, Inc.'s accumulated postretirement benefit obligation may be necessary in the future.

The following assumptions were used to determine Altria Group, Inc.'s postretirement benefit obligations at December 31:

	2011	2010
Discount rate	4.9%	5.5%
Health care cost trend rate assumed for next year	8.0	8.0
Ultimate trend rate	5.0	5.0
Year that the rate reaches the ultimate trend rate	2018	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 31, 2011:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	13.3%	(10.6)%

Effect on postretirement benefit obligation	7.9	(6.7)

Altria Group, Inc.'s estimated future benefit payments for its postretirement health care plans at December 31, 2011, are as follows:

(in millions)
2012	$146
2013	158
2014	167
2015	173
2016	176
2017-2021	851

Postemployment Benefit Plans

Altria Group, Inc. sponsors postemployment benefit plans covering substantially all salaried and certain hourly employees. The cost of these plans is charged to expense over the working life of the covered employees. Net postemployment costs consisted of the following for the years ended December 31, 2011, 2010 and 2009:

(in millions)	2011	2010	2009
Service cost	$1	$1	$1
Interest cost	2	1	1
Amortization of net loss	16	12	11
Other	121	5	178

Net postemployment costs	$140	$19	$191

"Other" postemployment cost shown in the table above primarily reflects incremental severance costs related to Altria Group, Inc.'s restructuring programs (see Note 5. Asset Impairment, Exit, Implementation and Integration Costs).

For the postemployment benefit plans, the estimated net loss that is expected to be amortized from accumulated other comprehensive losses into net postemployment costs during 2012 is approximately $18 million.

Altria Group, Inc.'s postemployment benefit plans are not funded. The changes in the benefit obligations of the plans at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Accrued postemployment costs at beginning of year	$151	$349
Service cost	1	1
Interest cost	2	1
Benefits paid	(48)	(218)
Actuarial losses and assumption changes	43	13
Other	121	5

Accrued postemployment costs at end of year	$270	$151

The accrued postemployment costs were determined using a weighted-average discount rate of 2.8% and 3.8% in 2011 and 2010, respectively, an assumed weighted-average ultimate annual turnover rate of 1.0% in 2011 and 0.5% in 2010, assumed compensation cost increases of 4.0% in 2011 and 2010, and assumed benefits as defined in the respective plans. Postemployment costs arising from actions that offer employees benefits in excess of those specified in the respective plans are charged to expense when incurred.

Comprehensive Earnings/Losses:

The amounts recorded in accumulated other comprehensive losses at December 31, 2011 consisted of the following:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,788)	$(796)	$(175)	$(3,759)
Prior service (cost) credit	(46)	425		379
Deferred income taxes	1,104	146	68	1,318

Amounts recorded in accumulated other comprehensive losses	$(1,730)	$(225)	$(107)	$(2,062)

The amounts recorded in accumulated other comprehensive losses at December 31, 2010 consisted of the following:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,287)	$(647)	$(151)	$(3,085)
Prior service (cost) credit	(62)	182		120
Deferred income taxes	914	180	60	1,154

Amounts recorded in accumulated other comprehensive losses	$(1,435)	$(285)	$(91)	$(1,811)

The movements in other comprehensive earnings/losses during the year ended December 31, 2011 were as follows:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$171	$39	$16	$226
Prior service cost/credit	14	(21)		(7)
Deferred income taxes	(72)	(7)	(6)	(85)

	113	11	10	134

Other movements during the year:
Net losses	(672)	(188)	(40)	(900)
Prior service cost/credit	2	264		266
Deferred income taxes	262	(27)	14	249

	(408)	49	(26)	(385)

Total movements in other comprehensive earnings/losses	$(295)	$60	$(16)	$(251)

The movements in other comprehensive earnings/losses during the year ended December 31, 2010 were as follows:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$126	$32	$12	$170
Prior service cost/credit	13	(21)		(8)
Deferred income taxes	(55)	(4)	(4)	(63)

	84	7	8	99

Other movements during the year:
Net losses	(41)	(95)	(10)	(146)
Prior service cost/credit	(16)	58		42
Deferred income taxes	21	15	4	40

	(36)	(22)	(6)	(64)

Total movements in other comprehensive earnings/losses	$48	$(15)	$2	$35

The movements in other comprehensive earnings/losses during the year ended December 31, 2009 were as follows:

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$119	$36	$11	$166
Prior service cost/credit	12	(9)		3
Other expense:
Net losses	3			3
Deferred income taxes	(52)	(10)	(4)	(66)

	82	17	7	106

Other movements during the year:
Net losses	413	(25)	(24)	364
Prior service cost/credit		75		75
Deferred income taxes	(161)	(19)	10	(170)

	252	31	(14)	269

Total movements in other comprehensive earnings/losses	$334	$48	$(7)	$375

Additional Information	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Additional Information

Note 18. Additional Information:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Research and development expense	$128	$144	$177

Advertising expense	$5	$5	$6

Interest and other debt expense, net:
Interest expense	$1,220	$1,136	$1,189
Interest income	(4)	(3)	(4)

	$1,216	$1,133	$1,185

Interest expense of financial services operations included in cost of sales	$—	$—	$20

Rent expense	$63	$58	$55

Minimum rental commitments and sublease income under non-cancelable operating leases, including amounts associated with closed facilities primarily from the integration of UST (see Note 5. Asset Impairment, Exit, Implementation and Integration Costs), in effect at December 31, 2011, were as follows:

(in millions)	Rental Commitments	Sublease Income
2012	$56	$2
2013	46	3
2014	37	3
2015	25	4
2016	21	4
Thereafter	110	29

	$295	$45

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies

Note 19. Contingencies:

Legal proceedings covering a wide range of matters are pending or threatened in various United States and foreign jurisdictions against Altria Group, Inc. and its subsidiaries, including PM USA and UST and its subsidiaries, as well as their respective indemnitees. Various types of claims are raised in these proceedings, including product liability, consumer protection, antitrust, tax, contraband shipments, patent infringement, employment matters, claims for contribution and claims of distributors.

Litigation is subject to uncertainty and it is possible that there could be adverse developments in pending or future cases. An unfavorable outcome or settlement of pending tobacco-related or other litigation could encourage the commencement of additional litigation. Damages claimed in some tobacco-related and other litigation are or can be significant and, in certain cases, range in the billions of dollars. The variability in pleadings in multiple jurisdictions, together with the actual experience of management in litigating claims, demonstrate that the monetary relief that may be specified in a lawsuit bears little relevance to the ultimate outcome. In certain cases, plaintiffs claim that defendants' liability is joint and several. In such cases, Altria Group, Inc. or its subsidiaries may face the risk that one or more co-defendants decline or otherwise fail to participate in the bonding required for an appeal or to pay their proportionate or jury-allocated share of a judgment. As a result, Altria Group, Inc. or its subsidiaries under certain circumstances may have to pay more than their proportionate share of any bonding- or judgment-related amounts.

Although PM USA has historically been able to obtain required bonds or relief from bonding requirements in order to prevent plaintiffs from seeking to collect judgments while adverse verdicts have been appealed, there remains a risk that such relief may not be obtainable in all cases. This risk has been substantially reduced given that 44 states now limit the dollar amount of bonds or require no bond at all. As discussed below, however, tobacco litigation plaintiffs have challenged the constitutionality of Florida's bond cap statute in several cases and plaintiffs may challenge state bond cap statutes in other jurisdictions as well. Such challenges may include the applicability of state bond caps in federal court. Although we cannot predict the outcome of such challenges, it is possible that the consolidated results of operations, cash flows or financial position of Altria Group, Inc., or one or more of its subsidiaries, could be materially affected in a particular fiscal quarter or fiscal year by an unfavorable outcome of one or more such challenges.

Altria Group, Inc. and its subsidiaries record provisions in the consolidated financial statements for pending litigation when they determine that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. At the present time, while it is reasonably possible that an unfavorable outcome in a case may occur, except as discussed elsewhere in this Note 19. Contingencies: (i) management has concluded that it is not probable that a loss has been incurred in any of the pending tobacco-related cases; (ii) management is unable to estimate the possible loss or range of loss that could result from an unfavorable outcome in any of the pending tobacco-related cases; and (iii) accordingly, management has not provided any amounts in the consolidated financial statements for unfavorable outcomes, if any. Legal defense costs are expensed as incurred.

Altria Group, Inc. and its subsidiaries have achieved substantial success in managing litigation. Nevertheless, litigation is subject to uncertainty and significant challenges remain. It is possible that the consolidated results of operations, cash flows or financial position of Altria Group, Inc., or one or more of its subsidiaries, could be materially affected in a particular fiscal quarter or fiscal year by an unfavorable outcome or settlement of certain pending litigation. Altria Group, Inc. and each of its subsidiaries named as a defendant believe, and each has been so advised by counsel handling the respective cases, that it has valid defenses to the litigation pending against it, as well as valid bases for appeal of adverse verdicts. Each of the companies has defended, and will continue to defend, vigorously against litigation challenges. However, Altria Group, Inc. and its subsidiaries may enter into settlement discussions in particular cases if they believe it is in the best interests of Altria Group, Inc. to do so.

Overview of Altria Group, Inc. and/or PM USA Tobacco-Related Litigation

Types and Number of Cases

Claims related to tobacco products generally fall within the following categories: (i) smoking and health cases alleging personal injury brought on behalf of individual plaintiffs; (ii) smoking and health cases primarily alleging personal injury or seeking court-supervised programs for ongoing medical monitoring and purporting to be brought on behalf of a class of individual plaintiffs, including cases in which the aggregated claims of a number of individual plaintiffs are to be tried in a single proceeding; (iii) health care cost recovery cases brought by governmental (both domestic and foreign) and non-governmental plaintiffs seeking reimbursement for health care expenditures allegedly caused by cigarette smoking and/or disgorgement of profits; (iv) class action suits alleging that the uses of the terms "Lights" and "Ultra Lights" constitute deceptive and unfair trade practices, common law fraud, or violations of the Racketeer Influenced and Corrupt Organizations Act ("RICO"); and (v) other tobacco-related litigation described below. Plaintiffs' theories of recovery and the defenses raised in pending smoking and health, health care cost recovery and "Lights/Ultra Lights" cases are discussed below.

The table below lists the number of certain tobacco-related cases pending in the United States against PM USA and, in some instances, Altria Group, Inc. as of December 31, 2011, December 31, 2010 and December 31, 2009.

Type of Case	Number of Cases Pending as of December 31, 2011	Number of Cases Pending as of December 31, 2010	Number of Cases Pending as of December 31, 2009
Individual Smoking and Health Cases (1)	82	92	89
Smoking and Health Class Actions and Aggregated Claims Litigation (2)	7	11	7
Health Care Cost Recovery Actions	1	4	3
"Lights/Ultra Lights" Class Actions	18	27	28
Tobacco Price Cases	1	1	2
(1)	Does not include 2,586 cases brought by flight attendants seeking compensatory damages for personal injuries allegedly caused by exposure to environmental tobacco smoke ("ETS"). The flight attendants allege that they are members of an ETS smoking and health class action, which was settled in 1997 (Broin). The terms of the court-approved settlement in that case allow class members to file individual lawsuits seeking compensatory damages, but prohibit them from seeking punitive damages. Certain Broin plaintiffs have filed a motion seeking approximately $50 million in sanctions for alleged interference by R.J. Reynolds Tobacco Company ("R.J. Reynolds") and PM USA with Lorillard, Inc.'s acceptance of offers of settlement in the Broin progeny cases. In May 2011, the trial court denied this motion. Plaintiffs have appealed.

Also, does not include approximately 6,561 individual smoking and health cases (3,301 state court cases and 3,260 federal court cases) brought by or on behalf of approximately 8,126 plaintiffs in Florida (4,867 state court plaintiffs and 3,259 federal court plaintiffs) following the decertification of the Engle case discussed below. It is possible that some of these cases are duplicates and that additional cases have been filed but not yet recorded on the courts' dockets.

(2)	Includes as one case the 613 civil actions (of which 352 are actions against PM USA) that are to be tried in a single proceeding in West Virginia (In re: Tobacco Litigation). The West Virginia Supreme Court of Appeals has ruled that the United States Constitution does not preclude a trial in two phases in this case. Under the current trial plan, issues related to defendants' conduct and plaintiffs' entitlement to punitive damages would be determined in the first phase. The second phase would consist of individual trials to determine liability, if any, as well as compensatory and punitive damages, if any. Trial in the case began in October 2011, but ended in a mistrial on November 8, 2011. The court has not yet scheduled a new trial.

International Tobacco-Related Cases

As of December 31, 2011, PM USA is a named defendant in Israel in one "Lights" class action and one health care cost recovery action. PM USA is a named defendant in four health care cost recovery actions in Canada, three of which also name Altria Group, Inc. as a defendant. PM USA and Altria Group, Inc. are also named defendants in six smoking and health class actions filed in various Canadian provinces. See Guarantees for a discussion of the Distribution Agreement between Altria Group, Inc. and PMI that provides for indemnities for certain liabilities concerning tobacco products.

Pending and Upcoming Tobacco-Related Trials

As of December 31, 2011, 45 Engle progeny cases and 2 individual smoking and health cases against PM USA are set for trial in 2012. Cases against other companies in the tobacco industry are also scheduled for trial in 2012. Trial dates are subject to change.

Trial Results

Since January 1999, excluding the Engle progeny cases (separately discussed below), verdicts have been returned in 51 smoking and health, "Lights/Ultra Lights" and health care cost recovery cases in which PM USA was a defendant. Verdicts in favor of PM USA and other defendants were returned in 34 of the 51 cases. These 34 cases were tried in Alaska (1), California (5), Florida (9), Louisiana (1), Massachusetts (1), Mississippi (1), Missouri (3), New Hampshire (1), New Jersey (1), New York (4), Ohio (2), Pennsylvania (1), Rhode Island (1), Tennessee (2), and West Virginia (1). A motion for a new trial was granted in one of the cases in Florida.

Of the 17 non-Engle progeny cases in which verdicts were returned in favor of plaintiffs, fourteen have reached final resolution. A verdict against defendants in one health care cost recovery case (Blue Cross/Blue Shield) was reversed and all claims were dismissed with prejudice. In addition, a verdict against defendants in a purported "Lights" class action in Illinois (Price) was reversed and the case was dismissed with prejudice in December 2006. In December 2008, the plaintiff in Price filed a motion with the state trial court to vacate the judgment dismissing this case in light of the United States Supreme Court's decision in Good (see below for a discussion of developments in Good and Price).

As of January 26, 2012, twenty-seven Engle progeny cases involving PM USA have resulted in verdicts since the Florida Supreme Court's Engle decision. Fourteen verdicts were returned in favor of plaintiffs and thirteen verdicts were returned in favor of PM USA. See Smoking and Health Litigation – Engle Progeny Trial Results below for a discussion of these verdicts.

After exhausting all appeals in those cases resulting in adverse verdicts (Engle progeny and non-Engle progeny), PM USA has paid judgments (and related costs and fees) totaling approximately $177.1 million and interest totaling approximately $80.0 million as of December 31, 2011. As described below, PM USA recorded provisions for Bullock and Williams in the fourth quarter of 2011 and paid the Williams judgment on January 20, 2012.

Security for Judgments

To obtain stays of judgments pending current appeals, as of December 31, 2011, PM USA has posted various forms of security totaling approximately $63 million, the majority of which has been collateralized with cash deposits that are included in other assets on the consolidated balance sheets.

Smoking and Health Litigation

Overview

Plaintiffs' allegations of liability in smoking and health cases are based on various theories of recovery, including negligence, gross negligence, strict liability, fraud, misrepresentation, design defect, failure to warn, nuisance, breach of express and implied warranties, breach of special duty, conspiracy, concert of action, violations of deceptive trade practice laws and consumer protection statutes, and claims under the federal and state anti-racketeering statutes. Plaintiffs in the smoking and health actions seek various forms of relief, including compensatory and punitive damages, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, and injunctive and equitable relief. Defenses raised in these cases include lack of proximate cause, assumption of the risk, comparative fault and/or contributory negligence, statutes of limitations and preemption by the Federal Cigarette Labeling and Advertising Act.

Non-Engle Progeny Trial Results

Summarized below are the non-Engle progeny smoking and health cases that were pending during 2011 in which verdicts were returned in favor of plaintiffs. A chart listing the verdicts for plaintiffs in the Engle progeny cases can be found in Smoking and Health Litigation – Engle Progeny Trial Results below.

D. Boeken: In August 2011, a California jury returned a verdict in favor of plaintiff, awarding $12.8 million in compensatory damages against PM USA. PM USA's motions for judgment notwithstanding the verdict and for a new trial were denied in October 2011. PM USA has filed a notice of appeal, and posted a bond in the amount of $12.8 million on November 4, 2011.

Bullock: In October 2002, a California jury awarded against PM USA $850,000 in compensatory damages and $28 billion in punitive damages. In December 2002, the trial court reduced the punitive damages award to $28 million. In April 2006, the California Court of Appeal affirmed the $28 million punitive damages award. In August 2006, the California Supreme Court denied plaintiffs' petition to overturn the trial court's reduction of the punitive damages award and granted PM USA's petition for review challenging the punitive damages award. In May 2007, the California Supreme Court transferred the case to the Second District of the California Court of Appeal with directions that the court vacate its 2006 decision and reconsider the case in light of the United States Supreme Court's decision in the Williams case discussed below. In January 2008, the California Court of Appeal reversed the judgment with respect to the $28 million punitive damages award, affirmed the judgment in all other respects, and remanded the case to the trial court to conduct a new trial on the amount of punitive damages. In March 2008, plaintiffs and PM USA appealed to the California Supreme Court. In April 2008, the California Supreme Court denied both petitions for review. In July 2008, $43.3 million of escrow funds were returned to PM USA. The case was remanded to the superior court for a new trial on the amount of punitive damages, if any. In August 2009, the jury returned a verdict, and in December 2009, the superior court entered a judgment, awarding plaintiff $13.8 million in punitive damages, plus costs. In December 2009, PM USA filed a motion for judgment notwithstanding the verdict seeking a reduction of the punitive damages award, which motion was denied in January 2010. PM USA noticed an appeal in February 2010 and posted an appeal bond of approximately $14.7 million. In August 2011, the California Court of Appeal affirmed the final judgment entered in favor of the plaintiffs. On November 30, 2011, the California Supreme Court denied PM USA's petition for review. In the fourth quarter of 2011, PM USA recorded a pre-tax provision of $14 million related to damages and costs and $3 million related to interest. As of December 31, 2011, PM USA recorded a total pre-tax provision of $14.7 million related to damages and costs and $4.1 million related to interest. These amounts are included in other accrued liabilities on Altria Group, Inc.'s consolidated balance sheet at December 31, 2011.

Schwarz: In March 2002, an Oregon jury awarded against PM USA $168,500 in compensatory damages and $150 million in punitive damages. In May 2002, the trial court reduced the punitive damages award to $100 million. In October 2002, PM USA posted an appeal bond of approximately $58.3 million. In May 2006, the Oregon Court of Appeals affirmed the compensatory damages verdict, reversed the award of punitive damages and remanded the case to the trial court for a second trial to determine the amount of punitive damages, if any. In June 2006, plaintiff petitioned the Oregon Supreme Court to review the portion of the court of appeals' decision reversing and remanding the case for a new trial on punitive damages. In June 2010, the Oregon Supreme Court affirmed the court of appeals' decision and remanded the case to the trial court for a new trial limited to the question of punitive damages. In December 2010, the Oregon Supreme Court reaffirmed its earlier ruling and awarded PM USA approximately $500,000 in costs. In January 2011, the trial court issued an order releasing PM USA's appeal bond. In March 2011, PM USA filed a claim against the plaintiff for its costs and disbursements on appeal, plus interest. Trial on the amount of punitive damages is set to begin on January 30, 2012.

Williams: In March of 1999, an Oregon jury awarded against PM USA $800,000 in compensatory damages (capped statutorily at $500,000), $21,500 in medical expenses, and $79.5 million in punitive damages. The trial court reduced the punitive damages award to approximately $32 million, and PM USA and plaintiff appealed. In June 2002, the Oregon Court of Appeals reinstated the $79.5 million punitive damages award. In October 2003, the United States Supreme Court set aside the Oregon appellate court's ruling and directed the Oregon court to reconsider the case in light of the 2003 State Farm decision by the United States Supreme Court, which limited punitive damages. In June 2004, the Oregon Court of Appeals reinstated the $79.5 million punitive damages award. In February 2006, the Oregon Supreme Court affirmed the Court of Appeals' decision. The United States Supreme Court granted PM USA's petition for writ of certiorari in May 2006. In February 2007, the United States Supreme Court vacated the $79.5 million punitive damages award and remanded the case to the Oregon Supreme Court for further proceedings consistent with its decision. In January 2008, the Oregon Supreme Court affirmed the Oregon Court of Appeals' June 2004 decision, which in turn, upheld the jury's compensatory damages award and reinstated the jury's award of $79.5 million in punitive damages. After the United States Supreme Court declined to issue a writ of certiorari, PM USA paid $61.1 million to the plaintiff, representing the compensatory damages award, forty percent of the punitive damages award and accrued interest. Although Oregon state law requires that sixty percent of any punitive damages award be paid to the state, the Oregon trial court ruled in February 2010 that, as a result of the Master Settlement Agreement ("MSA"), the state is not entitled to collect its sixty percent share of the punitive damages award. In June 2010, the trial court further held that, under the Oregon statute, PM USA is not required to pay the sixty percent share to plaintiff. Both the plaintiff in Williams and the state appealed these rulings to the Oregon Court of Appeals. In December 2010, on its own motion, the Oregon Court of Appeals certified the appeals to the Oregon Supreme Court, and the Oregon Supreme Court accepted certification. On December 2, 2011, the Oregon Supreme Court reversed the trial court and ruled that PM USA is required to pay the state the sixty percent portion of the punitive damages award. On December 16, 2011, PM USA filed a petition for rehearing before the Oregon Supreme Court, which the Oregon Supreme Court denied on January 12, 2012. In the fourth quarter of 2011, PM USA recorded a pre-tax provision of approximately $48 million related to damages and costs and $54 million related to interest. These amounts are included in other accrued liabilities on Altria Group, Inc.'s consolidated balance sheet at December 31, 2011. On January 20, 2012, PM USA paid an amount of approximately $102 million in satisfaction of the judgment and associated costs and interest.

See Scott Class Action below for a discussion of the verdict and post-trial developments in the Scott class action and Federal Government Lawsuit below for a discussion of the verdict and post-trial developments in the United States of America healthcare cost recovery case.

Engle Class Action

In July 2000, in the second phase of the Engle smoking and health class action in Florida, a jury returned a verdict assessing punitive damages totaling approximately $145 billion against various defendants, including $74 billion against PM USA. Following entry of judgment, PM USA appealed.

In May 2001, the trial court approved a stipulation providing that execution of the punitive damages component of the Engle judgment will remain stayed against PM USA and the other participating defendants through the completion of all judicial review. As a result of the stipulation, PM USA placed $500 million into an interest-bearing escrow account that, regardless of the outcome of the judicial review, was to be paid to the court and the court was to determine how to allocate or distribute it consistent with Florida Rules of Civil Procedure. In May 2003, the Florida Third District Court of Appeal reversed the judgment entered by the trial court and instructed the trial court to order the decertification of the class. Plaintiffs petitioned the Florida Supreme Court for further review.

In July 2006, the Florida Supreme Court ordered that the punitive damages award be vacated, that the class approved by the trial court be decertified, and that members of the decertified class could file individual actions against defendants within one year of issuance of the mandate. The court further declared the following Phase I findings are entitled to res judicata effect in such individual actions brought within one year of the issuance of the mandate: (i) that smoking causes various diseases; (ii) that nicotine in cigarettes is addictive; (iii) that defendants' cigarettes were defective and unreasonably dangerous; (iv) that defendants concealed or omitted material information not otherwise known or available knowing that the material was false or misleading or failed to disclose a material fact concerning the health effects or addictive nature of smoking; (v) that defendants agreed to misrepresent information regarding the health effects or addictive nature of cigarettes with the intention of causing the public to rely on this information to their detriment; (vi) that defendants agreed to conceal or omit information regarding the health effects of cigarettes or their addictive nature with the intention that smokers would rely on the information to their detriment; (vii) that all defendants sold or supplied cigarettes that were defective; and (viii) that defendants were negligent. The court also reinstated compensatory damages awards totaling approximately $6.9 million to two individual plaintiffs and found that a third plaintiff's claim was barred by the statute of limitations. In February 2008, PM USA paid approximately $3 million, representing its share of compensatory damages and interest, to the two individual plaintiffs identified in the Florida Supreme Court's order.

In August 2006, PM USA sought rehearing from the Florida Supreme Court on parts of its July 2006 opinion, including the ruling (described above) that certain jury findings have res judicata effect in subsequent individual trials timely brought by Engle class members. The rehearing motion also asked, among other things, that legal errors that were raised but not expressly ruled upon in the Third District Court of Appeal or in the Florida Supreme Court now be addressed. Plaintiffs also filed a motion for rehearing in August 2006 seeking clarification of the applicability of the statute of limitations to non-members of the decertified class. In December 2006, the Florida Supreme Court refused to revise its July 2006 ruling, except that it revised the set of Phase I findings entitled to res judicata effect by excluding finding (v) listed above (relating to agreement to misrepresent information), and added the finding that defendants sold or supplied cigarettes that, at the time of sale or supply, did not conform to the representations of fact made by defendants. In January 2007, the Florida Supreme Court issued the mandate from its revised opinion. Defendants then filed a motion with the Florida Third District Court of Appeal requesting that the court address legal errors that were previously raised by defendants but have not yet been addressed either by the Third District Court of Appeal or by the Florida Supreme Court. In February 2007, the Third District Court of Appeal denied defendants' motion. In May 2007, defendants' motion for a partial stay of the mandate pending the completion of appellate review was denied by the Third District Court of Appeal. In May 2007, defendants filed a petition for writ of certiorari with the United States Supreme Court. In October 2007, the United States Supreme Court denied defendants' petition. In November 2007, the United States Supreme Court denied defendants' petition for rehearing from the denial of their petition for writ of certiorari.

In February 2008, the trial court decertified the class except for purposes of the May 2001 bond stipulation, and formally vacated the punitive damages award pursuant to the Florida Supreme Court's mandate. In April 2008, the trial court ruled that certain defendants, including PM USA, lacked standing with respect to allocation of the funds escrowed under the May 2001 bond stipulation and will receive no credit at this time from the $500 million paid by PM USA against any future punitive damages awards in cases brought by former Engle class members.

In May 2008, the trial court, among other things, decertified the limited class maintained for purposes of the May 2001 bond stipulation and, in July 2008, severed the remaining plaintiffs' claims except for those of Howard Engle. The only remaining plaintiff in the Engle case, Howard Engle, voluntarily dismissed his claims with prejudice.

The deadline for filing Engle progeny cases, as required by the Florida Supreme Court's decision, expired in January 2008. As of December 31, 2011, approximately 6,561 cases (3,301 state court cases and 3,260 federal court cases) were pending against PM USA or Altria Group, Inc. asserting individual claims by or on behalf of approximately 8,126 plaintiffs, 4,867 state court plaintiffs and 3,259 federal court plaintiffs). It is possible that some of these cases are duplicates. Some of these cases have been removed from various Florida state courts to the federal district courts in Florida, while others were filed in federal court.

Federal Engle Progeny Cases

Three federal district courts (in the Merlob, B. Brown and Burr cases) ruled in 2008 that the findings in the first phase of the Engle proceedings cannot be used to satisfy elements of plaintiffs' claims, and two of those rulings (B. Brown and Burr) were certified by the trial court for interlocutory review. The certification in both cases was granted by the United States Court of Appeals for the Eleventh Circuit and the appeals were consolidated. In February 2009, the appeal in Burr was dismissed for lack of prosecution. In July 2010, the Eleventh Circuit ruled in B. Brown that, as a matter of Florida law, plaintiffs do not have an unlimited right to use the findings from the original Engle trial to meet their burden of establishing the elements of their claims at trial. The Eleventh Circuit did not reach the issue of whether the use of the Engle findings violates the defendants' due process rights. Rather, plaintiffs may only use the findings to establish those specific facts, if any, that they demonstrate with a reasonable degree of certainty were actually decided by the original Engle jury. The Eleventh Circuit remanded the case to the district court to determine what specific factual findings the Engle jury actually made. In the Burr case, PM USA filed a motion seeking a ruling from the district court regarding the preclusive effect of the Engle findings pursuant to the Eleventh Circuit's decision in B. Brown. In May 2011, the district court denied that motion without prejudice on procedural grounds.

In the Waggoner case, the United States District Court for the Middle District of Florida (Jacksonville) ruled on December 20, 2011 that application of the Engle findings to establish the wrongful conduct elements of plaintiffs' claims consistent with Martin or J. Brown did not violate defendants' due process rights. The court ruled, however, that plaintiffs must establish legal causation to establish liability. With respect to punitive damages, the district court held that plaintiffs could rely on the findings in support of their punitive damages claims but that in addition plaintiffs must demonstrate specific conduct by specific defendants, independent of the Engle findings, that satisfies the standards for awards of punitive damages. PM USA and the other defendants are seeking review of the due process ruling by the United States Court of Appeals for the Eleventh Circuit.

Engle progeny cases pending in the federal district courts in the Middle District of Florida asserting individual claims by or on behalf of approximately 3,200 plaintiffs remain stayed. There are currently 31 active cases pending in federal court. Discovery is proceeding in these cases and the first trial is set to begin on February 7, 2012.

Florida Bond Cap Statute

In June 2009, Florida amended its existing bond cap statute by adding a $200 million bond cap that applies to all state Engle progeny lawsuits in the aggregate and establishes individual bond caps for individual Engle progeny cases in amounts that vary depending on the number of judgments in effect at a given time. Plaintiffs in three Engle progeny cases against R.J. Reynolds in Alachua County, Florida (Alexander, Townsend and Hall) and one case in Escambia County (Clay) have challenged the constitutionality of the bond cap statute. The Florida Attorney General has intervened in these cases in defense of the constitutionality of the statute.

Trial court rulings have been rendered in Clay, Alexander, Townsend and Hall rejecting the plaintiffs' bond cap statute challenges in those cases. The plaintiffs have appealed these rulings. In Alexander, Clay and Hall, the District Court of Appeal for the First District of Florida affirmed the trial court decisions and certified the decision in Hall for appeal to the Florida Supreme Court, but declined to certify the question of the constitutionality of the bond cap statute in Clay and Alexander. The Florida Supreme Court has granted review of the Hall decision.

No federal court has yet to address the constitutionality of the bond cap statute or the applicability of the bond cap to Engle progeny cases tried in federal court.

Engle Progeny Trial Results

As of January 26, 2012, twenty-seven Engle progeny cases involving PM USA have resulted in verdicts since the Florida Supreme Court Engle decision. Fourteen verdicts (see Hess, Barbanell, F. Campbell, Naugle, Douglas, R. Cohen, Putney, Kayton ( formerly Tate), Piendle, Hatziyannakis, Huish, Tullo, Allen and Hallgren descriptions in the table below) were returned in favor of plaintiffs and thirteen verdicts were returned in favor of PM USA (Gelep, Kalyvas, Gil de Rubio, Warrick, Willis, Frazier, C. Campbell, Rohr, Espinosa, Oliva, Weingart, Junious and Szymanski). The jury in the Weingart case returned a verdict against PM USA awarding no damages, but in September 2011, the trial court granted an additur. For a further discussion of this case, see the verdict chart below. In addition, there have been a number of mistrials, only some of which have resulted in new trials as of January 26, 2012.

In Lukacs, a case that was tried to verdict before the Florida Supreme Court Engle decision, the Florida Third District Court of Appeal in March 2010 affirmed per curiam the trial court decision without issuing an opinion. Under Florida procedure, further review of a per curiam affirmance without opinion by the Florida Supreme Court is generally prohibited. Subsequently in 2010, after defendants' petition for rehearing with the Court of Appeal was denied, defendants paid the judgment.

The chart below lists the verdicts and post-trial developments in the Engle progeny cases that were pending during 2011 and 2012 in which verdicts were returned in favor of plaintiffs.

Date	Plaintiff	Verdict	Post-Trial Developments

January 2012	Hallgren	On January 26, 2012, a Highland County jury returned a verdict in favor of plaintiff and against PM USA and R.J. Reynolds. The jury awarded approximately $2 million in compensatory damages and allocated 25% of the fault to PM USA (an amount of approximately $500,000). The jury also awarded $750,000 in punitive damages against each of the defendants.

July 2011	Weingart	A Palm Beach County jury returned a verdict in the amount of zero damages and allocated 3% of the fault to each of the defendants (PM USA, R.J. Reynolds and Lorillard Tobacco Company).	In September 2011, the trial court granted plaintiff's motion for additur or a new trial, concluding that an additur of $150,000 is required for plaintiff's pain and suffering. The trial court has entered final judgment and, since PM USA was allocated 3% of the fault, its portion of the damages would be $4,500. PM USA has filed its notice of appeal, and posted a bond in the amount of $5,000 on November 14, 2011.

Date	Plaintiff	Verdict	Post-Trial Developments

April 2011	Allen	A Duval County jury returned a verdict in favor of plaintiffs and against PM USA and R.J. Reynolds. The jury awarded a total of $6 million in compensatory damages and allocated 15% of the fault to PM USA (an amount of $900,000). The jury also awarded $17 million in punitive damages against each of the defendants.	In May 2011, the defendants filed various post-trial motions, and the trial court entered final judgment. Argument was heard in June 2011. In October 2011, the trial court granted the defendants' motion for remittitur, reducing the punitive damages award against PM USA to $2.7 million, and denied defendants' remaining post-trial motions. PM USA filed a notice of appeal, and posted a bond in the amount of $1,250,000 on November 4, 2011.

April 2011	Tullo	A Palm Beach County jury returned a verdict in favor of plaintiff and against PM USA, Lorillard Tobacco Company and Liggett Group. The jury awarded a total of $4.5 million in compensatory damages and allocated 45% of the fault to PM USA (an amount of $2,025,000).	In April 2011, the trial court entered final judgment. In July 2011, PM USA filed its notice of appeal and posted a $2 million bond.

February 2011	Huish	An Alachua County jury returned a verdict in favor of plaintiff and against PM USA. The jury awarded $750,000 in compensatory damages and allocated 25% of the fault to PM USA (an amount of $187,500). The jury also awarded $1.5 million in punitive damages against PM USA.	In March 2011, the trial court entered final judgment. PM USA filed post-trial motions, which were denied in April 2011. In May 2011, PM USA filed its notice of appeal and posted a $1.7 million appeal bond.

February 2011	Hatziyannakis	A Broward County jury returned a verdict in favor of plaintiff and against PM USA. The jury awarded approximately $270,000 in compensatory damages and allocated 32% of the fault to PM USA (an amount of approximately $86,000).	In April 2011, the trial court denied PM USA's post-trial motions for a new trial and to set aside the verdict. In June 2011, PM USA filed its notice of appeal and posted an $86,000 appeal bond.

August 2010	Piendle	A Palm Beach County jury returned a verdict in favor of plaintiff and against PM USA and R.J. Reynolds. The jury awarded $4 million in compensatory damages and allocated 27.5% of the fault to PM USA (an amount of approximately $1.1 million). The jury also awarded $90,000 in punitive damages against PM USA.	In September 2010, the trial court entered final judgment. In January 2011, the trial court denied the parties' post-trial motions. PM USA filed its notice of appeal and posted a $1.2 million appeal bond.

Date	Plaintiff	Verdict	Post-Trial Developments

July 2010	Kayton ( formerly Tate)	A Broward County jury returned a verdict in favor of the plaintiff and against PM USA. The jury awarded $8 million in compensatory damages and allocated 64% of the fault to PM USA (an amount of approximately $5.1 million). The jury also awarded approximately $16.2 million in punitive damages against PM USA.	In August 2010, the trial court entered final judgment, and PM USA filed its notice of appeal and posted a $5 million appeal bond.

April 2010	Putney	A Broward County jury returned a verdict in favor of the plaintiff and against PM USA, R.J. Reynolds and Liggett Group. The jury awarded approximately $15.1 million in compensatory damages and allocated 15% of the fault to PM USA (an amount of approximately $2.3 million). The jury also awarded $2.5 million in punitive damages against PM USA.	In August 2010, the trial court entered final judgment. PM USA filed its notice of appeal and posted a $1.6 million appeal bond.

March 2010	R. Cohen	A Broward County jury returned a verdict in favor of the plaintiff and against PM USA and R.J. Reynolds. The jury awarded $10 million in compensatory damages and allocated 33 1/3% of the fault to PM USA (an amount of approximately $3.3 million). The jury also awarded a total of $20 million in punitive damages, assessing separate $10 million awards against each defendant.	In July 2010, the trial court entered final judgment and, in August 2010, PM USA filed its notice of appeal. In October 2010, PM USA posted a $2.5 million appeal bond.

March 2010	Douglas	A Hillsborough County jury returned a verdict in favor of the plaintiff and against PM USA, R.J. Reynolds and Liggett Group. The jury awarded $5 million in compensatory damages. Punitive damages were dismissed prior to trial. The jury allocated 18% of the fault to PM USA, resulting in an award of $900,000.	In June 2010, PM USA filed its notice of appeal and posted a $900,000 appeal bond. In September 2010, the plaintiff filed with the trial court a challenge to the constitutionality of the Florida bond cap statute but withdrew the challenge in August 2011. Argument on the merits of the appeal was heard in October 2011.

November 2009	Naugle	A Broward County jury returned a verdict in favor of the plaintiff and against PM USA. The jury awarded approximately $56.6 million in compensatory damages and $244 million in punitive damages. The jury allocated 90% of the fault to PM USA.	In March 2010, the trial court entered final judgment reflecting a reduced award of approximately $13 million in compensatory damages and $26 million in punitive damages. In April 2010, PM USA filed its notice of appeal and posted a $5 million appeal bond. In August

Date	Plaintiff	Verdict	Post-Trial Developments

2010, upon the motion of PM USA, the trial court entered an amended final judgment of approximately $12.3 million in compensatory damages and approximately $24.5 million in punitive damages to correct a clerical error. The case remains on appeal.

August 2009	F. Campbell	An Escambia County jury returned a verdict in favor of the plaintiff and against R.J. Reynolds, PM USA and Liggett Group. The jury awarded $7.8 million in compensatory damages. In September 2009, the trial court entered final judgment and awarded the plaintiff $156,000 in damages against PM USA due to the jury allocating only 2% of the fault to PM USA.	In January 2010, defendants filed their notice of appeal, and PM USA posted a $156,000 appeal bond. In March 2011, the Florida First District Court of Appeal affirmed per curiam (with citation) the trial court's decision without issuing an opinion. PM USA's motion to certify the Court of Appeal's decision to the Florida Supreme Court as a matter of public importance was denied in May 2011. In June 2011, PM USA filed a petition for discretionary review with the Florida Supreme Court. In July 2011, the Florida Supreme Court declined to hear PM USA's petition. On December 16, 2011, PM USA and Liggett Group filed a joint petition for a writ of certiorari with the United States Supreme Court. R.J. Reynolds filed a separate petition for a writ of certiorari on December 16, 2011. As of December 31, 2011, PM USA has recorded a provision of approximately $242,000 for compensatory damages, costs and interest.

August 2009	Barbanell	A Broward County jury returned a verdict in favor of the plaintiff, awarding $5.3 million in compensatory damages. The judge had previously dismissed the punitive damages claim. In September 2009, the trial court entered final judgment and awarded plaintiff $1.95 million in actual damages. The judgment reduced the jury's $5.3 million award of compensatory damages due to the jury allocating 36.5% of the fault to PM USA.	A notice of appeal was filed by PM USA in September 2009, and PM USA posted a $1.95 million appeal bond. Argument on the merits of the appeal was heard in September 2011.

February	Hess	A Broward County jury found in favor	PM USA noticed an appeal to the

Date	Plaintiff	Verdict	Post-Trial Developments

2009		of plaintiffs and against PM USA. The jury awarded $3 million in compensatory damages and $5 million in punitive damages. In June 2009, the trial court entered final judgment and awarded plaintiffs $1,260,000 in actual damages and $5 million in punitive damages. The judgment reduced the jury's $3 million award of compensatory damages due to the jury allocating 42% of the fault to PM USA.	Fourth District Court of Appeal in July 2009. Argument was heard in March 2011.

Appeals of Engle Progeny Verdicts

Plaintiffs in various Engle progeny cases have appealed adverse rulings or verdicts, and in some cases, PM USA has cross-appealed. PM USA's appeals of adverse verdicts are discussed in the chart above.

Since the remand of B. Brown (discussed above under the heading Federal Engle Progeny Cases), the Eleventh Circuit's ruling on Florida state law is currently superseded by two state appellate rulings in Martin, an Engle progeny case against R.J. Reynolds in Escambia County, and J. Brown, an Engle progeny case against R.J. Reynolds in Broward County. In Martin, the Florida First District Court of Appeal rejected the B. Brown ruling as a matter of state law and upheld the use of the Engle findings to relax plaintiffs' burden of proof. R.J. Reynolds had sought Florida Supreme Court review in that case but, in July 2011, the Florida Supreme Court declined to hear the appeal. On December 16, 2011, petitions for certiorari were filed with the United States Supreme Court by R.J. Reynolds in Campbell, Martin, Gray and Hall and by PM USA and Liggett Group in Campbell.

In J. Brown, the Florida Fourth District Court of Appeal also rejected the B. Brown ruling as a matter of state law and upheld the use of the Engle findings to relax plaintiffs' burden of proof. However, the Fourth District expressly disagreed with the First District's Martin decision by ruling that Engle progeny plaintiffs must prove legal causation on their claims. In addition, the J. Brown court expressed concerns that using the Engle findings to reduce plaintiffs' burden may violate defendants' due process rights. In October 2011, the Fourth District denied R.J. Reynolds' motion to certify J. Brown to the Florida Supreme Court for review. R.J. Reynolds is seeking review of the case by the Florida Supreme Court.

As noted above in Federal Engle Progeny Cases, there has been no federal appellate review of the federal due process issues raised by the use of findings from the original Engle trial in Engle progeny cases.

Because of the substantial period of time required for the federal and state appellate processes, it is possible that PM USA may have to pay certain outstanding judgments in the Engle progeny cases before the final adjudication of these issues by the Florida Supreme Court or the United States Supreme Court.

Other Smoking and Health Class Actions

Since the dismissal in May 1996 of a purported nationwide class action brought on behalf of allegedly addicted smokers, plaintiffs have filed numerous putative smoking and health class action suits in various state and federal courts. In general, these cases purport to be brought on behalf of residents of a particular state or states (although a few cases purport to be nationwide in scope) and raise addiction claims and, in many cases, claims of physical injury as well.

Class certification has been denied or reversed by courts in 59 smoking and health class actions involving PM USA in Arkansas (1), California (1), the District of Columbia (2), Florida (2), Illinois (3), Iowa (1), Kansas (1), Louisiana (1), Maryland (1), Michigan (1), Minnesota (1), Nevada (29), New Jersey (6), New York (2), Ohio (1), Oklahoma (1), Pennsylvania (1), Puerto Rico (1), South Carolina (1), Texas (1) and Wisconsin (1).

PM USA and Altria Group, Inc. are named as defendants, along with other cigarette manufacturers, in six actions filed in the Canadian provinces of Alberta, Manitoba, Nova Scotia, Saskatchewan and British Columbia. In Saskatchewan and British Columbia, plaintiffs seek class certification on behalf of individuals who suffer or have suffered from various diseases including chronic obstructive pulmonary disease, emphysema, heart disease or cancer after smoking defendants' cigarettes. In the actions filed in Alberta, Manitoba and Nova Scotia, plaintiffs seek certification of classes of all individuals who smoked defendants' cigarettes. See Guarantees for a discussion of the Distribution Agreement between Altria Group, Inc. and PMI that provides for indemnities for certain liabilities concerning tobacco products.

Scott Class Action

In July 2003, following the first phase of the trial in the Scott class action, in which plaintiffs sought creation of a fund to pay for medical monitoring and smoking cessation programs, a Louisiana jury returned a verdict in favor of defendants, including PM USA, in connection with plaintiffs' medical monitoring claims, but also found that plaintiffs could benefit from smoking cessation assistance. The jury also found that cigarettes as designed are not defective but that the defendants failed to disclose all they knew about smoking and diseases and marketed their products to minors. In May 2004, in the second phase of the trial, the jury awarded plaintiffs approximately $590 million against all defendants jointly and severally, to fund a 10-year smoking cessation program. Defendants appealed.

In April 2010, the Louisiana Fourth Circuit Court of Appeal issued a decision that affirmed in part prior decisions ordering the defendants to fund a statewide 10-year smoking cessation program. After conducting its own independent review of the record, the Court of Appeal made its own factual findings with respect to liability and the amount owed, lowering the amount of the judgment to approximately $241 million, plus interest commencing July 21, 2008, the date of entry of the amended judgment. In addition, the Court of Appeal declined plaintiffs' cross appeal requests for a medical monitoring program and reinstatement of other components of the smoking cessation program. The Court of Appeal specifically reserved to the defendants the right to assert claims to any unspent or unused surplus funds at the termination of the smoking cessation program. In June 2010, defendants and plaintiffs filed separate writ of certiorari applications with the Louisiana Supreme Court. The Louisiana Supreme Court denied both sides' applications. In September 2010, upon defendants' application, the United States Supreme Court granted a stay of the judgment pending the defendants' filing and the Court's disposition of the defendants' petition for a writ of certiorari. In June 2011, the United States Supreme Court denied the defendants' petition. As of March 31, 2011, PM USA recorded a provision of $26 million in connection with the case and additional provisions of approximately $3.7 million related to accrued interest. In the second quarter of 2011, after the June 2011 United States Supreme Court denial of defendants' petition for a writ of certiorari, PM USA recorded an additional provision of approximately $36 million related to the judgment and approximately $5 million related to interest.

In August 2011, PM USA paid its share of the judgment in an amount of approximately $70 million. The defendants' payments have been deposited into a court-supervised fund that is intended to pay for smoking cessation programs. On October 31, 2011, plaintiffs' counsel filed a motion for an award of attorneys' fees and costs. Plaintiffs' counsel seek additional fees from defendants ranging from $91 million to $642 million. Additionally, plaintiffs' counsel request an award of approximately $13 million in costs. As of December 31, 2011, PM USA has recorded a provision of approximately $1.3 million for costs, but is opposing plaintiffs' counsel's request for additional costs and for fees. Argument on whether defendants can be held liable for attorneys' fees is scheduled for February 3, 2012.

Other Medical Monitoring Class Actions

In addition to the Scott class action discussed above, two purported medical monitoring class actions are pending against PM USA. These two cases were brought in New York (Caronia, filed in January 2006 in the United States District Court for the Eastern District of New York) and Massachusetts (Donovan, filed in December 2006 in the United States District Court for the District of Massachusetts) on behalf of each state's respective residents who: are age 50 or older; have smoked the Marlboro brand for 20 pack-years or more; and have neither been diagnosed with lung cancer nor are under investigation by a physician for suspected lung cancer. Plaintiffs in these cases seek to impose liability under various product-based causes of action and the creation of a court-supervised program providing members of the purported class Low Dose CT Scanning in order to identify and diagnose lung cancer. Plaintiffs in these cases do not seek punitive damages. A case brought in California (Xavier) was dismissed in July 2011, and a case brought in Florida (Gargano) was voluntarily dismissed with prejudice in August 2011.

In Caronia, in February 2010, the district court granted in part PM USA's summary judgment motion, dismissing plaintiffs' strict liability and negligence claims and certain other claims, granted plaintiffs leave to amend their complaint to allege a medical monitoring cause of action and requested further briefing on PM USA's summary judgment motion as to plaintiffs' implied warranty claim and, if plaintiffs amend their complaint, their medical monitoring claim. In March 2010, plaintiffs filed their amended complaint and PM USA moved to dismiss the implied warranty and medical monitoring claims. In January 2011, the district court granted PM USA's motion, dismissed plaintiffs' claims and declared plaintiffs' motion for class certification moot in light of the dismissal of the case. The plaintiffs have appealed that decision to the United States Court of Appeals for the Second Circuit. Argument has been set for March 1, 2012.

In Donovan, the Supreme Judicial Court of Massachusetts, in answering questions certified to it by the district court, held in October 2009 that under certain circumstances state law recognizes a claim by individual smokers for medical monitoring despite the absence of an actual injury. The court also ruled that whether or not the case is barred by the applicable statute of limitations is a factual issue to be determined by the trial court. The case was remanded to federal court for further proceedings. In June 2010, the district court granted in part the plaintiffs' motion for class certification, certifying the class as to plaintiffs' claims for breach of implied warranty and violation of the Massachusetts Consumer Protection Act, but denying certification as to plaintiffs' negligence claim. In July 2010, PM USA petitioned the United States Court of Appeals for the First Circuit for appellate review of the class certification decision. The petition was denied in September 2010. As a remedy, plaintiffs have proposed a 28-year medical monitoring program with an approximate cost of $190 million. In April 2011, plaintiffs moved to amend their class certification to extend the cut-off date for individuals to satisfy the class membership criteria from December 14, 2006 to August 1, 2011. The district court granted this motion in May 2011. Trial has been postponed. In June 2011, plaintiffs filed various motions for summary judgment and to strike affirmative defenses. On October 31, 2011, PM USA filed a motion for class decertification. Argument is scheduled for January 27, 2012.

Evolving medical standards and practices could have an impact on the defense of medical monitoring claims. For example, the first publication of the findings of the National Cancer Institute's National Lung Screening Trial (NLST) in June 2011 reported a 20% reduction in lung cancer deaths among certain long term smokers receiving Low Dose CT Scanning for lung cancer. Since then, various public health organizations have begun to develop new lung cancer screening guidelines. Also, a number of hospitals have advertised the availability of screening programs.

Health Care Cost Recovery Litigation

Overview

In the health care cost recovery litigation, governmental entities and non-governmental plaintiffs seek reimbursement of health care cost expenditures allegedly caused by tobacco products and, in some cases, of future expenditures and damages as well. Relief sought by some but not all plaintiffs includes punitive damages, multiple damages and other statutory damages and penalties, injunctions prohibiting alleged marketing and sales to minors, disclosure of research, disgorgement of profits, funding of anti-smoking programs, additional disclosure of nicotine yields, and payment of attorney and expert witness fees.

The claims asserted include the claim that cigarette manufacturers were "unjustly enriched" by plaintiffs' payment of health care costs allegedly attributable to smoking, as well as claims of indemnity, negligence, strict liability, breach of express and implied warranty, violation of a voluntary undertaking or special duty, fraud, negligent misrepresentation, conspiracy, public nuisance, claims under federal and state statutes governing consumer fraud, antitrust, deceptive trade practices and false advertising, and claims under federal and state anti-racketeering statutes.

Defenses raised include lack of proximate cause, remoteness of injury, failure to state a valid claim, lack of benefit, adequate remedy at law, "unclean hands" (namely, that plaintiffs cannot obtain equitable relief because they participated in, and benefited from, the sale of cigarettes), lack of antitrust standing and injury, federal preemption, lack of statutory authority to bring suit, and statutes of limitations. In addition, defendants argue that they should be entitled to "set off" any alleged damages to the extent the plaintiffs benefit economically from the sale of cigarettes through the receipt of excise taxes or otherwise. Defendants also argue that these cases are improper because plaintiffs must proceed under principles of subrogation and assignment. Under traditional theories of recovery, a payor of medical costs (such as an insurer) can seek recovery of health care costs from a third party solely by "standing in the shoes" of the injured party. Defendants argue that plaintiffs should be required to bring any actions as subrogees of individual health care recipients and should be subject to all defenses available against the injured party.

Although there have been some decisions to the contrary, most judicial decisions in the United States have dismissed all or most health care cost recovery claims against cigarette manufacturers. Nine federal circuit courts of appeals and eight state appellate courts, relying primarily on grounds that plaintiffs' claims were too remote, have ordered or affirmed dismissals of health care cost recovery actions. The United States Supreme Court has refused to consider plaintiffs' appeals from the cases decided by five circuit courts of appeals.

In April 2011, in the health care cost recovery case brought against PM USA and other defendants by the City of St. Louis, Missouri and approximately 40 Missouri hospitals, the jury returned a verdict in favor of the defendants on all counts. In June 2011, the litigation was concluded in a consent judgment pursuant to which the plaintiffs waived all rights to appeal in exchange for the defendants' waiver of any claim for costs.

Individuals and associations have also sued in purported class actions or as private attorneys general under the Medicare as Secondary Payer ("MSP") provisions of the Social Security Act to recover from defendants Medicare expenditures allegedly incurred for the treatment of smoking-related diseases. Cases were brought in New York (2), Florida (2) and Massachusetts (1). All were dismissed by federal courts.

In addition to the cases brought in the United States, health care cost recovery actions have also been brought against tobacco industry participants, including PM USA and Altria Group, Inc., in Israel (1), the Marshall Islands (dismissed), and Canada (4), and other entities have stated that they are considering filing such actions. In the case in Israel, in July 2011, the Israel Supreme Court reversed the trial court's decision denying defendants' motion to dismiss and dismissed the case. In August 2011, plaintiff filed a motion for rehearing with the Israel Supreme Court.

In September 2005, in the first of the four health care cost recovery cases filed in Canada, the Canadian Supreme Court ruled that legislation passed in British Columbia permitting the lawsuit is constitutional, and, as a result, the case, which had previously been dismissed by the trial court, was permitted to proceed. PM USA's and other defendants' challenge to the British Columbia court's exercise of jurisdiction was rejected by the Court of Appeals of British Columbia and, in April 2007, the Supreme Court of Canada denied review of that decision. In December 2009, the Court of Appeals of British Columbia ruled that certain defendants can proceed against the Federal Government of Canada as third parties on the theory that the Federal Government of Canada negligently misrepresented to defendants the efficacy of a low tar tobacco variety that the Federal Government of Canada developed and licensed to defendants. In May 2010, the Supreme Court of Canada granted leave to the Federal Government of Canada to appeal this decision and leave to defendants to cross-appeal the Court of Appeals' decision to dismiss claims against the Federal Government of Canada based on other theories of liability. In July 2011, the Supreme Court of Canada dismissed the third-party claims against the Federal Government of Canada.

During 2008, the Province of New Brunswick, Canada, proclaimed into law previously adopted legislation allowing reimbursement claims to be brought against cigarette manufacturers, and it filed suit shortly thereafter. In September 2009, the Province of Ontario, Canada, filed suit against a number of cigarette manufacturers based on previously adopted legislation nearly identical in substance to the New Brunswick health care cost recovery legislation. In February 2011, the Province of Newfoundland and Labrador filed a case substantially similar to the ones brought by New Brunswick and Ontario.

PM USA is named as a defendant in the British Columbia case, while Altria Group, Inc. and PM USA are named as defendants in the New Brunswick, Ontario and Newfoundland cases. Several other provinces and territories in Canada have enacted similar legislation or are in the process of enacting similar legislation. See Guarantees for a discussion of the Distribution Agreement between Altria Group, Inc. and PMI that provides for indemnities for certain liabilities concerning tobacco products.

Settlements of Health Care Cost Recovery Litigation

In November 1998, PM USA and certain other United States tobacco product manufacturers entered into the MSA with 46 states, the District of Columbia, Puerto Rico, Guam, the United States Virgin Islands, American Samoa and the Northern Marianas to settle asserted and unasserted health care cost recovery and other claims. PM USA and certain other United States tobacco product manufacturers had previously settled similar claims brought by Mississippi, Florida, Texas and Minnesota (together with the MSA, the "State Settlement Agreements"). The State Settlement Agreements require that the original participating manufacturers make substantial annual payments of approximately $9.4 billion each year, subject to adjustments for several factors, including inflation, market share and industry volume. In addition, the original participating manufacturers are required to pay settling plaintiffs' attorneys' fees, subject to an annual cap of $500 million. For the years ended December 31, 2011, 2010 and 2009, the aggregate amount recorded in cost of sales with respect to the State Settlement Agreements and the Fair and Equitable Tobacco Reform Act of 2004 ("FETRA") was approximately $4.8 billion, $4.8 billion and $5.0 billion, respectively.

The State Settlement Agreements also include provisions relating to advertising and marketing restrictions, public disclosure of certain industry documents, limitations on challenges to certain tobacco control and underage use laws, restrictions on lobbying activities and other provisions.

Possible Adjustments in MSA Payments for 2003 to 2010

Pursuant to the provisions of the MSA, domestic tobacco product manufacturers, including PM USA, who are original signatories to the MSA (the "Original Participating Manufacturers" or "OPMs") are participating in proceedings that may result in downward adjustments to the amounts paid by the OPMs and the other MSA-participating manufacturers to the states and territories that are parties to the MSA for each of the years 2003 to 2010. The proceedings relate to an MSA payment adjustment (the "NPM Adjustment") based on the collective loss of market share for the relevant year by all participating manufacturers who are subject to the payment obligations and marketing restrictions of the MSA to non-participating manufacturers ("NPMs") who are not subject to such obligations and restrictions.

As part of these proceedings, an independent economic consulting firm jointly selected by the MSA parties or otherwise selected pursuant to the MSA's provisions is required to determine whether the disadvantages of the MSA were a "significant factor" contributing to the participating manufacturers' collective loss of market share for the year in question. If the firm determines that the disadvantages of the MSA were such a "significant factor," each state may avoid a downward adjustment to its share of the participating manufacturers' annual payments for that year by establishing that it diligently enforced a qualifying escrow statute during the entirety of that year. Any potential downward adjustment would then be reallocated to any states that do not establish such diligent enforcement. PM USA believes that the MSA's arbitration clause requires a state to submit its claim to have diligently enforced a qualifying escrow statute to binding arbitration before a panel of three former federal judges in the manner provided for in the MSA. A number of states have taken the position that this claim should be decided in state court on a state-by-state basis.

An independent economic consulting firm, jointly selected by the MSA parties, determined that the disadvantages of the MSA were a significant factor contributing to the participating manufacturers' collective loss of market share for each of the years 2003 - 2005. A different independent economic consulting firm, jointly selected by the MSA parties, determined that the disadvantages of the MSA were a significant factor contributing to the participating manufacturers' collective loss of market share for the year 2006. Following the firm's determination for 2006, the OPMs and the states agreed that the states would not contest that the disadvantages of the MSA were a significant factor contributing to the participating manufacturers' collective loss of market share for the years 2007, 2008 and 2009. Accordingly, the OPMs and the states have agreed that no "significant factor"

determination by an independent economic consulting firm will be necessary with respect to the participating manufacturers' collective loss of market share for the years 2007, 2008 and 2009 (the "significant factor agreement"). This agreement became effective for 2007 and 2008 on February 1, 2010 and February 1, 2011, respectively, and will become effective for 2009 on February 1, 2012. The MSA's Independent Auditor has determined that the participating manufacturers collectively lost market share for 2010. Subsequent to that determination, the OPMs and the states have agreed to extend the significant factor agreement to apply to such collective loss of market share for 2010, as well as to any collective loss of market share that the participating manufacturers experience for 2011-2012. This agreement will become effective for 2010 on February 1, 2013. If the Independent Auditor determines that the participating manufacturers collectively lost market share for 2011 or 2012, this agreement will become effective for 2011 on February 1, 2014 and for 2012 on February 1, 2015.

Following the "significant factor" determination with respect to 2003, thirty-eight states filed declaratory judgment actions in state courts seeking a declaration that the state diligently enforced its escrow statute during 2003. The OPMs and other MSA-participating manufacturers responded to these actions by filing motions to compel arbitration in accordance with the terms of the MSA, including filing motions to compel arbitration in eleven MSA states and territories that did not file declaratory judgment actions. Courts in all but one of the forty-six MSA states and the District of Columbia and Puerto Rico have ruled that the question of whether a state diligently enforced its escrow statute during 2003 is subject to arbitration. Several of these rulings may be subject to further review. One state court (in State of Montana) has ruled that the diligent enforcement claims of that state may be litigated in state court, rather than in arbitration. In January 2010, the OPMs filed a petition for a writ of certiorari in the United States Supreme Court seeking further review of the Montana decision holding that a state's diligent enforcement claims may be litigated in state court, rather than in arbitration. The petition was denied in June 2010. Following the denial of this petition, Montana renewed an action in its state court seeking a declaratory judgment that it diligently enforced its escrow statute during 2003 and other relief. The case is now proceeding in the trial court.

PM USA, the other OPMs and approximately twenty-five other MSA-participating manufacturers have entered into an agreement regarding arbitration with forty-five MSA states concerning the 2003 NPM Adjustment, including the states' claims of diligent enforcement for 2003. The agreement further provides for a partial liability reduction for the 2003 NPM Adjustment for states that entered into the agreement by January 30, 2009 and are determined in the arbitration not to have diligently enforced a qualifying escrow statute during 2003. Based on the number of states that entered into the agreement by January 30, 2009 (forty-five), the partial liability reduction for those states is 20%. The partial liability reduction would reduce the amount of PM USA's 2003 NPM Adjustment by up to a corresponding percentage. The selection of the arbitration panel for the 2003 NPM Adjustment was completed in July 2010, and the arbitration is currently ongoing. Proceedings to determine state diligent enforcement claims for the years 2004 through 2010 have not yet been scheduled.

Once a significant factor determination in favor of the participating manufacturers for a particular year has been made by an economic consulting firm, or the states' agreement not to contest significant factor for a particular year has become effective, PM USA has the right under the MSA to pay the disputed amount of the NPM Adjustment for that year into a disputed payments account or withhold it altogether. PM USA has made its full MSA payment due in each year from 2006 - 2010 to the states (subject to a right to recoup the NPM Adjustment amount in the form of a credit against future MSA payments), even though it had the right to deduct the disputed amounts of the 2003 – 2007 NPM Adjustments, as described above, from such MSA payments. PM USA paid its share of the amount of the disputed 2008 NPM Adjustment shown below into the MSA's disputed payments account in connection with its MSA payment due in 2011. The approximate maximum principal amounts of PM USA's share of the disputed NPM Adjustment for the years 2003 through 2010, as currently calculated by the MSA's Independent Auditor, are as follows (the amounts shown below do not include the interest or earnings thereon to which PM USA believes it would be entitled in the manner provided in the MSA):

Year for which NPM Adjustment calculated	2003	2004	2005	2006	2007	2008	2009	2010

Year in which deduction for NPM Adjustment may be taken	2006	2007	2008	2009	2010	2011	2012	2013

PM USA's Approximate Share of Disputed NPM Adjustment (in millions)	$337	$388	$181	$154	$207	$267	$211	$209

The foregoing amounts may be recalculated by the Independent Auditor if it receives information that is different from or in addition to the information on which it based these calculations, including, among other things, if it receives revised sales volumes from any participating manufacturer. Disputes among the manufacturers could also reduce the foregoing amounts. The availability and the precise amount of any NPM Adjustment for 2003-2010 will not be finally determined until 2012 or thereafter. There is no certainty that the OPMs and other MSA-participating manufacturers will ultimately receive any adjustment as a result of these proceedings, and the amount of any adjustment received for a year could be less than the amount for that year listed above. If the OPMs do receive such an adjustment through these proceedings, the adjustment would be allocated among the OPMs pursuant to the MSA's provisions. It is expected that PM USA would receive its share of any adjustments for 2003 - 2007 in the form of a credit against future MSA payments and its share of any adjustment for 2008 in the form of a withdrawal from the disputed payments account.

PM USA intends to pursue vigorously the disputed NPM Adjustments for 2003-2010 through the proceedings described above. PM USA would be willing, however, to enter into a settlement of those disputed NPM Adjustments if it determined that such a settlement were in its best interests.

Other Disputes Related to MSA Payments

In addition to the disputed NPM Adjustments described above, MSA states and participating manufacturers, including PM USA, are conducting another arbitration to resolve certain other disputes related to the calculation of the participating manufacturers' payments under the MSA. PM USA disputes the method by which ounces of "roll your own" tobacco have been converted to cigarettes for purposes of calculating the downward volume adjustments to its MSA payments. PM USA believes that, for the years 2004 - 2010, the use of an incorrect conversion method resulted in excess MSA payments by PM USA of approximately $85 million in the aggregate.

If PM USA prevails on this issue, it would be entitled to a credit against future MSA payments in that amount, plus interest. In addition, PM USA seeks application of what it believes to be the correct method for years subsequent to 2010.

This arbitration will also resolve a dispute concerning whether the total domestic cigarette market and certain other calculations related to the participating manufacturers' MSA payments should be determined based on the "net" number of cigarettes on which federal excise tax is paid, as is currently the case, or whether the "adjusted gross" number of cigarettes on which federal excise tax is paid is the correct methodology. PM USA anticipates that this arbitration will not be concluded until later in 2012 or thereafter.

No assurance can be given that PM USA will prevail on either of these disputes.

Other MSA-Related Litigation

PM USA was named as a defendant in an action (Vibo) brought in October 2008 in federal court in Kentucky by an MSA participating manufacturer that is not an OPM. Other defendants include various other participating manufacturers and the Attorneys General of all 52 states and territories that are parties to the MSA. The plaintiff alleged that certain of the MSA's payment provisions discriminate against it in favor of certain other participating manufacturers in violation of the federal antitrust laws and the United States Constitution. The plaintiff also sought injunctive relief, alteration of certain MSA payment provisions as applied to it, treble damages under the federal antitrust laws, and/or rescission of its joinder in the MSA. The plaintiff also filed a motion for a preliminary injunction enjoining the states from enforcing the allegedly discriminatory payment provisions against it during the pendency of the action. In January 2009, the district court dismissed the complaint and denied plaintiff's request for preliminary injunctive relief. In January 2010, the court entered final judgment dismissing the case. Plaintiff appealed this decision to the United States Court of Appeals for the Sixth Circuit. Argument was heard in October 2011.

Without naming PM USA or any other private party as a defendant, NPMs and/or their distributors or customers have filed several legal challenges to the MSA and related legislation. New York state officials and the Attorneys General for 24 other states are defendants in a lawsuit (Pryor) filed in the United States District Court for the Southern District of New York in which plaintiffs allege that the MSA and/or related legislation violates federal antitrust laws and the Commerce Clause of the United States Constitution. The United States Court of Appeals for the Second Circuit has held that the allegations in that lawsuit, if proven, establish a basis for relief on antitrust and Commerce Clause grounds and that the trial courts in New York have personal jurisdiction sufficient to enjoin other states' officials from enforcing their MSA-related legislation. On remand, the trial court held that plaintiffs are unlikely to succeed on the merits and refused to enjoin the enforcement of New York's allocable share amendment to the MSA's Model Escrow Statute. That decision was affirmed by the United States Court of Appeals for the Second Circuit. In March 2011, the trial court granted summary judgment on all claims for the New York state officials. Plaintiffs have filed a motion to modify the judgment and a notice of appeal.

In addition to the Pryor decision above, the United States Courts of Appeals for the Second, Fifth, Sixth, Eighth, Ninth and Tenth Circuits have affirmed dismissals or grants of summary judgment in favor of state officials in seven other cases asserting antitrust and constitutional challenges to the allocable share amendment legislation in those states.

In January 2011, an international arbitration tribunal rejected claims brought against the United States challenging MSA-related legislation in various states under the North American Free Trade Agreement.

Federal Government's Lawsuit

In 1999, the United States government filed a lawsuit in the United States District Court for the District of Columbia against various cigarette manufacturers, including PM USA, and others, including Altria Group, Inc. asserting claims under three federal statutes, namely the Medical Care Recovery Act ("MCRA"), the MSP provisions of the Social Security Act and the civil provisions of RICO. Trial of the case ended in June 2005. The lawsuit sought to recover an unspecified amount of health care costs for tobacco-related illnesses allegedly caused by defendants' fraudulent and tortious conduct and paid for by the government under various federal health care programs, including Medicare, military and veterans' health benefits programs, and the Federal Employees Health Benefits Program. The complaint alleged that such costs total more than $20 billion annually. It also sought what it alleged to be equitable and declaratory relief, including disgorgement of profits which arose from defendants' allegedly tortious conduct, an injunction prohibiting certain actions by the defendants, and a declaration that the defendants are liable for the federal government's future costs of providing health care resulting from defendants' alleged past tortious and wrongful conduct. In September 2000, the trial court dismissed the government's MCRA and MSP claims, but permitted discovery to proceed on the government's claims for relief under the civil provisions of RICO.

The government alleged that disgorgement by defendants of approximately $280 billion is an appropriate remedy. In May 2004, the trial court issued an order denying defendants' motion for partial summary judgment limiting the disgorgement remedy. In February 2005, a panel of the United States Court of Appeals for the District of Columbia Circuit held that disgorgement is not a remedy available to the government under the civil provisions of RICO and entered summary judgment in favor of defendants with respect to the disgorgement claim. In July 2005, the government petitioned the United States Supreme Court for further review of the Court of Appeals' ruling that disgorgement is not an available remedy, and in October 2005, the Supreme Court denied the petition.

In June 2005, the government filed with the trial court its proposed final judgment seeking remedies of approximately $14 billion, including $10 billion over a five-year period to fund a national smoking cessation program and $4 billion over a ten-year period to fund a public education and counter-marketing campaign. Further, the government's proposed remedy would have required defendants to pay additional monies to these programs if targeted reductions in the smoking rate of those under 21 are not achieved according to a prescribed timetable. The government's proposed remedies also included a series of measures and restrictions applicable to cigarette business operations—including, but not limited to, restrictions on advertising and marketing, potential measures with respect to certain price promotional activities and research and development, disclosure requirements for certain confidential data and implementation of a monitoring system with potential broad powers over cigarette operations.

In August 2006, the federal trial court entered judgment in favor of the government. The court held that certain defendants, including Altria Group, Inc. and PM USA, violated RICO and engaged in 7 of the 8 "sub-schemes" to defraud that the government had alleged. Specifically, the court found that:

•	defendants falsely denied, distorted and minimized the significant adverse health consequences of smoking;

•	defendants hid from the public that cigarette smoking and nicotine are addictive;

•	defendants falsely denied that they control the level of nicotine delivered to create and sustain addiction;

•	defendants falsely marketed and promoted "low tar/light" cigarettes as less harmful than full-flavor cigarettes;

•	defendants falsely denied that they intentionally marketed to youth;

•	defendants publicly and falsely denied that ETS is hazardous to non-smokers; and

•	defendants suppressed scientific research.

The court did not impose monetary penalties on the defendants, but ordered the following relief: (i) an injunction against "committing any act of racketeering" relating to the manufacturing, marketing, promotion, health consequences or sale of cigarettes in the United States; (ii) an injunction against participating directly or indirectly in the management or control of the Council for Tobacco Research, the Tobacco Institute, or the Center for Indoor Air Research, or any successor or affiliated entities of each; (iii) an injunction against "making, or causing to be made in any way, any material false, misleading, or deceptive statement or representation or engaging in any public relations or marketing endeavor that is disseminated to the United States public and that misrepresents or suppresses information concerning cigarettes"; (iv) an injunction against conveying any express or implied health message through use of descriptors on cigarette packaging or in cigarette advertising or promotional material, including "lights," "ultra lights" and "low tar," which the court found could cause consumers to believe one cigarette brand is less hazardous than another brand; (v) the issuance of "corrective statements" in various media regarding the adverse health effects of smoking, the addictiveness of smoking and nicotine, the lack of any significant health benefit from smoking "low tar" or "light" cigarettes, defendants' manipulation of cigarette design to ensure optimum nicotine delivery and the adverse health effects of exposure to environmental tobacco smoke; (vi) the disclosure on defendants' public document websites and in the Minnesota document repository of all documents produced to the government in the lawsuit or produced in any future court or administrative action concerning smoking and health until 2021, with certain additional requirements as to documents withheld from production under a claim of privilege or confidentiality; (vii) the disclosure of disaggregated marketing data to the government in the same form and on the same schedule as defendants now follow in disclosing such data to the Federal Trade Commission ("FTC") for a period of ten years; (viii) certain restrictions on the sale or transfer by defendants of any cigarette brands, brand names, formulas or cigarette businesses within the United States; and (ix) payment of the government's costs in bringing the action.

The defendants appealed and, in May 2009, a three judge panel of the Court of Appeals for the District of Columbia Circuit issued a per curiam decision largely affirming the trial court's judgment against defendants and in favor of the government. Although the panel largely affirmed the remedial order that was issued by the trial court, it vacated the following aspects of the order:

•	its application to defendants' subsidiaries;

•	the prohibition on the use of express or implied health messages or health descriptors, but only to the extent of extraterritorial application;

•	its point-of-sale display provisions; and

•	its application to Brown & Williamson Holdings.

The Court of Appeals panel remanded the case for the trial court to reconsider these four aspects of the injunction and to reformulate its remedial order accordingly.

Furthermore, the Court of Appeals panel rejected all of the government's and intervenors' cross appeal arguments and refused to broaden the remedial order entered by the trial court. The Court of Appeals panel also left undisturbed its prior holding that the government cannot obtain disgorgement as a permissible remedy under RICO.

In July 2009, defendants filed petitions for a rehearing before the panel and for a rehearing by the entire Court of Appeals. Defendants also filed a motion to vacate portions of the trial court's judgment on the grounds of mootness because of the passage of the Family Smoking Prevention and Tobacco Control Act ("FSPTCA"), granting the United States Food and Drug Administration (the "FDA") broad authority over the regulation of tobacco products. In September 2009, the Court of Appeals entered three per curiam rulings. Two of them denied defendants' petitions for panel rehearing or for rehearing en banc. In the third per curiam decision, the Court of Appeals denied defendants' suggestion of mootness and motion for partial vacatur. In February 2010, PM USA and Altria Group, Inc. filed their certiorari petitions with the United States Supreme Court. In addition, the federal government and the intervenors filed their own certiorari petitions, asking the court to reverse an earlier Court of Appeals decision and hold that civil RICO allows the trial court to order disgorgement as well as other equitable relief, such as smoking cessation remedies, designed to redress continuing consequences of prior RICO violations. In June 2010, the United States Supreme Court denied all of the parties' petitions. In July 2010, the Court of Appeals issued its mandate lifting the stay of the trial court's judgment and remanding the case to the trial court. As a result of the mandate, except for those matters remanded to the trial court for further proceedings, defendants are now subject to the injunction discussed above and the other elements of the trial court's judgment.

In February 2011, the government submitted its proposed corrective statements and the trial court referred issues relating to a document repository to a special master. The defendants filed a response to the government's proposed corrective statements and filed a motion to vacate the trial court's injunction in light of the FSPTCA, which motion was denied in June 2011. The defendants have appealed the trial court's ruling to the United States Court of Appeals for the District of Columbia Circuit. Argument is scheduled for April 20, 2012.

Apart from the matters on appeal, two issues remain pending before the district court: (i) the substance of the court-ordered corrective statements and (ii) the requirements related to point-of-sale signage. On November 17, 2011, the district court ordered the parties to submit their views on whether the district court should delay its order on these issues while other courts decide more recent cases challenging the FDA's new rules imposing certain tobacco marketing restrictions and graphic warnings. The parties complied with the district court's requests, and defendants asked the court to defer resolution of these issues until these other cases are fully resolved. On January 26, 2012, the district court ruled that it would not delay its decision until after the resolution of the cases challenging the FDA's new rules. The district court has not addressed the content of the corrective communications or the requirements related to point-of-sale signage.

On December 14, 2011, the parties to the lawsuit entered into an agreement as to the issues concerning the document repository. Pursuant to this agreement, PM USA agreed to deposit an amount of approximately $3.1 million into the district court.

"Lights/Ultra Lights" Cases

Overview

Plaintiffs in certain pending matters seek certification of their cases as class actions and allege, among other things, that the uses of the terms "Lights" and/or "Ultra Lights" constitute deceptive and unfair trade practices, common law fraud, or RICO violations, and seek injunctive and equitable relief, including restitution and, in certain cases, punitive damages. These class actions have been brought against PM USA and, in certain instances, Altria Group, Inc. or its subsidiaries, on behalf of individuals who purchased and consumed various brands of cigarettes, including Marlboro Lights, Marlboro Ultra Lights, Virginia Slims Lights and Superslims, Merit Lights and Cambridge Lights. Defenses raised in these cases include lack of misrepresentation, lack of causation, injury, and damages, the statute of limitations, express preemption by the Federal Cigarette Labeling and Advertising Act ("FCLAA") and implied preemption by the policies and directives of the FTC, non-liability under state statutory provisions exempting conduct that complies with federal regulatory directives, and the First Amendment. As of December 31, 2011, a total of eighteen such cases were pending in the United States. Four of these cases were pending in a multidistrict litigation proceeding in a single U.S. federal court as discussed below. The other cases were pending in various U.S. state courts. In addition, a purported "Lights" class action is pending against PM USA in Israel. Other entities have stated that they are considering filing such actions against Altria Group, Inc. and PM USA.

In the one "Lights" case pending in Israel, hearings on plaintiffs' motion for class certification were held in November and December 2008, and an additional hearing on class certification was held in November 2011. See Guarantees for a discussion of the Distribution Agreement between Altria Group, Inc. and PMI that provides for indemnities for certain liabilities concerning tobacco products.

The Good Case

In May 2006, a federal trial court in Maine granted PM USA's motion for summary judgment in Good, a purported "Lights" class action, on the grounds that plaintiffs' claims are preempted by the FCLAA and dismissed the case. In August 2007, the United States Court of Appeals for the First Circuit vacated the district court's grant of PM USA's motion for summary judgment on federal preemption grounds and remanded the case to district court. The district court stayed the case pending the United States Supreme Court's ruling on defendants' petition for writ of certiorari with the United States Supreme Court, which was granted in January 2008. The case was stayed pending the United States Supreme Court's decision. In December 2008, the United States Supreme Court ruled that plaintiffs' claims are not barred by federal preemption. Although the Court rejected the argument that the FTC's actions were so extensive with respect to the descriptors that the state law claims were barred as a matter of federal law, the Court's decision was limited: it did not address the ultimate merits of plaintiffs' claim, the viability of the action as a class action, or other state law issues. The case was returned to the federal court in Maine and consolidated with other federal cases in the multidistrict litigation proceeding discussed below. In June 2011, the plaintiffs voluntarily dismissed the case without prejudice after the district court denied plaintiffs' motion for class certification.

Federal Multidistrict Proceeding

Since the December 2008 United States Supreme Court decision in Good, and through December 31, 2011, twenty-four purported "Lights" class actions were served upon PM USA and, in certain cases, Altria Group, Inc. These cases were filed in 14 states, the U.S. Virgin Islands and the District of Columbia. All of these cases either were filed in federal court or were removed to federal court by PM USA.

A number of purported "Lights" class actions were transferred and consolidated by the Judicial Panel on Multidistrict Litigation ("JPMDL") before the United States District Court for the District of Maine for pretrial proceedings ("MDL proceeding"). These cases, and the states in which each originated, included: Biundo (Illinois), Cabbat (Hawaii), Calistro (U.S. Virgin Islands), Corse (Tennessee), Domaingue (New York), Good (Maine), Haubrich (Pennsylvania), McClure (Tennessee), Mirick (Mississippi), Mulford (New Mexico), Parsons (District of Columbia), Phillips (Ohio), Slater (District of Columbia), Tang (New York), Tyrer (California), Williams (Arkansas) and Wyatt (Wisconsin).

In November 2010, the district court in the MDL proceeding denied plaintiffs' motion for class certification in four cases, covering the jurisdictions of California, the District of Columbia, Illinois and Maine. These jurisdictions were selected by the parties as sample cases, with two selected by plaintiffs and two selected by defendants. Plaintiffs sought appellate review of this decision but, in February 2011, the United States Court of Appeals for the First Circuit denied plaintiffs' petition for leave to appeal. In June 2011, plaintiffs in twelve cases voluntarily dismissed without prejudice their cases, and in August 2011, plaintiff in McClure voluntarily dismissed the case without prejudice. On December 12, 2011, the district court approved the request of the plaintiffs in the remaining four cases (Phillips, Tang, Wyatt and Cabbat) to recommend to the JPMDL that their cases be transferred back to the courts in which the suits originated. The question of the transfer, which defendants oppose, is now before the JPMDL.

"Lights" Cases Dismissed, Not Certified or Ordered De-Certified

To date, in addition to the district court in the MDL proceeding, 15 courts in 16 "Lights" cases have refused to certify class actions, dismissed class action allegations, reversed prior class certification decisions or have entered judgment in favor of PM USA.

Trial courts in Arizona, Illinois, Kansas, New Jersey, New Mexico, Oregon, Tennessee and Washington have refused to grant class certification or have dismissed plaintiffs' class action allegations. Plaintiffs voluntarily dismissed a case in Michigan after a trial court dismissed the claims plaintiffs asserted under the Michigan Unfair Trade and Consumer Protection Act.

Several appellate courts have issued rulings that either affirmed rulings in favor of Altria Group, Inc. and/or PM USA or reversed rulings entered in favor of plaintiffs. In Florida, an intermediate appellate court overturned an order by a trial court that granted class certification in Hines. The Florida Supreme Court denied review in January 2008. The Supreme Court of Illinois has overturned a judgment that awarded damages to a certified class in the Price case. See The Price Case below for further discussion. In Louisiana, the United States Court of Appeals for the Fifth Circuit dismissed a purported "Lights" class action brought in Louisiana federal court (Sullivan) on the grounds that plaintiffs' claims were preempted by the FCLAA. In New York, the United States Court of Appeals for the Second Circuit overturned a decision by a New York trial court in Schwab that denied defendants' summary judgment motions and granted plaintiffs' motion for certification of a nationwide class of all United States residents that purchased cigarettes in the United States that were labeled "Light" or "Lights." In July 2010, plaintiffs in Schwab voluntarily dismissed the case with prejudice. In Ohio, the Ohio Supreme Court overturned class certifications in the Marrone and Phillips cases. Plaintiffs voluntarily dismissed without prejudice both cases in August 2009. The Supreme Court of Washington denied a motion for interlocutory review filed by the plaintiffs in the Davies case that sought review of an order by the trial court that refused to certify a class. Plaintiffs subsequently voluntarily dismissed the Davies case with prejudice.

In Oregon (Pearson), a state court denied plaintiff's motion for interlocutory review of the trial court's refusal to certify a class. In February 2007, PM USA filed a motion for summary judgment based on federal preemption and the Oregon statutory exemption. In September 2007, the district court granted PM USA's motion based on express preemption under the FCLAA, and plaintiffs appealed this dismissal and the class certification denial to the Oregon Court of Appeals. Argument was held in April 2010.

In Cleary, which was pending in an Illinois federal court, the district court dismissed plaintiffs' "Lights" claims against one defendant and denied plaintiffs' request to remand the case to state court. In September 2009, the court issued its ruling on PM USA's and the remaining defendants' motion for summary judgment as to all "Lights" claims. The court granted the motion as to all defendants except PM USA. As to PM USA, the court granted the motion as to all "Lights" and other low tar brands other than Marlboro Lights. As to Marlboro Lights, the court ordered briefing on why the 2002 state court order dismissing the Marlboro Lights claims should not be vacated based upon Good. In January 2010, the court vacated the previous dismissal. In February 2010, the court granted summary judgment in favor of defendants as to all claims except for the Marlboro Lights claims, based on the statute of limitations and deficiencies relating to the named plaintiffs. In June 2010, the court granted summary judgment in favor of all defendants on all remaining claims, dismissing the case. In July 2010, plaintiffs filed a motion for reconsideration with the district court, which was denied. In August 2010, plaintiffs filed an appeal with the United States Court of Appeals for the Seventh Circuit. In August 2011, the Seventh Circuit affirmed the trial court's dismissal of the case. Plaintiffs' petition for rehearing was denied by the Seventh Circuit on November 15, 2011.

Other Developments

In December 2009, the state trial court in the Carroll (formerly known as Holmes) case (pending in Delaware), denied PM USA's motion for summary judgment based on an exemption provision in the Delaware Consumer Fraud Act. In January 2011, the trial court allowed the plaintiffs to file an amended complaint substituting class representatives and naming Altria Group, Inc. and PMI as additional defendants. In July 2011, the parties stipulated to the dismissal without prejudice of Altria Group, Inc. and PMI. The stipulation is signed by the parties but not yet approved by the trial court. See Guarantees for a discussion of the Distribution Agreement between Altria Group, Inc. and PMI that provides for indemnities for certain liabilities concerning tobacco products.

In June 2007, the United States Supreme Court reversed the lower court rulings in the Watson case that denied plaintiffs' motion to have the case heard in a state, as opposed to federal, trial court. The Supreme Court rejected defendants' contention that the case must be tried in federal court under the "federal officer" statute. The case was removed to federal court in Arkansas and the case was transferred to the MDL proceeding discussed above. In November 2010, the district court in the MDL proceeding remanded the Watson case to Arkansas state court. On December 19, 2011, the plaintiffs voluntarily dismissed their claims against Altria Group, Inc. without prejudice.

The Price Case

Trial in the Price case commenced in state court in Illinois in January 2003, and in March 2003, the judge found in favor of the plaintiff class and awarded $7.1 billion in compensatory damages and $3 billion in punitive damages against PM USA. In December 2005, the Illinois Supreme Court reversed the trial court's judgment in favor of the plaintiffs. In November 2006, the United States Supreme Court denied plaintiffs' petition for writ of certiorari and, in December 2006, the Circuit Court of Madison County enforced the Illinois Supreme Court's mandate and dismissed the case with prejudice.

In December 2008, plaintiffs filed with the trial court a petition for relief from the final judgment that was entered in favor of PM USA. Specifically, plaintiffs sought to vacate the judgment entered by the trial court on remand from the 2005 Illinois Supreme Court decision overturning the verdict on the ground that that the United States Supreme Court's December 2008 decision in Good demonstrated that the Illinois Supreme Court's decision was "inaccurate." PM USA filed a motion to dismiss plaintiffs' petition and, in February 2009, the trial court granted PM USA's motion on the basis that the petition was not timely filed. In March 2009, the Price plaintiffs filed a notice of appeal with the Fifth Judicial District of the Appellate Court of Illinois. In February 2011, the intermediate appellate court ruled that the petition was timely filed and reversed the trial court's dismissal of the plaintiffs' petition and, in September 2011, the Illinois Supreme Court declined PM USA's petition for review. As a result, the case has returned to the trial court for proceedings on whether the court should grant the plaintiffs' petition to reopen the prior judgment.

In June 2009, the plaintiff in an individual smoker lawsuit (Kelly) brought on behalf of an alleged smoker of "Lights" cigarettes in Madison County, Illinois state court filed a motion seeking a declaration that his claims under the Illinois Consumer Fraud Act are not (1) barred by the exemption in that statute based on his assertion that the Illinois Supreme Court's decision in Price is no longer good law in light of the decisions by the United States Supreme Court in Good and Watson, and (2) preempted in light of the United States Supreme Court's decision in Good. In September 2009, the court granted plaintiff's motion as to federal preemption, but denied it with respect to the state statutory exemption.

State Trial Court Class Certifications

State trial courts have certified classes against PM USA in Massachusetts (Aspinall), Minnesota (Curtis), Missouri (Larsen) and New Hampshire (Lawrence). Significant developments in these cases include:

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Aspinall: In August 2004, the Massachusetts Supreme Judicial Court affirmed the class certification order. In August 2006, the trial court denied PM USA's motion for summary judgment and granted plaintiffs' motion for summary judgment on the defenses of federal preemption and a state law exemption to Massachusetts' consumer protection statute. On motion of the parties, the trial court subsequently reported its decision to deny summary judgment to the appeals court for review and stayed further proceedings pending completion of the appellate review. In December 2008, subsequent to the United States Supreme Court's decision in Good, the Massachusetts Supreme Judicial Court issued an order requesting that the parties advise the court within 30 days whether the Good decision is dispositive of federal preemption issues pending on appeal. In January 2009, PM USA notified the Massachusetts Supreme Judicial Court that Good is dispositive of the federal preemption issues on appeal, but requested further briefing on the state law statutory exemption issue. In March 2009, the Massachusetts Supreme Judicial Court affirmed the order denying summary judgment to PM USA and granting the plaintiffs' cross-motion. In January 2010, plaintiffs moved for partial summary judgment as to liability claiming collateral estoppel from the findings in the case brought by the Department of Justice (see Federal Government's Lawsuit described above). Argument on plaintiffs' motion was held in July 2011.

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Curtis: In April 2005, the Minnesota Supreme Court denied PM USA's petition for interlocutory review of the trial court's class certification order. In October 2009, the trial court denied plaintiffs' motion for partial summary judgment, filed in February 2009, claiming collateral estoppel from the findings in the case brought by the Department of Justice (see Federal Government's Lawsuit described above). In October 2009, the trial court granted PM USA's motion for partial summary judgment as to all consumer protection counts and, in December 2009, dismissed the case in its entirety. In December 2010, the Minnesota Court of Appeals reversed the trial court's dismissal of the case and affirmed the trial court's prior certification of the class under Minnesota's consumer protection statutes. The Court of Appeals also affirmed the trial court's denial of the plaintiffs' motion for partial summary judgment claiming collateral estoppel from the findings in the case brought by the Department of Justice. PM USA's petition for review with the Minnesota Supreme Court was granted in March 2011. Argument on the petition was heard in September 2011.

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Larsen: In August 2005, a Missouri Court of Appeals affirmed the class certification order. In December 2009, the trial court denied plaintiffs' motion for reconsideration of the period during which potential class members can qualify to become part of the class. The class period remains 1995 – 2003. In June 2010, PM USA's motion for partial summary judgment regarding plaintiffs' request for punitive damages was denied. In April 2010, plaintiffs moved for partial summary judgment as to an element of liability in the case, claiming collateral estoppel from the findings in the case brought by the Department of Justice (see Federal Government's Lawsuit described above). The plaintiffs' motion was denied in December 2010. In June 2011, PM USA filed various summary judgment motions challenging the plaintiffs' claims. On August 31, 2011, the trial court granted PM USA's motion for partial summary judgment, ruling that plaintiffs could not present a damages claim based on allegations that Marlboro Lights are more dangerous than Marlboro Reds. The trial court denied PM USA's remaining summary judgment motions. Trial in the case began in September 2011 and, in October 2011 the court declared a mistrial after the jury failed to reach a verdict. The court has scheduled a new trial to begin on January 21, 2013.

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Lawrence: In November 2010, the trial court certified a class consisting of all persons who purchased Marlboro Lights cigarettes in the state of New Hampshire at any time from the date the brand was introduced into commerce until the date trial in the case begins. PM USA's motion for reconsideration of this decision was denied in January 2011. In September 2011, the New Hampshire Supreme Court accepted review of the class certification decision.

Certain Other Tobacco-Related Litigation

Tobacco Price Case: As of December 31, 2011, one case remains pending in Kansas (Smith) in which plaintiffs allege that defendants, including PM USA and Altria Group, Inc., conspired to fix cigarette prices in violation of antitrust laws. Plaintiffs' motion for class certification has been granted. Trial has been set for July 16, 2012.

Case Under the California Business and Professions Code: In June 1997, a lawsuit (Brown) was filed in California state court alleging that domestic cigarette manufacturers, including PM USA and others, have violated California Business and Professions Code Sections 17200 and 17500 regarding unfair, unlawful and fraudulent business practices. Class certification was granted as to plaintiffs' claims that class members are entitled to reimbursement of the costs of cigarettes purchased during the class periods and injunctive relief. In September 2004, the trial court granted defendants' motion for summary judgment as to plaintiffs' claims attacking defendants' cigarette advertising and promotion and denied defendants' motion for summary judgment on plaintiffs' claims based on allegedly false affirmative statements. In March 2005, the court granted defendants' motion to decertify the class based on a California law, which inter alia limits the ability to bring a lawsuit to only those plaintiffs who have "suffered injury in fact" and "lost money or property" as a result of defendants' alleged statutory violations ("Proposition 64").

In September 2006, an intermediate appellate court affirmed the trial court's order decertifying the class. In May 2009, the California Supreme Court reversed the trial court decision that was affirmed by the appellate court and remanded the case to the trial court. In March 2010, the trial court granted reconsideration of its September 2004 order granting partial summary judgment to defendants with respect to plaintiffs' "Lights" claims on the basis of judicial decisions issued since its order was issued, including the United States Supreme Court's ruling in Good, thereby reinstating plaintiffs' "Lights" claims. Since the trial court's prior ruling decertifying the class was reversed on appeal by the California Supreme Court, the parties and the court are treating all claims currently being asserted by the plaintiffs as certified, subject, however, to defendants' challenge to the class representatives' standing to assert their claims. The class is defined as people who, at the time they were residents of California, smoked in California one or more cigarettes between June 10, 1993 and April 23, 2001, and who were exposed to defendants' marketing and advertising activities in California.

In July 2010, plaintiffs filed a motion seeking collateral estoppel effect from the findings in the case brought by the Department of Justice (see Federal Government's Lawsuit described above). In September 2010, plaintiffs filed a motion for preliminary resolution of legal issues regarding restitutionary relief. The trial court denied both of plaintiffs' motions in November 2010. In November 2010, defendants filed a motion seeking a determination that Brown class members who were also part of the class in Daniels (a previously disclosed consumer fraud case in which the California Supreme Court affirmed summary judgment in PM USA's favor based on preemption and First Amendment grounds) are precluded by the Daniels judgment from recovering in Brown. This motion was denied in December 2010. Defendants sought review of this decision before the Fourth District Court of Appeal but were denied review in March 2011. On January 9, 2012, defendants filed motions for a determination that the class representatives lack standing and are not typical or adequate to represent the class and to decertify the class. Argument is scheduled for March 21, 2012. Trial is currently scheduled for October 5, 2012.

Ignition Propensity Cases: PM USA is currently a defendant in two wrongful death actions in which plaintiffs contend that fires caused by cigarettes led to other individuals' deaths. In one case pending in federal court in Massachusetts (Sarro), the district court in August 2009 granted in part PM USA's motion to dismiss, but ruled that two claims unrelated to product design could go forward. In November 2010, PM USA filed a motion for summary judgment. Argument was heard in March 2011. In a Kentucky case (Walker), the federal district court denied plaintiffs' motion to remand the case to state court and dismissed plaintiffs' claims in February 2009. Plaintiffs subsequently filed a notice of appeal. On October 31, 2011, the United States Court of Appeals for the Sixth Circuit (the "Sixth Circuit") reversed the portion of the district court decision that denied remand of the case to Kentucky state court and remanded the case to Kentucky state court. The Sixth Circuit did not address the merits of the district court's dismissal order. Defendants' petition for rehearing with the Sixth Circuit was denied on December 8, 2011.

UST Litigation

Claims related to smokeless tobacco products generally fall within the following categories:

First, UST and/or its tobacco subsidiaries has been named in certain health care cost reimbursement/third-party recoupment/class action litigation against the major domestic cigarette companies and others seeking damages and other relief. The complaints in these cases on their face predominantly relate to the usage of cigarettes; within that context, certain complaints contain a few allegations relating specifically to smokeless tobacco products. These actions are in varying stages of pretrial activities.

Second, UST and/or its tobacco subsidiaries has been named in certain actions in West Virginia (See In re: Tobacco Litigation above) brought on behalf of individual plaintiffs against cigarette manufacturers, smokeless tobacco manufacturers, and other organizations seeking damages and other relief in connection with injuries allegedly sustained as a result of tobacco usage, including smokeless tobacco products. Included among the plaintiffs are five individuals alleging use of USSTC's smokeless tobacco products and alleging the types of injuries claimed to be associated with the use of smokeless tobacco products. USSTC, along with other non-cigarette manufacturers, has remained severed from such proceedings since December 2001.

Third, UST and/or its tobacco subsidiaries has been named in a number of other individual tobacco and health suits. Plaintiffs' allegations of liability in these cases are based on various theories of recovery, such as negligence, strict liability, fraud, misrepresentation, design defect, failure to warn, breach of implied warranty, addiction, and breach of consumer protection statutes. Plaintiffs seek various forms of relief, including compensatory and punitive damages, and certain equitable relief, including but not limited to disgorgement. Defenses raised in these cases include lack of causation, assumption of the risk, comparative fault and/or contributory negligence, and statutes of limitations. USSTC is currently named in one such action in Florida (Vassallo).

Certain Other Actions

IRS Challenges to PMCC Leases

Background. The IRS has concluded its examination of Altria Group, Inc.'s consolidated federal income tax returns for the years 1996 through 2003, and for each year has disallowed tax benefits pertaining to certain leveraged lease transactions entered into by PMCC (referred to by the IRS as lease-in/lease-out ("LILO") and sale-in/lease-out ("SILO") transactions). For financial reporting purposes, PMCC accounted for LILO and SILO transactions as leveraged lease transactions under the guidance in Accounting Standards Codification ("ASC") 840, Leases ("ASC 840"). For income tax purposes, PMCC treated these transactions as leases under case law and applicable IRS administrative guidance for the 1996 through 2009 tax years.

Refund Claims and Litigation. Altria Group, Inc. believes that its tax treatment of PMCC's LILO and SILO transactions on federal and state income tax returns for the 1996 through 2009 tax years was proper and complied with applicable tax laws in effect during the relevant periods. Altria Group, Inc. has contested the disallowances for the 1996 through 2003 tax years, filed claims for refunds of federal income tax and associated interest paid and pursued or is pursuing refund litigation in federal court with respect to certain of the refund claims, as discussed below.

In October 2006, Altria Group, Inc. filed a complaint in the United States District Court for the Southern District of New York to claim a refund on a portion of these federal income tax payments and associated interest for the years 1996 and 1997, attributable to LILO and SILO transactions entered into during those years. In July 2009, the jury returned a unanimous verdict in favor of the IRS and, in April 2010, after denying Altria Group, Inc.'s post-trial motions, the district court entered final judgment in favor of the IRS. Altria Group, Inc. filed an appeal with the United States Court of Appeals for the Second Circuit in June 2010. In September 2011, the Second Circuit affirmed the district court decision in favor of the IRS. Altria Group, Inc. has elected not to pursue further judicial review of its refund claim for the 1996 and 1997 transactions.

In March 2008, Altria Group, Inc. filed a second complaint in the United States District Court for the Southern District of New York seeking a refund of the federal income tax payments and associated interest for the years 1998 and 1999 attributable to the disallowance of tax benefits claimed in those years with respect to the LILO and SILO transactions subject to the jury verdict and with respect to the additional LILO and SILO transactions entered into in 1998 and 1999. In May 2009, the district court granted a stay pending the decision by the United States Court of Appeals for the Second Circuit in the appeal involving the 1996 and 1997 transactions. Following Altria Group, Inc.'s decision not to pursue further judicial review of its refund claim regarding the 1996 and 1997 transactions, the case for the 1998 and 1999 years has been reactivated.

In March 2011, Altria Group, Inc. filed claims for a refund with the IRS for the years 2000 through 2003 of the tax and associated interest paid with respect to the LILO and SILO transactions that PMCC entered into during the 1996-2003 years. The IRS disallowed the claims in July 2011, and Altria Group, Inc. intends to commence litigation in federal court.

In a closing agreement entered into in May 2010, Altria Group, Inc. and the IRS agreed that, with the exception of the LILO and SILO transactions, the tax treatment reported by Altria Group, Inc. on its consolidated federal income tax returns for the 2000-2003 years, as amended by the agreed-upon adjustments in the closing agreement, is appropriate and final. The IRS may not assess against Altria Group, Inc. any further taxes or additions to tax (including penalties) with respect to these years.

As a prerequisite to commencing in federal court the refund litigation described above following the IRS disallowance of tax benefits of the LILO and SILO transactions for the 1996-1999 audit cycle, in 2006 Altria Group, Inc. paid approximately $150 million related to disallowed tax benefits and associated interest. Similarly, following the IRS disallowance of tax benefits of the LILO and SILO transactions for the 2000-2003 audit cycle, also described above, in 2010, Altria Group, Inc. paid approximately $945 million in disallowed tax benefits and associated interest in order to pursue its legal challenge to the disallowances in federal court.

Payments to the IRS. As indicated in "Refund Claims and Litigation" above, Altria Group, Inc. has paid a total of approximately $1.1 billion in federal income tax payments and interest with respect to the LILO and SILO transactions for the 1996 through 2003 tax years. The tax component of this amount represents an acceleration of taxes that Altria Group, Inc. would have otherwise paid over the later stages of the LILO and SILO transactions. Altria Group, Inc. treated the amounts paid to the IRS for these years as deposits for financial reporting purposes pending the ultimate outcomes of the litigation. Altria Group, Inc. included such amounts in Other assets on its consolidated balance sheets and did not include such amounts in the supplemental disclosure of cash paid for income taxes on the consolidated statement of cash flows. As a result of its decision not to pursue further judicial review of its refund claims for the 1996 and 1997 transactions, Altria Group, Inc.'s consolidated balance sheet at December 31, 2011 reflects reductions in both Other assets and tax liabilities of approximately $362 million, which is the amount of taxes and interest that Altria Group, Inc. has previously paid related to the 1996 and 1997 transactions for the 1996 through 2003 tax years. This payment has been included in the supplemental disclosure of cash paid for income taxes on the consolidated statement of cash flows for the year ended December 31, 2011. The impact of these payments on Altria Group, Inc.'s earnings has previously been recorded on its financial statements, as discussed below. If Altria Group, Inc. were to prevail in the current and/or anticipated refund litigation, it would receive a refund of the remaining amounts paid to the IRS plus interest. If the IRS's position with respect to the LILO and SILO transactions is ultimately sustained, Altria Group, Inc. would further reduce its tax liabilities and the asset discussed above.

Anticipated Future Disallowances and Additional Payments to the IRS. Altria Group, Inc. further expects the IRS and impacted states to disallow income tax benefits claimed in years 2004 through 2009 related to the LILO and SILO transactions that PMCC entered into from 1996 through 2003. The disallowance of federal and state income tax benefits for the 2004 through 2009 tax years and associated interest through the 2011 tax year would result in additional payments of approximately $600 million, excluding potential penalties. The tax component of this amount represents an acceleration of taxes that Altria Group, Inc. would have otherwise paid over the later stages of the LILO and SILO transactions. This amount is net of federal and state income taxes paid on gains associated with sales of leased assets from January 1, 2008 through December 31, 2011 and excludes additional taxes paid in 2011 for the 2010 and 2011 tax years as a result of the decision discussed below not to claim tax benefits for the 2010 and future tax years. Although the initial amount payable may be greater than $600 million, such taxes paid on gains associated with sales of leased assets will be subsequently recovered no later than the closing of the audits for the cycles in which the sales have occurred. The payments of disallowed tax benefits, if any, would depend upon the timing and outcome of future IRS audits and any related administrative challenges or litigation. The IRS is currently auditing the 2004-2006 tax years.

2010 and Future Tax Years. Altria Group, Inc. did not claim tax benefits pertaining to PMCC's LILO and SILO transactions on its federal and state income tax returns for 2010 and, at this time, does not intend to claim such tax benefits in future years. Altria Group, Inc., however, intends to preserve its right to file amended returns for these years claiming the tax benefits pertaining to PMCC's LILO and SILO transactions if Altria Group, Inc. is successful in the current and/or anticipated litigation discussed above.

Second Quarter 2011 Earnings Charge. Altria Group, Inc. has continually re-evaluated the likelihood of sustaining its tax position on PMCC's LILO and SILO transactions, as required by ASC 740, Income Taxes ("ASC 740"). In the second quarter of 2011, in accordance with ASC 840 and ASC 740, Altria Group, Inc. recorded a one-time charge of $627 million against its 2011 reported earnings related to the tax treatment of the LILO and SILO transactions that PMCC entered into between 1996 and 2003. Altria Group, Inc.'s decision to record the charge was based on the Federal Circuit's April 2011 adverse decision in Wells Fargo & Co. v. United States, involving SILO transactions entered into by another taxpayer. Altria Group, Inc. concluded that the decision introduced incremental risk to its tax analysis and, as a result, that it was no longer more likely than not that it would prevail in its defense of its tax position on PMCC's LILO and SILO transactions.

The charge of $627 million reflects the re-characterization of PMCC's LILO and SILO transactions as loans (as opposed to leases) for income tax purposes, which changes the timing of income recognition for tax purposes over the term of the deemed loan. This change, in turn, impacts the income of the leases recorded pursuant to leveraged lease accounting (ASC 840) resulting in a lowering of the cumulative income from the transactions that had been recorded from inception of the transactions to the date of the charge. This earnings charge is incremental to $146 million recorded as a reduction to stockholders' equity upon the adoption of new accounting standards for leases ("FAS 13-2") and for uncertainty in income taxes ("FIN 48") on January 1, 2007, and approximately $95 million recorded to the statements of earnings from January 1, 2007 through March 31, 2011. In quantifying the reduction in cumulative leveraged lease income to include in the second quarter 2011 earnings charge, Altria Group, Inc. was required to make assumptions regarding a potential settlement of these matters with the IRS. To the extent the assumptions change, there may be additional impact on Altria Group, Inc.'s earnings but Altria Group, Inc. does not expect such impact, if any, to be significant.

Approximately 50% of the $627 million charge represents the effects of re-characterization of the transactions as loans and the resulting reduction in cumulative leveraged lease income described above. This reduction in income will be recaptured over the remaining terms of the respective transactions. The remaining portion of the charge primarily represents a permanent charge for interest on tax underpayments. The charge does not include potential penalties as Altria Group, Inc. believes that it met the applicable standards to avoid any associated penalties at the time it claimed the deductions on its tax returns.

As of December 31, 2011, the LILO and SILO transactions represented approximately 30% of the Net Finance Assets of PMCC's lease portfolio. PMCC has not entered into any LILO or SILO transactions since 2003.

Kraft Thrift Plan Cases: Four participants in the Kraft Foods Global, Inc. Thrift Plan ("Kraft Thrift Plan"), a defined contribution plan, filed a class action complaint (George II) on behalf of all participants and beneficiaries of the Kraft Thrift Plan in July 2008 in the United States District Court for the Northern District of Illinois alleging breach of fiduciary duty under the Employee Retirement Income Security Act ("ERISA"). Named defendants in this action include Altria Corporate Services, Inc. (now Altria Client Services Inc.) and certain company committees that allegedly had a relationship to the Kraft Thrift Plan. Plaintiffs request, among other remedies, that defendants restore to the Kraft Thrift Plan all losses improperly incurred.

In December 2009, the court granted in part and denied in part defendants' motion to dismiss plaintiffs' complaint. In addition to dismissing certain claims made by plaintiffs for equitable relief under ERISA as to all defendants, the court dismissed claims alleging excessive administrative fees and mismanagement of company stock funds as to one of the Altria Group, Inc. defendants. In February 2010, the court granted a joint stipulation dismissing the fee and stock fund claims without prejudice as to the remaining defendants, including Altria Corporate Services, Inc. Accordingly, the only claim remaining at this time in George II relates to the alleged negligence of plan fiduciaries for including the Growth Equity Fund and Balanced Fund as Kraft Thrift Plan investment options. Plaintiffs filed a motion for class certification in March 2010, which the court granted in August 2010. Defendants filed a motion for summary judgment in January 2011, and plaintiffs filed a motion for partial summary judgment. In March 2011, defendants filed a motion to vacate the class certification in light of recent federal judicial precedent. In July 2011, the court granted defendants' summary judgment motion in part, finding that claims for periods prior to July 2, 2002 were time barred, and that the defendants properly monitored the funds. The court also denied plaintiffs' motion for partial summary judgment. Remaining in the case are claims after July 2, 2002 relating to whether it was prudent to retain actively managed investments (Growth Equity Fund and Balanced Fund) in the Kraft Thrift Plan after 1999. In July 2011, the court also granted defendants' motion to vacate the class certification, and allowed plaintiffs leave to file a new motion for class certification in light of recent precedent and the court's summary judgment findings. Plaintiffs' motion to certify the class is pending before the court.

In August 2011, Altria Client Services, Inc. and a company committee that allegedly had a relationship to the Kraft Thrift Plan were added as defendants in another class action previously brought by the same plaintiffs in 2006 (George I), in which plaintiffs allege defendants breached their fiduciary duties under ERISA by offering company stock funds in a unitized format and by allegedly overpaying for recordkeeping services.

The Altria Group, Inc. defendants deny any violation of ERISA or other unlawful conduct and are defending these cases vigorously. The parties are currently in mediation. Absent a resolution, trial in both cases is expected to be scheduled to occur in the first half of 2012. Under the terms of a Distribution Agreement between Altria Group, Inc. and Kraft, the Altria Group, Inc. defendants may be entitled to indemnity against any liabilities incurred in connection with these cases.

California Wage and Hour Case

In September 2011, two former sales representatives employed in California by Altria Group Distribution Company ("AGDC") filed a putative class action in the United States District Court for the Northern District of California, under California's wage and hour laws. The named plaintiffs seek to represent a class of all former sales representatives who worked for AGDC in California at any time since September 2007. The plaintiffs seek overtime pay, recovery of certain wages, reimbursement of business expenses and other non-monetary relief and penalties. On November 9, 2011, the plaintiffs amended their complaint to add an additional claim for penalties under California's Private Attorney General Act. On January 6, 2012, AGDC moved to dismiss certain of plaintiffs' claims and to transfer the case from the Northern District of California to the Central District of California.

Environmental Regulation

Altria Group, Inc. and its subsidiaries (and former subsidiaries) are subject to various federal, state and local laws and regulations concerning the discharge of materials into the environment, or otherwise related to environmental protection, including, in the United States: The Clean Air Act, the Clean Water Act, the Resource Conservation and Recovery Act and the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as "Superfund"), which can impose joint and several liability on each responsible party. Subsidiaries (and former subsidiaries) of Altria Group, Inc. are involved in several matters subjecting them to potential costs of remediation and natural resource damages under Superfund or other laws and regulations. Altria Group, Inc.'s subsidiaries expect to continue to make capital and other expenditures in connection with environmental laws and regulations. Altria Group, Inc. provides for expenses associated with environmental remediation obligations on an undiscounted basis when such amounts are probable and can be reasonably estimated. Such accruals are adjusted as new information develops or circumstances change. Other than those amounts, it is not possible to reasonably estimate the cost of any environmental remediation and compliance efforts that subsidiaries of Altria Group, Inc. may undertake in the future. In the opinion of management, however, compliance with environmental laws and regulations, including the payment of any remediation costs or damages and the making of related expenditures, has not had, and is not expected to have, a material adverse effect on Altria Group, Inc.'s consolidated results of operations, capital expenditures, financial position or cash flows.

Guarantees

In the ordinary course of business, certain subsidiaries of Altria Group, Inc. have agreed to indemnify a limited number of third parties in the event of future litigation. At December 31, 2011, subsidiaries of Altria Group, Inc. were also contingently liable for $29 million of guarantees related to their own performance, consisting primarily of surety bonds. These items have not had, and are not expected to have, a significant impact on Altria Group, Inc.'s liquidity.

Under the terms of a distribution agreement between Altria Group, Inc. and PMI, entered into as a result of Altria Group, Inc.'s 2008 spin-off of its former subsidiary PMI, liabilities concerning tobacco products will be allocated based in substantial part on the manufacturer. PMI will indemnify Altria Group, Inc. and PM USA for liabilities related to tobacco products manufactured by PMI or contract manufactured for PMI by PM USA, and PM USA will indemnify PMI for liabilities related to tobacco products manufactured by PM USA, excluding tobacco products contract manufactured for PMI. Altria Group, Inc. does not have a related liability recorded on its consolidated balance sheet at December 31, 2011 as the fair value of this indemnification is insignificant.

As more fully discussed in Note 20. Condensed Consolidating Financial Information, PM USA has issued guarantees relating to Altria Group, Inc.'s obligations under its outstanding debt securities, borrowings under its Credit Agreement and amounts outstanding under its commercial paper program.

Redeemable Noncontrolling Interest

In September 2007, Ste. Michelle completed the acquisition of Stag's Leap Wine Cellars through one of its consolidated subsidiaries, Michelle-Antinori, LLC ("Michelle-Antinori"), in which Ste. Michelle holds an 85% ownership interest with a 15% noncontrolling interest held by Antinori California ("Antinori"). In connection with the acquisition of Stag's Leap Wine Cellars, Ste. Michelle entered into a put arrangement with Antinori. The put arrangement, as later amended, provides Antinori with the right to require Ste. Michelle to purchase its 15% ownership interest in Michelle-Antinori at a price equal to Antinori's initial investment of $27 million. The put arrangement became exercisable on September 11, 2010 and has no expiration date. As of December 31, 2011, the redemption value of the put arrangement did not exceed the noncontrolling interest balance. Therefore, no adjustment to the value of the redeemable noncontrolling interest was recognized in the consolidated balance sheet for the put arrangement.

The noncontrolling interest put arrangement is accounted for as mandatorily redeemable securities because redemption is outside of the control of Ste. Michelle. As such, the redeemable noncontrolling interest is reported in the mezzanine equity section in the consolidated balance sheets at December 31, 2011 and 2010.

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

Note 20. Condensed Consolidating Financial Information:

PM USA, which is a wholly-owned subsidiary of Altria Group, Inc., has issued guarantees relating to Altria Group, Inc.'s obligations under its outstanding debt securities, borrowings under its Credit Agreement and amounts outstanding under its commercial paper program (the "Guarantees"). Pursuant to the Guarantees, PM USA fully and unconditionally guarantees, as primary obligor, the payment and performance of Altria Group, Inc.'s obligations under the guaranteed debt instruments (the "Obligations"), subject to release under certain customary circumstances as noted below.

The Guarantees provide that PM USA guarantees the punctual payment when due, whether at stated maturity, by acceleration or otherwise, of the Obligations. The liability of PM USA under the Guarantees is absolute and unconditional irrespective of: any lack of validity, enforceability or genuineness of any provision of any agreement or instrument relating thereto; any change in the time, manner or place of payment of, or in any other term of, all or any of the Obligations, or any other amendment or waiver of or any consent to departure from any agreement or instrument relating thereto; any exchange, release or non-perfection of any collateral, or any release or amendment or waiver of or consent to departure from any other guarantee, for all or any of the Obligations; or any other circumstance that might otherwise constitute a defense available to, or a discharge of, Altria Group, Inc. or PM USA.

The obligations of PM USA under the Guarantees are limited to the maximum amount as will, after giving effect to such maximum amount and all other contingent and fixed liabilities of PM USA that are relevant under Bankruptcy Law, the Uniform Fraudulent Conveyance Act, the Uniform Fraudulent Transfer Act or any similar federal or state law to the extent applicable to the Guarantees, result in PM USA's obligations under the Guarantees not constituting a fraudulent transfer or conveyance. For this purpose, "Bankruptcy Law" means Title 11, U.S. Code, or any similar federal or state law for the relief of debtors.

PM USA will be unconditionally released and discharged from its obligations under each of the Guarantees upon the earliest to occur of:

•	the date, if any, on which PM USA consolidates with or merges into Altria Group, Inc. or any successor;

•	the date, if any, on which Altria Group, Inc. or any successor consolidates with or merges into PM USA;

•	the payment in full of the Obligations pertaining to such Guarantees; and

•	the rating of Altria Group, Inc.'s long-term senior unsecured debt by Standard & Poor's of A or higher.

At December 31, 2011, the respective principal wholly-owned subsidiaries of Altria Group, Inc. and PM USA were not limited by long-term debt or other agreements in their ability to pay cash dividends or make other distributions with respect to their common stock.

The following sets forth the condensed consolidating balance sheets as of December 31, 2011 and 2010, condensed consolidating statements of earnings for the years ended December 31, 2011, 2010 and 2009, and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009 for Altria Group, Inc., PM USA and Altria Group, Inc.'s other subsidiaries that are not guarantors of Altria Group, Inc.'s debt instruments (the "Non-Guarantor Subsidiaries"). The financial information is based on Altria Group, Inc.'s understanding of the SEC interpretation and application of Rule 3-10 of SEC Regulation S-X.

The financial information may not necessarily be indicative of results of operations or financial position had PM USA and the Non-Guarantor Subsidiaries operated as independent entities. Altria Group, Inc. and PM USA account for investments in their subsidiaries under the equity method of accounting.

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Assets
Consumer products
Cash and cash equivalents	$3,245	$—	$25	$—	$3,270
Receivables	174	16	78		268
Inventories:
Leaf tobacco		565	369		934
Other raw materials		128	42		170
Work in process		4	312		316
Finished product		126	233		359

		823	956		1,779
Due from Altria Group, Inc. and subsidiaries	403	3,007	1,765	(5,175)
Deferred income taxes	9	1,157	41		1,207
Other current assets	6	430	247	(76)	607

Total current assets	3,837	5,433	3,112	(5,251)	7,131
Property, plant and equipment, at cost	2	3,280	1,446		4,728
Less accumulated depreciation	2	2,005	505		2,512

		1,275	941		2,216
Goodwill			5,174		5,174
Other intangible assets, net		2	12,096		12,098
Investment in SABMiller	5,509				5,509
Investment in consolidated subsidiaries	7,009	342		(7,351)
Due from Altria Group, Inc. and subsidiaries	6,500			(6,500)
Other assets	941	586	111	(381)	1,257

Total consumer products assets	23,796	7,638	21,434	(19,483)	33,385
Financial services
Finance assets, net			3,559		3,559
Due from Altria Group, Inc. and subsidiaries			292	(292)
Other assets			18		18

Total financial services assets			3,869	(292)	3,577

Total Assets	$23,796	$7,638	$25,303	$(19,775)	$36,962

December 31, 2011	Altria Group, Inc.	PM USA	Non- Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Liabilities
Consumer products
Current portion of long-term debt	$—	$—	$600	$—	$600
Accounts payable	69	159	275		503
Accrued liabilities:
Marketing		390	40		430
Taxes, except income taxes		209	11		220
Employment costs	29	12	184		225
Settlement charges		3,508	5		3,513
Other	384	620	383	(76)	1,311
Dividends payable	841				841
Due to Altria Group, Inc. and subsidiaries	3,792	474	1,201	(5,467)

Total current liabilities	5,115	5,372	2,699	(5,543)	7,643
Long-term debt	12,790		299		13,089
Deferred income taxes	1,787		3,345	(381)	4,751
Accrued pension costs	236		1,426		1,662
Accrued postretirement health care costs		1,562	797		2,359
Due to Altria Group, Inc. and subsidiaries			6,500	(6,500)
Other liabilities	188	216	198		602

Total consumer products liabilities	20,116	7,150	15,264	(12,424)	30,106
Financial services
Deferred income taxes			2,811		2,811
Other liabilities			330		330

Total financial services liabilities			3,141		3,141

Total liabilities	20,116	7,150	18,405	(12,424)	33,247
Contingencies
Redeemable noncontrolling interest			32		32
Stockholders' Equity
Common stock	935		9	(9)	935
Additional paid-in capital	5,674	408	8,238	(8,646)	5,674
Earnings reinvested in the business	23,583	393	265	(658)	23,583
Accumulated other comprehensive losses	(1,887)	(313)	(1,649)	1,962	(1,887)
Cost of repurchased stock	(24,625)				(24,625)

Total stockholders' equity attributable to Altria Group, Inc.	3,680	488	6,863	(7,351)	3,680
Noncontrolling interests			3		3

Total stockholders' equity	3,680	488	6,866	(7,351)	3,683

Total Liabilities and
Stockholders' Equity	$23,796	$7,638	$25,303	$(19,775)	$36,962

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Assets
Consumer products
Cash and cash equivalents	$2,298	$—	$16	$—	$2,314
Receivables	1	9	75		85
Inventories:
Leaf tobacco		594	366		960
Other raw materials		121	39		160
Work in process			299		299
Finished product		145	239		384

		860	943		1,803
Due from Altria Group, Inc. and subsidiaries	429	2,902	1,556	(4,887)
Deferred income taxes	18	1,190		(43)	1,165
Other current assets	64	420	130		614

Total current assets	2,810	5,381	2,720	(4,930)	5,981
Property, plant and equipment, at cost	2	3,749	1,399		5,150
Less accumulated depreciation	2	2,343	425		2,770

		1,406	974		2,380
Goodwill			5,174		5,174
Other intangible assets, net		2	12,116		12,118
Investment in SABMiller	5,367				5,367
Investment in consolidated subsidiaries	7,561	325		(7,886)
Due from Altria Group, Inc. and subsidiaries	6,500			(6,500)
Other assets	1,511	680	98	(438)	1,851

Total consumer products assets	23,749	7,794	21,082	(19,754)	32,871
Financial services
Finance assets, net			4,502		4,502
Due from Altria Group, Inc. and subsidiaries			690	(690)
Other assets			29		29

Total financial services assets			5,221	(690)	4,531

Total Assets	$23,749	$7,794	$26,303	$(20,444)	$37,402

December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Liabilities
Consumer products
Accounts payable	$—	$215	$314	$—	$529
Accrued liabilities:
Marketing		347	100		447
Taxes, except income taxes		212	19		231
Employment costs	30	18	184		232
Settlement charges		3,531	4		3,535
Other	312	467	333	(43)	1,069
Dividends payable	797				797
Due to Altria Group, Inc. and subsidiaries	3,674	454	1,449	(5,577)

Total current liabilities	4,813	5,244	2,403	(5,620)	6,840
Long-term debt	11,295		899		12,194
Deferred income taxes	1,800		3,256	(438)	4,618
Accrued pension costs	204		987		1,191
Accrued postretirement health care costs		1,500	902		2,402
Due to Altria Group, Inc. and subsidiaries			6,500	(6,500)
Other liabilities	445	335	169		949

Total consumer products liabilities	18,557	7,079	15,116	(12,558)	28,194
Financial services
Deferred income taxes			3,880		3,880
Other liabilities			101		101

Total financial services liabilities			3,981		3,981

Total liabilities	18,557	7,079	19,097	(12,558)	32,175
Contingencies
Redeemable noncontrolling interest			32		32
Stockholders' Equity
Common stock	935		9	(9)	935
Additional paid-in capital	5,751	408	8,217	(8,625)	5,751
Earnings reinvested in the business	23,459	583	385	(968)	23,459
Accumulated other comprehensive losses	(1,484)	(276)	(1,440)	1,716	(1,484)
Cost of repurchased stock	(23,469)				(23,469)

Total stockholders' equity attributable to Altria Group, Inc.	5,192	715	7,171	(7,886)	5,192
Noncontrolling interests			3		3

Total stockholders' equity	5,192	715	7,174	(7,886)	5,195

Total Liabilities and Stockholders' Equity	$23,749	$7,794	$26,303	$(20,444)	$37,402

Condensed Consolidating Statements of Earnings

(in millions of dollars)

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,330	$2,496	$(26)	$23,800
Cost of sales		6,883	823	(26)	7,680
Excise taxes on products		6,846	335		7,181

Gross profit		7,601	1,338		8,939
Marketing, administration and research costs	186	2,164	293		2,643
Changes to Kraft and PMI tax-related receivables	(14)				(14)
Asset impairment and exit costs	8	200	14		222
Amortization of intangibles			20		20

Operating (expense) income	(180)	5,237	1,011		6,068
Interest and other debt expense, net	698	61	457		1,216
Earnings from equity investment in SABMiller	(730)				(730)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(148)	5,176	554		5,582
(Benefit) provision for income taxes	(199)	1,930	458		2,189
Equity earnings of subsidiaries	3,339	64		(3,403)

Net earnings	3,390	3,310	96	(3,403)	3,393
Net earnings attributable to noncontrolling interests			(3)		(3)

Net earnings attributable to Altria Group, Inc.	$3,390	$3,310	$93	$(3,403)	$3,390

Condensed Consolidating Statements of Earnings

(in millions of dollars)

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,580	$2,809	$(26)	$24,363
Cost of sales		6,990	740	(26)	7,704
Excise taxes on products		7,136	335		7,471

Gross profit		7,454	1,734		9,188
Marketing, administration and research costs	147	2,280	308		2,735
Changes to Kraft and PMI tax-related receivables	169				169
Asset impairment and exit costs		24	12		36
Amortization of intangibles			20		20

Operating (expense) income	(316)	5,150	1,394		6,228
Interest and other debt expense, net	549	2	582		1,133
Earnings from equity investment in SABMiller	(628)				(628)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(237)	5,148	812		5,723
(Benefit) provision for income taxes	(329)	1,864	281		1,816
Equity earnings of subsidiaries	3,813	46		(3,859)

Net earnings	3,905	3,330	531	(3,859)	3,907
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,905	$3,330	$529	$(3,859)	$3,905

Condensed Consolidating Statements of Earnings

(in millions of dollars)

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$20,922	$2,634	$—	$23,556
Cost of sales		7,332	658		7,990
Excise taxes on products		6,465	267		6,732

Gross profit		7,125	1,709		8,834
Marketing, administration and research costs	234	2,180	429		2,843
Changes to Kraft and PMI tax-related receivables	88				88
Asset impairment and exit costs		142	279		421
Amortization of intangibles		11	9		20

Operating (expense) income	(322)	4,792	992		5,462
Interest and other debt expense (income), net	579	(3)	609		1,185
Earnings from equity investment in SABMiller	(600)				(600)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(301)	4,795	383		4,877
(Benefit) provision for income taxes	(313)	1,882	100		1,669
Equity earnings of subsidiaries	3,194			(3,194)

Net earnings	3,206	2,913	283	(3,194)	3,208
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,206	$2,913	$281	$(3,194)	$3,206

Condensed Consolidating Statements of Cash Flows

(in millions of dollars)

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(151)	$3,562	$202	$—	$3,613

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(26)	(79)		(105)
Other		1	1		2
Financial services
Proceeds from finance assets			490		490

Net cash (used in) provided by investing activities		(25)	412		387

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,494				1,494
Repurchases of common stock	(1,327)				(1,327)
Dividends paid on common stock	(3,222)				(3,222)
Issuances of common stock	29				29
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	441	(28)	(413)
Financing fees and debt issuance costs	(24)				(24)
Cash dividends received from/(paid by)subsidiaries	3,666	(3,453)	(213)
Other	41	(56)	21		6

Net cash provided by (used in) financing activities	1,098	(3,537)	(605)		(3,044)

Cash and cash equivalents:
Increase	947	—	9	—	956
Balance at beginning of year	2,298		16		2,314

Balance at end of year	$3,245	$—	$25	$—	$3,270

Condensed Consolidating Statements of Cash Flows

(in millions of dollars)

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(712)	$2,993	$486	$—	$2,767

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(54)	(114)		(168)
Other		3	112		115
Financial services
Proceeds from finance assets			312		312

Net cash (used in) provided by investing activities		(51)	310		259

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,007				1,007
Long-term debt repaid	(775)				(775)
Dividends paid on common stock	(2,958)				(2,958)
Issuances of common stock	104				104
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	279	325	(604)
Financing fees and debt issuance costs	(6)				(6)
Cash dividends received from/(paid by)subsidiaries	3,438	(3,259)	(179)
Other	59	(8)	(6)		45

Net cash provided by (used in) financing activities	1,148	(2,942)	(789)		(2,583)

Cash and cash equivalents:
Increase	436	—	7	—	443
Balance at beginning of year	1,862		9		1,871

Balance at end of year	$2,298	$—	$16	$—	$2,314

Condensed Consolidating Statements of Cash Flows

(in millions of dollars)

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(10)	$3,496	$(43)	$—	$3,443

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(149)	(124)		(273)
Acquisition of UST, net of acquired cash			(10,244)		(10,244)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(6,000)		6,000
Other		(4)	(27)		(31)
Financial services
Investment in finance assets			(9)		(9)
Proceeds from finance assets			793		793

Net cash used in investing activities	(6,000)	(153)	(3,611)		(9,764)

Cash Provided by (Used in) Financing Activities
Consumer products
Net repayment of short-term borrowings			(205)		(205)
Long-term debt issued	4,221				4,221
Long-term debt repaid		(135)	(240)		(375)
Financial Services
Long-term debt repaid			(500)		(500)
Dividends paid on common stock	(2,693)				(2,693)
Issuances of common stock	89				89
Financing fees and debt issuance costs	(177)				(177)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(5,227)	423	4,804
Cash dividends received from/(paid by)subsidiaries	3,711	(3,575)	(136)
Other	38	(57)	(65)		(84)

Net cash (used in) provided by financing activities	(38)	(3,344)	3,658		276

Cash and cash equivalents:
(Decrease) increase	(6,048)	(1)	4	—	(6,045)
Balance at beginning of year	7,910	1	5		7,916

Balance at end of year	$1,862	$—	$9	$—	$1,871

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 21. Quarterly Financial Data (unaudited):

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$5,643	$5,920	$6,108	$6,129

Gross profit	$2,148	$1,972	$2,445	$2,374

Net earnings	$938	$444	$1,174	$837
Net earnings attributable to noncontrolling interests	(1)		(1)	(1)

Net earnings attributable to Altria Group, Inc.	$937	$444	$1,173	$836

Per share data:
Basic EPS attributable to Altria Group, Inc.	$0.45	$0.21	$0.57	$0.41

Diluted EPS attributable to Altria Group, Inc.	$0.45	$0.21	$0.57	$0.41

Dividends declared	$0.38	$0.38	$0.41	$0.41

Market price - high	$26.27	$28.13	$27.41	$30.40
- low	$23.34	$25.81	$23.20	$25.94

	2010 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$5,760	$6,274	$6,402	$5,927

Gross profit	$2,084	$2,374	$2,476	$2,254

Net earnings	$813	$1,043	$1,131	$920
Net earnings attributable to noncontrolling interests		(1)		(1)

Net earnings attributable to Altria Group, Inc.	$813	$1,042	$1,131	$919

Per share data:
Basic EPS attributable to Altria Group, Inc.	$0.39	$0.50	$0.54	$0.44

Diluted EPS attributable to Altria Group, Inc.	$0.39	$0.50	$0.54	$0.44

Dividends declared	$0.35	$0.35	$0.38	$0.38

Market price - high	$20.86	$21.91	$24.39	$26.22
- low	$19.14	$19.20	$19.89	$23.66

During 2011 and 2010, the following pre-tax charges or (gains) were included in net earnings attributable to Altria Group, Inc.:

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$2	$1	$—	$219
Implementation and integration costs		2	1	1
Tobacco and health judgments, including accrued interest		41		121
UST acquisition-related costs	4		1	1
PMCC (decrease) increase to allowance for losses			(35)	60
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge		490
SABMiller special items	(32)	57	11	46

	$(26)	$591	$(22)	$448

	2010 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$7	$21	$3	$5
Implementation and integration costs	33	29	24	9
Tobacco and health judgments, including accrued interest	3	16	2
UST acquisition-related costs	5	5	5	7
SABMiller special items	17	47	21	22

	$65	$118	$55	$43

As discussed in Note 15. Income Taxes, Altria Group, Inc. has recognized income tax benefits and charges in the consolidated statements of earnings during 2011 and 2010 as a result of various tax events.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010 and 2009

(in millions)

Col. A	Col. B	Col. C		Col. D	Col. E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
			(a)	(b)
2011:

CONSUMER PRODUCTS:
Allowance for discounts	$—	$602	$—	$602	$—
Allowance for returned goods	46	102	—	94	54

	$46	$704	$—	$696	$54

FINANCIAL SERVICES:
Allowances for losses	$202	$25	$—	$—	$227

2010:

CONSUMER PRODUCTS:
Allowance for discounts	$—	$606	$—	$606	$—
Allowance for doubtful accounts	3	—	—	3	—
Allowance for returned goods	47	86	—	87	46

	$50	$692	$—	$696	$46

FINANCIAL SERVICES:
Allowances for losses	$266	$—	$—	$64	$202

2009:

CONSUMER PRODUCTS:
Allowance for discounts	$—	$593	$—	$593	$—
Allowance for doubtful accounts	3	—	—	—	3
Allowance for returned goods	4	104	15	76	47

	$7	$697	$15	$669	$50

FINANCIAL SERVICES:
Allowances for losses	$304	$15	$—	$53	$266

Notes:

(a)	Related to the acquisition of UST LLC
(b)	Represents charges for which allowances were created

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Cash And Cash Equivalents

Cash and cash equivalents: Cash equivalents include demand deposits with banks and all highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Depreciation, Amortization, Impairment Testing And Asset Valuation

Depreciation, amortization, impairment testing and asset valuation: Property, plant and equipment are stated at historical costs and depreciated by the straight-line method over the estimated useful lives of the assets. Machinery and equipment are depreciated over periods up to 25 years, and buildings and building improvements over periods up to 50 years. Definite-lived intangible assets are amortized over their estimated useful lives up to 25 years.

Altria Group, Inc. reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be fully recoverable. Altria Group, Inc. performs undiscounted operating cash flow analyses to determine if an impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, Altria Group, Inc. groups assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Altria Group, Inc. conducts a required annual review of goodwill and indefinite-lived intangible assets for potential impairment, and more frequently if an event occurs or circumstances change that would require Altria Group, Inc. to perform an interim review. Goodwill impairment testing requires a comparison between the carrying value and fair value of each reporting unit. If the carrying value exceeds the fair value, goodwill is considered impaired. The amount of impairment loss is measured as the difference between the carrying value and implied fair value of goodwill, which is determined using discounted cash flows. Impairment testing for indefinite-lived intangible assets requires a comparison between the fair value and carrying value of the intangible asset. If the carrying value exceeds fair value, the intangible asset is considered impaired and is reduced to fair value. During 2011, 2010 and 2009, Altria Group, Inc. completed its annual review of goodwill and indefinite-lived intangible assets, and no impairment charges resulted from these reviews.

Environmental Costs

Environmental costs: Altria Group, Inc. is subject to laws and regulations relating to the protection of the environment. Altria Group, Inc. provides for expenses associated with environmental remediation obligations on an undiscounted basis when such amounts are probable and can be reasonably estimated. Such accruals are adjusted as new information develops or circumstances change.

Compliance with environmental laws and regulations, including the payment of any remediation and compliance costs or damages and the making of related expenditures, has not had, and is not expected to have, a material adverse effect on Altria Group, Inc.'s consolidated financial position, results of operations or cash flows (see Note 19. Contingencies – Environmental Regulation).

Fair Value Measurements

Fair value measurements: Altria Group, Inc. measures certain assets and liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Altria Group, Inc. uses a fair value hierarchy, which gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs used to measure fair value are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value of substantially all of Altria Group, Inc.'s pension assets is based on observable inputs, including readily available quoted market prices, which meet the definition of a Level 1 or Level 2 input. For the fair value disclosure of the pension plan assets, see Note 17. Benefit Plans.

Finance Leases

Finance leases: Income attributable to leveraged leases is initially recorded as unearned income and subsequently recognized as revenue over the terms of the respective leases at constant after-tax rates of return on the positive net investment balances. Investments in leveraged leases are stated net of related nonrecourse debt obligations.

Income attributable to direct finance leases is initially recorded as unearned income and subsequently recognized as revenue over the terms of the respective leases at constant pre-tax rates of return on the net investment balances.

Finance leases include unguaranteed residual values that represent PMCC's estimates at lease inception as to the fair values of assets under lease at the end of the non-cancelable lease terms. The estimated residual values are reviewed annually by PMCC's management. This review includes analysis of a number of factors, including activity in the relevant industry. If necessary, revisions are recorded to reduce the residual values. Such reviews resulted in a decrease of $11 million to PMCC's net revenues and results of operations in 2010. There were no adjustments in 2011 and 2009.

PMCC considers rents receivable past due when they are beyond the grace period of their contractual due date. PMCC stops recording income ("non-accrual status") on rents receivable when contractual payments become 90 days past due or earlier if management believes there is significant uncertainty of collectability of rent payments, and resumes recording income when collectability of rent payments is reasonably certain. Payments received on rents receivable that are on non-accrual status are used to reduce the rents receivable balance. Write-offs to the allowance for losses are recorded when amounts are deemed to be uncollectible.

Guarantees	Guarantees: Altria Group, Inc. recognizes a liability for the fair value of the obligation of qualifying guarantee activities. See Note 19. Contingencies for a further discussion of guarantees.
Income Taxes

Income taxes: Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Significant judgment is required in determining income tax provisions and in evaluating tax positions.

Altria Group, Inc. recognizes a benefit for uncertain tax positions when a tax position taken or expected to be taken in a tax return is more-likely-than-not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Altria Group, Inc. recognizes accrued interest and penalties associated with uncertain tax positions as part of the provision for income taxes on its consolidated statements of earnings.

Inventories

Inventories: Inventories are stated at the lower of cost or market. The last-in, first-out ("LIFO") method is used to cost substantially all tobacco inventories. The cost of the remaining inventories is determined using the first-in, first-out and average cost methods. It is a generally recognized industry practice to classify leaf tobacco and wine inventories as current assets although part of such inventory, because of the duration of the curing and aging process, ordinarily would not be utilized within one year.

Litigation Contingencies And Costs

Litigation contingencies and costs: Altria Group, Inc. and its subsidiaries record provisions in the consolidated financial statements for pending litigation when it is determined that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. Litigation defense costs are expensed as incurred and included in marketing, administration and research costs on the consolidated statements of earnings.

Marketing Costs

Marketing costs: The consumer products businesses promote their products with consumer engagement programs, consumer incentives and trade promotions. Such programs include, but are not limited to, discounts, coupons, rebates, in-store display incentives, event marketing and volume-based incentives. Consumer engagement programs are expensed as incurred. Consumer incentive and trade promotion activities are recorded as a reduction of revenues based on amounts estimated as being due to customers and consumers at the end of a period, based principally on historical utilization and redemption rates. For interim reporting purposes, consumer engagement programs and certain consumer incentive expenses are charged to operations as a percentage of sales, based on estimated sales and related expenses for the full year.

Revenue Recognition

Revenue recognition: The consumer products businesses recognize revenues, net of sales incentives and sales returns, and including shipping and handling charges billed to customers, upon shipment or delivery of goods when title and risk of loss pass to customers. Payments received in advance of revenue recognition are deferred and recorded in other accrued liabilities until revenue is recognized. Altria Group, Inc.'s consumer products businesses also include excise taxes billed to customers in net revenues. Shipping and handling costs are classified as part of cost of sales.

Stock-Based Compensation

Stock-based compensation: Altria Group, Inc. measures compensation cost for all stock-based awards at fair value on date of grant and recognizes compensation expense over the service periods for awards expected to vest. The fair value of restricted stock and deferred stock is determined based on the number of shares granted and the market value at date of grant.

New Accounting Standards

New accounting standards: In September 2011, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to simplify how entities test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The new guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. Altria Group, Inc. performed a quantitative impairment test for its 2011 annual review of goodwill under the existing guidance and will evaluate performing a qualitative assessment in 2012.

In June and December 2011, the FASB issued authoritative guidance that will eliminate the option of presenting components of other comprehensive earnings as part of the statement of stockholders' equity. The guidance will instead require the reporting of other comprehensive earnings in a single continuous statement of comprehensive earnings or in a separate statement immediately following the statement of earnings. The new guidance is effective for interim and annual reporting periods beginning after December 15, 2011; however, early adoption is permitted. Altria Group, Inc. intends to comply with the new reporting requirements beginning in the first quarter of 2012.

In May 2011, the FASB issued authoritative guidance relating to fair value measurement and disclosure requirements. The new guidance is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The adoption of this guidance will not have a significant impact on Altria Group, Inc.'s existing fair value measurements or disclosures.

Finance Assets, Net (Policy)	12 Months Ended
Dec. 31, 2011
Finance Assets, Net [Abstract]
Investments In Finance Leases

PMCC maintains an allowance for losses, which provides for estimated losses on its investments in finance leases. PMCC's portfolio consists of leveraged and direct finance leases to a diverse base of lessees participating in a wide variety of industries. Losses on such leases are recorded when probable and estimable. PMCC regularly performs a systematic assessment of each individual lease in its portfolio to determine potential credit or collection issues that might indicate impairment. Impairment takes into consideration both the probability of default and the likelihood of recovery if default were to occur. PMCC considers both quantitative and qualitative factors of each investment when performing its assessment of the allowance for losses.

Quantitative factors that indicate potential default are tied most directly to public debt ratings. PMCC monitors all publicly available information on its obligors, including financial statements and credit rating agency reports. Qualitative factors that indicate the likelihood of recovery if default were to occur include, but are not limited to, underlying collateral value, other forms of credit support, and legal/structural considerations impacting each lease. Using all available information, PMCC calculates potential losses for each lease in its portfolio based on its default and recovery assumption for each lease. The aggregate of these potential losses forms a range of potential losses which is used as a guideline to determine the adequacy of PMCC's allowance for losses.

Benefit Plans (Policy)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Methodology Of Determining Fair Value Of Pension Assets

Following is a description of the valuation methodologies used for investments measured at fair value, including the general classification of such investments pursuant to the fair value hierarchy.

Common/Collective Trusts: Common/collective trusts consist of pools of investments used by institutional investors to obtain exposure to equity and fixed income markets by investing in equity index funds which are intended to mirror indices such as Standard & Poor's 500 Index, Russell Small Cap Completeness Index, State Street Global Advisor's Fundamental Index, MSCI EAFE Index, MSCI Emerging Markets Index, and an actively managed long duration fixed income fund. They are valued on the basis of the relative interest of each participating investor in the fair value of the underlying assets of each of the respective common/collective trusts. The underlying assets are valued based on the net asset value ("NAV") as provided by the investment account manager and are classified in level 2 of the fair value hierarchy. These common/collective trusts have defined redemption terms which vary from two day prior notice to semi-monthly openings for redemption. There are no other restrictions on redemption at December 31, 2011.

U.S. and Foreign Government Securities: U.S. and Foreign Government securities consist of investments in Treasury Nominal Bonds and Inflation Protected Securities, investment grade municipal securities and unrated or non-investment grade municipal securities. Government securities, which are traded in a non-active over-the-counter market, are valued at a price which is based on a broker quote, and are classified in level 2 of the fair value hierarchy.

Corporate Debt Instruments: Corporate debt instruments are valued at a price which is based on a compilation of primarily observable market information or a broker quote in a non-active over-the-counter market, and are classified in level 2 of the fair value hierarchy.

Common Stocks: Common stocks are valued based on the price of the security as listed on an open active exchange on last trade date, and are classified in level 1 of the fair value hierarchy.

Registered Investment Companies: Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices and are classified in level 1 of the fair value hierarchy. Registered investment company funds which are designed specifically to meet Altria Group, Inc.'s pension plans investment strategies but are not traded on an active market are valued based on the NAV of the underlying securities as provided by the investment account manager on the last business day of the period and are classified in level 2 of the fair value hierarchy. The registered investment company funds measured at NAV have daily liquidity and are not subject to any redemption restrictions at December 31, 2011.

U.S. and Foreign Cash & Cash Equivalents: Cash and cash equivalents are valued at cost that approximates fair value, and are classified in level 1 of the fair value hierarchy. Cash collateral for forward contracts on U.S. Treasury notes, which approximates fair value, is classified in level 2 of the fair value hierarchy.

Asset Backed Securities: Asset backed securities are fixed income securities such as mortgage backed securities and auto loans that are collateralized by pools of underlying assets that are unable to be sold individually. They are valued at a price which is based on a compilation of primarily observable market information or a broker quote in a non-active, over-the-counter market, and are classified in level 2 of the fair value hierarchy.

Contingencies (Policy)	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies

Altria Group, Inc. and its subsidiaries record provisions in the consolidated financial statements for pending litigation when they determine that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. At the present time, while it is reasonably possible that an unfavorable outcome in a case may occur, except as discussed elsewhere in this Note 19. Contingencies: (i) management has concluded that it is not probable that a loss has been incurred in any of the pending tobacco-related cases; (ii) management is unable to estimate the possible loss or range of loss that could result from an unfavorable outcome in any of the pending tobacco-related cases; and (iii) accordingly, management has not provided any amounts in the consolidated financial statements for unfavorable outcomes, if any. Legal defense costs are expensed as incurred.

UST Acquisition (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011
UST Acquisition [Abstract]
Schedule Of Fair Value Of Identifiable Assets And Liabilities In UST Acquisition

(in millions)
Cash and cash equivalents	$163
Inventories	796
Property, plant and equipment	688
Other intangible assets:
Indefinite-lived trademarks	9,059
Definite-lived (20-year life)	60
Short-term borrowings	(205)
Current portion of long-term debt	(240)
Long-term debt	(900)
Deferred income taxes	(3,535)
Other assets and liabilities, net	(540)
Noncontrolling interests	(36)

Total identifiable net assets	5,310
Total purchase price	10,407

Goodwill	$5,097

Acquisition, Restructuring And Integration Costs

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$(4)	$6	$202
Integration costs	3	18	49
Inventory adjustments	6	22	36
Financing fees			91
Transaction costs			60

Total	$5	$46	$438

Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Schedule Of Goodwill And Intangible Assets By Segment

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Cigarettes	$—	$—	$250	$261
Smokeless products	5,023	5,023	8,841	8,843
Cigars	77	77	2,738	2,744
Wine	74	74	269	270

Total	$5,174	$5,174	$12,098	$12,118

Other Intangible Assets Disclosure

	December 31, 2011		December 31, 2010
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Indefinite-lived intangible assets	$11,701		$11,701
Definite-lived intangible assets	464	$67	464	$47

Total other intangible assets	$12,165	$67	$12,165	$47

Asset Impairment, Exit, Implementation And Integration Costs (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment, Exit, Implementation And Integration Costs [Abstract]
Pre-Tax Asset Impairment, Exit, Implementation And Integration Costs

	For the Year Ended December 31, 2011
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$178	$1	$-	$179
Smokeless products	32		3	35
Cigars	4			4
General corporate	8			8

Total	$222	$1	$3	$226

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$24	$75	$-	$99
Smokeless products	6		16	22
Cigars			2	2
Wine			2	2
General corporate	6			6

Total	$36	$75	$20	$131

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$115	$139	$-	$254
Smokeless products	193		43	236
Cigars			9	9
Wine	3		6	9
Financial services	19			19
General corporate	91			91

Total	$421	$139	$58	$618

Movement In The Severance Liability And Details Of Asset Impairment And Exit Costs

(in millions)	Severance	Other	Total
Severance liability balance, December 31, 2009	$228	$-	$228
Charges, net	(11)	47	36
Cash spent	(191)	(36)	(227)
Other		(11)	(11)

Severance liability balance, December 31, 2010	26	-	26
Charges, net	154	68	222
Cash spent	(24)	(20)	(44)
Other		(48)	(48)

Severance liability balance, December 31, 2011	$156	$-	$156

Schedule Of Restructuring And Related Costs

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Smokeless products	$6	$16	$22
Wine		2	2
General corporate	4		4

Total	$10	$18	$28

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Cigarettes	$18	$-	$18
Smokeless products	193	43	236
Wine	3	6	9
Financial services	4		4
General corporate	61		61

Total	$279	$49	$328

Pre-Tax Charges For Manufacturing Optimization Plan

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$3	$24	$97
Implementation costs		75	139

Total	$3	$99	$236

Investment In SABMiller (Tables)	12 Months Ended
Dec. 31, 2011
Investment In SABMiller [Abstract]
Equity Method Investments

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Equity earnings	$703	$578	$407
Gains resulting from issuances of common stock by SABMiller	27	50	193

	$730	$628	$600

Summary Of Balance Sheet Of SABMiller

	At December 31,
(in millions)	2011	2010
Current assets	$5,967	$4,518

Long-term assets	$46,438	$34,744

Current liabilities	$7,591	$6,625

Long-term liabilities	$22,521	$11,270

Non-controlling interests	$1,013	$766

Summary Of Income Statement Of SABMiller

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues	$20,780	$18,981	$17,020

Operating profit	$3,603	$2,821	$2,173

Net earnings	$2,596	$2,133	$1,473

Finance Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Finance Assets, Net [Abstract]
Schedule Of PMCC Leveraged Lease Charge

(in millions)	Net Revenues	Provision for Income Taxes	Total
Reduction to cumulative lease earnings	$490	$(175)	$315
Interest on tax underpayments		312	312

Total	$490	$137	$627

Summary Of Net Investments In Finance Leases

	Leveraged Leases		Direct Finance Leases		Total
(in millions)	2011	2010	2011	2010	2011	2010
Rents receivable, net	$3,926	$4,659	$162	$207	$4,088	$4,866
Unguaranteed residual values	1,306	1,327	86	87	1,392	1,414
Unearned income	(1,692)	(1,573)	(2)	(3)	(1,694)	(1,576)

Investments in finance leases	3,540	4,413	246	291	3,786	4,704
Deferred income taxes	(2,793)	(3,830)	(107)	(130)	(2,900)	(3,960)

Net investments in finance leases	$747	$583	$139	$161	$886	$744

Finance Assets, Net (Schedule Of Leveraged And Direct Finance Rents Receivable)

(in millions)	Leveraged Leases	Direct Finance Leases	Total
2012	$108	$45	$153
2013	158	45	203
2014	243	45	288
2015	335		335
2016	149		149
Thereafter	2,933	27	2,960

Total	$3,926	$162	$4,088

Schedule Of Allowance For Losses On Finance Assets

(in millions)	2011	2010	2009
Balance at beginning of year	$202	$266	$304
Increase to allowance	25		15
Amounts written-off		(64)	(53)

Balance at end of year	$227	$202	$266

Schedule Of Credit Quality Of Investments In Finance Leases

(in millions)	2011	2010
Credit Rating by Standard & Poor's/Moody's:
"AAA/Aaa" to "A-/A3"	$1,570	$2,343
"BBB+/Baa1" to "BBB-/Baa3"	1,080	1,148
"BB+/Ba1" and Lower	1,136	1,213

Total	$3,786	$4,704

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Components Of Long-Term Debt

(in millions)	2011	2010
Notes, 4.125% to 10.20% , interest payable semi-annually (average coupon interest rate 8.3%), due through 2039	$13,647	$12,152
Debenture, 7.75% due 2027, interest payable semi-annually	42	42

	13,689	12,194
Less current portion of long-term debt	600

	$13,089	$12,194

Aggregate Maturities Of Long-Term Debt

(in millions)	Altria Group, Inc.	UST	Total Long-Term Debt
2012		$600	$600
2013	$1,459		1,459
2014	525		525
2015	1,000		1,000
2018	3,100	300	3,400
2019	2,200		2,200
Thereafter	4,542		4,542

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Schedule Components Of Authorized Capital Stock

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, December 31, 2008	2,805,961,317	(744,589,733)	2,061,371,584
Exercise of stock options and issuance of other stock awards		14,657,060	14,657,060

Balances, December 31, 2009	2,805,961,317	(729,932,673)	2,076,028,644
Exercise of stock options and issuance of other stock awards		12,711,022	12,711,022

Balances, December 31, 2010	2,805,961,317	(717,221,651)	2,088,739,666
Exercise of stock options and issuance of other stock awards		5,004,502	5,004,502
Repurchases of common stock		(49,324,883)	(49,324,883)

Balances, December 31, 2011	2,805,961,317	(761,542,032)	2,044,419,285

Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Activity

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2010	2,675,593	$10.95
Options exercised	(2,637,038)	10.95
Options canceled	(33,965)	10.23

Balance/Exercisable at December 31, 2011	4,590	12.48	4 months	$79 thousand

Restricted And Deferred Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Activity

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at December 31, 2010	8,765,598	$19.72
Granted	2,216,160	24.34
Vested	(2,259,327)	22.41
Forfeited	(312,015)	20.84

Balance at December 31, 2011	8,410,416	20.17

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net earnings attributable to Altria Group, Inc.	$3,390	$3,905	$3,206
Less: Distributed and undistributed earnings attributable to unvested restricted and deferred shares	(13)	(15)	(11)

Earnings for basic and diluted EPS	$3,377	$3,890	$3,195

Weighted-average shares for basic EPS	2,064	2,077	2,066
Add: Incremental shares from stock options		2	5

Weighted-average shares for diluted EPS	2,064	2,079	2,071

Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Losses [Abstract]
Changes In Each Component Of Accumulated Other Comprehensive Losses

(in millions)	Currency Translation Adjustments	Changes in Net Loss and Prior Service Cost	Ownership Share of SABMiller's Other Comprehensive Earnings	Accumulated Other Comprehensive Losses
Balances, December 31, 2008	$—	$(2,221)	$40	$(2,181)
Period change, before income taxes	3	611	372	986
Deferred income taxes		(236)	(130)	(366)

Balances, December 31, 2009	3	(1,846)	282	(1,561)
Period change, before income taxes	1	58	63	122
Deferred income taxes		(23)	(22)	(45)

Balances, December 31, 2010	4	(1,811)	323	(1,484)
Period change, before income taxes	(2)	(415)	(231)	(648)
Deferred income taxes		164	81	245

Balances, December 31, 2011	$2	$(2,062)	$173	$(1,887)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Earnings Before Income Taxes And Provision For Income Taxes

(in millions)	2011	2010	2009
Earnings before income taxes:
United States	$5,568	$5,709	$4,868
Outside United States	14	14	9

Total	$5,582	$5,723	$4,877

Provision for income taxes:
Current:
Federal	$2,353	$1,430	$1,512
State and local	275	258	111
Outside United States	4	4	3

	2,632	1,692	1,626

Deferred:
Federal	(458)	120	(14)
State and local	15	4	57

	(443)	124	43

Total provision for income taxes	$2,189	$1,816	$1,669

Reconciliation Of Beginning And Ending Unrecognized Tax Benefits

(in millions)	2011	2010	2009
Balance at beginning of year	$399	$601	$669
Additions based on tax positions related to the current year	22	21	15
Additions for tax positions of prior years	71	30	34
Reductions for tax positions due to lapse of statutes of limitations	(39)	(58)	(22)
Reductions for tax positions of prior years	(67)	(164)	(87)
Settlements	(5)	(31)	(8)

Balance at end of year	$381	$399	$601

Schedule Of Unrecognized Tax Benefits And Consolidated Liability For Tax Contingencies

(in millions)	2011	2010
Unrecognized tax benefits - Altria Group, Inc.	$191	$220
Unrecognized tax benefits - Kraft	112	101
Unrecognized tax benefits - PMI	78	78

Unrecognized tax benefits	381	399
Accrued interest and penalties	618	261
Tax credits and other indirect benefits	(211)	(85)

Liability for tax contingencies	$788	$575

Reconciliation Of Effective Tax Rate And U.S. Federal Statutory Rate

	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
State and local income taxes, net of federal tax benefit	3.8	3.7	2.4
Uncertain tax positions	5.5	(2.3)	(0.6)
SABMiller dividend benefit	(2.0)	(2.3)	(2.4)
Domestic manufacturing deduction	(2.4)	(2.4)	(1.5)
Other	(0.7)		1.3

Effective tax rate	39.2%	31.7%	34.2%

Schedule Of Deferred Income Tax Assets And Liabilities

(in millions)	2011	2010
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$1,087	$1,045
Settlement charges	1,382	1,393
Accrued pension costs	458	395
Net operating losses and tax credit carryforwards	96	87

Total deferred income tax assets	3,023	2,920

Deferred income tax liabilities:
Property, plant and equipment	(511)	(425)
Intangible assets	(3,721)	(3,655)
Investment in SABMiller	(1,803)	(1,758)
Other	(251)	(296)

Total deferred income tax liabilities	(6,286)	(6,134)

Valuation allowances	(82)	(39)

Net deferred income tax liabilities	$(3,345)	$(3,253)

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Data Schedule

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues:
Cigarettes	$21,403	$21,631	$20,919
Smokeless products	1,627	1,552	1,366
Cigars	567	560	520
Wine	516	459	403
Financial services	(313)	161	348

Net revenues	$23,800	$24,363	$23,556

Earnings before income taxes:
Operating companies income (loss):
Cigarettes	$5,574	$5,451	$5,055
Smokeless products	859	803	381
Cigars	163	167	176
Wine	91	61	43
Financial services	(349)	157	270
Amortization of intangibles	(20)	(20)	(20)
General corporate expenses	(256)	(216)	(204)
Changes to Kraft and PMI tax-related receivables	14	(169)	(88)
UST acquisition-related transaction costs			(60)
Corporate asset impairment and exit costs	(8)	(6)	(91)

Operating income	6,068	6,228	5,462
Interest and other debt expense, net	(1,216)	(1,133)	(1,185)
Earnings from equity investment in SABMiller	730	628	600

Earnings before income taxes	$5,582	$5,723	$4,877

Schedule Of Depreciation Expense And Capital Expenditures Of Segments

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Depreciation expense:
Cigarettes	$142	$164	$168
Smokeless products	31	32	41
Cigars	3	3	2
Wine	25	23	22
Corporate	32	34	38

Total depreciation expense	$233	$256	$271

Capital expenditures:
Cigarettes	$26	$54	$147
Smokeless products	24	19	18
Cigars	20	16	4
Wine	25	22	24
Corporate	10	57	80

Total capital expenditures	$105	$168	$273

Benefit Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Projected Benefit Obligations, Plan Assets And Funded Status Of Pension Plans

(in millions)	2011	2010
Projected benefit obligation at beginning of year	$6,439	$6,075
Service cost	74	80
Interest cost	351	356
Benefits paid	(371)	(375)
Actuarial losses	460	287
Termination	39
Curtailment	(22)
Other	(5)	16

Projected benefit obligation at end of year	6,965	6,439

Fair value of plan assets at beginning of year	5,218	4,870
Actual return on plan assets	188	667
Employer contributions	240	30
Funding of UST plans		26
Benefits paid	(371)	(375)

Fair value of plan assets at end of year	5,275	5,218

Net pension liability recognized at December 31	$(1,690)	$(1,221)

Net Pension Liability Recognized In Consolidated Balance Sheets

(in millions)	2011	2010
Other accrued liabilities	$(28)	$(30)
Accrued pension costs	(1,662)	(1,191)

	$(1,690)	$(1,221)

Weighted-Average Assumptions Used To Determine Benefit Obligations

	2011	2010
Discount rate	5.0%	5.5%
Rate of compensation increase	4.0	4.0

Schedule Of Components Of Net Periodic Pension Cost

(in millions)	2011	2010	2009
Service cost	$74	$80	$96
Interest cost	351	356	349
Expected return on plan assets	(422)	(421)	(429)
Amortization:
Net loss	171	126	119
Prior service cost	14	13	12
Termination, settlement and curtailment	41		12

Net periodic pension cost	$229	$154	$159

Termination, Settlement And Curtailment Changes For Pension Plans

(in millions)	2011	2009
Benefit obligation	$39	$9
Other comprehensive earnings/losses:
Net losses		3
Prior service cost	2

	$41	$12

Weighted-Average Assumptions Used To Determine Net Pension Cost

	2011	2010	2009
Discount rate	5.5%	5.9%	6.1%
Expected rate of return on plan assets	8.0	8.0	8.0
Rate of compensation increase	4.0	4.5	4.5

Fair Values Of Pension Plan Assets

Investments at Fair value as of December 31, 2011

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,482	$—	$1,482
U.S. small cap		441		441
International developed markets		152		152
International emerging markets		100		100
Long duration fixed income		585		585
U.S. and foreign government securities or their agencies:
U.S. government and agencies		510		510
U.S. municipal bonds		44		44
Foreign government and agencies		204		204
Corporate debt instruments:
Above investment grade		618		618
Below investment grade and no rating		255		255
Common stock:
International equities	550			550
U.S. equities	21			21
Registered investment companies	124	63		187
U.S. and foreign cash and cash equivalents	42	4		46
Asset backed securities		49		49
Other, net	16	2	13	31

Total investments at fair value, net	$753	$4,509	$13	$5,275

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,431	$—	$1,431
U.S. small cap		533		533
International developed markets		177		177
International emerging markets		123		123
Long duration fixed income		479		479
Other		125		125
U.S. and foreign government securities or their agencies:
U.S. government and agencies		440		440
U.S. municipal bonds		32		32
Foreign government and agencies		308		308
Corporate debt instruments:
Above investment grade		488		488
Below investment grade and no rating		178		178
Common stock:
International equities	542			542
U.S. equities	24			24
Registered investment companies	152	62		214
U.S. and foreign cash and cash equivalents	38	6		44
Asset backed securities		48		48
Other, net	8	11	13	32

Total investments at fair value, net	$764	$4,441	$13	$5,218

Estimated Future Benefit Payments From Pension Plans

(in millions)
2012	$386
2013	393
2014	416
2015	412
2016	418
2017 - 2021	2,191

Postretirement Health Costs

(in millions)	2011	2010	2009
Service cost	$34	$29	$33
Interest cost	139	135	125
Amortization:
Net loss	39	32	36
Prior service credit	(21)	(21)	(9)
Termination and curtailment	(4)		40

Net postretirement health care costs	$187	$175	$225

Termination And Curtailment Costs Changes For Postretirement Health Care Plans

(in millions)	2011	2009
Accrued postretirement health care costs	$11	$40
Other comprehensive earnings/losses:
Prior service credit	(15)

	$(4)	$40

Weighted-Average Assumptions To Determine Net Postretirement Cost

	2011	2010	2009
Discount rate	5.5%	5.8%	6.1%
Health care cost trend rate	8.0	7.5	8.0

Changes In Accumulated Postretirement Benefit Obligation

(in millions)	2011	2010
Accrued postretirement health care costs at beginning of year	$2,548	$2,464
Service cost	34	29
Interest cost	139	135
Benefits paid	(136)	(118)
Plan amendments	(282)	(58)
Assumption changes		124
Actuarial losses/(gains)	191	(28)
Termination and curtailment	11

Accrued postretirement health care costs at end of year	$2,505	$2,548

Assumptions To Determine Postretirement Benefit Obligations

	2011	2010
Discount rate	4.9%	5.5%
Health care cost trend rate assumed for next year	8.0	8.0
Ultimate trend rate	5.0	5.0
Year that the rate reaches the ultimate trend rate	2018	2017

Effects Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	13.3%	(10.6)%

Effect on postretirement benefit obligation	7.9	(6.7)

Estimated Future Payments For Postretirement Health Care Plans

(in millions)
2012	$146
2013	158
2014	167
2015	173
2016	176
2017-2021	851

Net Postemployment Costs

(in millions)	2011	2010	2009
Service cost	$1	$1	$1
Interest cost	2	1	1
Amortization of net loss	16	12	11
Other	121	5	178

Net postemployment costs	$140	$19	$191

Changes In Benefit Obligations Of Postemployment Plans

(in millions)	2011	2010
Accrued postemployment costs at beginning of year	$151	$349
Service cost	1	1
Interest cost	2	1
Benefits paid	(48)	(218)
Actuarial losses and assumption changes	43	13
Other	121	5

Accrued postemployment costs at end of year	$270	$151

Amounts Recorded In Accumulated Other Comprehensive Losses

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,788)	$(796)	$(175)	$(3,759)
Prior service (cost) credit	(46)	425		379
Deferred income taxes	1,104	146	68	1,318

Amounts recorded in accumulated other comprehensive losses	$(1,730)	$(225)	$(107)	$(2,062)

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,287)	$(647)	$(151)	$(3,085)
Prior service (cost) credit	(62)	182		120
Deferred income taxes	914	180	60	1,154

Amounts recorded in accumulated other comprehensive losses	$(1,435)	$(285)	$(91)	$(1,811)

Movements In Other Comprehensive Earnings/Losses

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$171	$39	$16	$226
Prior service cost/credit	14	(21)		(7)
Deferred income taxes	(72)	(7)	(6)	(85)

	113	11	10	134

Other movements during the year:
Net losses	(672)	(188)	(40)	(900)
Prior service cost/credit	2	264		266
Deferred income taxes	262	(27)	14	249

	(408)	49	(26)	(385)

Total movements in other comprehensive earnings/losses	$(295)	$60	$(16)	$(251)

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$126	$32	$12	$170
Prior service cost/credit	13	(21)		(8)
Deferred income taxes	(55)	(4)	(4)	(63)

	84	7	8	99

Other movements during the year:
Net losses	(41)	(95)	(10)	(146)
Prior service cost/credit	(16)	58		42
Deferred income taxes	21	15	4	40

	(36)	(22)	(6)	(64)

Total movements in other comprehensive earnings/losses	$48	$(15)	$2	$35

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$119	$36	$11	$166
Prior service cost/credit	12	(9)		3
Other expense:
Net losses	3			3
Deferred income taxes	(52)	(10)	(4)	(66)

	82	17	7	106

Other movements during the year:
Net losses	413	(25)	(24)	364
Prior service cost/credit		75		75
Deferred income taxes	(161)	(19)	10	(170)

	252	31	(14)	269

Total movements in other comprehensive earnings/losses	$334	$48	$(7)	$375

Additional Information (Tables)	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Schedule Of Additional Information

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Research and development expense	$128	$144	$177

Advertising expense	$5	$5	$6

Interest and other debt expense, net:
Interest expense	$1,220	$1,136	$1,189
Interest income	(4)	(3)	(4)

	$1,216	$1,133	$1,185

Interest expense of financial services operations included in cost of sales	$—	$—	$20

Rent expense	$63	$58	$55

Schedule Of Rental Commitments And Sublease Income Under Non-Cancelable Operating Leases

(in millions)	Rental Commitments	Sublease Income
2012	$56	$2
2013	46	3
2014	37	3
2015	25	4
2016	21	4
Thereafter	110	29

	$295	$45

Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Schedule Of Pending Cases

Type of Case	Number of Cases Pending as of December 31, 2011	Number of Cases Pending as of December 31, 2010	Number of Cases Pending as of December 31, 2009
Individual Smoking and Health Cases (1)	82	92	89
Smoking and Health Class Actions and Aggregated Claims Litigation (2)	7	11	7
Health Care Cost Recovery Actions	1	4	3
"Lights/Ultra Lights" Class Actions	18	27	28
Tobacco Price Cases	1	1	2
(1)	Does not include 2,586 cases brought by flight attendants seeking compensatory damages for personal injuries allegedly caused by exposure to environmental tobacco smoke ("ETS"). The flight attendants allege that they are members of an ETS smoking and health class action, which was settled in 1997 (Broin). The terms of the court-approved settlement in that case allow class members to file individual lawsuits seeking compensatory damages, but prohibit them from seeking punitive damages. Certain Broin plaintiffs have filed a motion seeking approximately $50 million in sanctions for alleged interference by R.J. Reynolds Tobacco Company ("R.J. Reynolds") and PM USA with Lorillard, Inc.'s acceptance of offers of settlement in the Broin progeny cases. In May 2011, the trial court denied this motion. Plaintiffs have appealed.

Also, does not include approximately 6,561 individual smoking and health cases (3,301 state court cases and 3,260 federal court cases) brought by or on behalf of approximately 8,126 plaintiffs in Florida (4,867 state court plaintiffs and 3,259 federal court plaintiffs) following the decertification of the Engle case discussed below. It is possible that some of these cases are duplicates and that additional cases have been filed but not yet recorded on the courts' dockets.

(2)	Includes as one case the 613 civil actions (of which 352 are actions against PM USA) that are to be tried in a single proceeding in West Virginia (In re: Tobacco Litigation). The West Virginia Supreme Court of Appeals has ruled that the United States Constitution does not preclude a trial in two phases in this case. Under the current trial plan, issues related to defendants' conduct and plaintiffs' entitlement to punitive damages would be determined in the first phase. The second phase would consist of individual trials to determine liability, if any, as well as compensatory and punitive damages, if any. Trial in the case began in October 2011, but ended in a mistrial on November 8, 2011. The court has not yet scheduled a new trial.

Approximate Maximum Principal Amounts Of PM USA's Share Of The Disputed NPM Adjustment For The Years 2003 Through 2010, As Currently Calculated By The MSA's Independent Auditor

Year for which NPM Adjustment calculated	2003	2004	2005	2006	2007	2008	2009	2010

Year in which deduction for NPM Adjustment may be taken	2006	2007	2008	2009	2010	2011	2012	2013

PM USA's Approximate Share of Disputed NPM Adjustment (in millions)	$337	$388	$181	$154	$207	$267	$211	$209

Condensed Consolidating Financial Information (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2011	Altria Group, Inc.	PM USA		Non-Guarantor Subsidiaries	Total Consolidating Adjustments		Consolidated
Assets
Consumer products
Cash and cash equivalents	$3,245	$		$25	$		$3,270
Receivables	174		16	78			268
Inventories:
Leaf tobacco			565	369			934
Other raw materials			128	42			170
Work in process			4	312			316
Finished product			126	233			359

			823	956			1,779
Due from Altria Group, Inc. and subsidiaries	403		3,007	1,765		(5,175)
Deferred income taxes	9		1,157	41			1,207
Other current assets	6		430	247		(76)	607

Total current assets	3,837		5,433	3,112		(5,251)	7,131
Property, plant and equipment, at cost	2		3,280	1,446			4,728
Less accumulated depreciation	2		2,005	505			2,512

			1,275	941			2,216
Goodwill				5,174			5,174
Other intangible assets, net			2	12,096			12,098
Investment in SABMiller	5,509						5,509
Investment in consolidated subsidiaries	7,009		342			(7,351)
Due from Altria Group, Inc. and subsidiaries	6,500					(6,500)
Other assets	941		586	111		(381)	1,257

Total consumer products assets	23,796		7,638	21,434		(19,483)	33,385
Financial services
Finance assets, net				3,559			3,559
Due from Altria Group, Inc. and subsidiaries				292		(292)
Other assets				18			18

Total financial services assets				3,869		(292)	3,577

Total Assets	$23,796		$7,638	$25,303		$(19,775)	$36,962

December 31, 2011	Altria Group, Inc.		PM USA		Non- Guarantor Subsidiaries	Total Consolidating Adjustments		Consolidated
Liabilities
Consumer products
Current portion of long-term debt	$		$		$600	$		$600
Accounts payable		69		159	275			503
Accrued liabilities:
Marketing				390	40			430
Taxes, except income taxes				209	11			220
Employment costs		29		12	184			225
Settlement charges				3,508	5			3,513
Other		384		620	383		(76)	1,311
Dividends payable		841						841
Due to Altria Group, Inc. and subsidiaries		3,792		474	1,201		(5,467)

Total current liabilities		5,115		5,372	2,699		(5,543)	7,643
Long-term debt		12,790			299			13,089
Deferred income taxes		1,787			3,345		(381)	4,751
Accrued pension costs		236			1,426			1,662
Accrued postretirement health care costs				1,562	797			2,359
Due to Altria Group, Inc. and subsidiaries					6,500		(6,500)
Other liabilities		188		216	198			602

Total consumer products liabilities		20,116		7,150	15,264		(12,424)	30,106
Financial services
Deferred income taxes					2,811			2,811
Other liabilities					330			330

Total financial services liabilities					3,141			3,141

Total liabilities		20,116		7,150	18,405		(12,424)	33,247
Contingencies
Redeemable noncontrolling interest					32			32
Stockholders' Equity
Common stock		935			9		(9)	935
Additional paid-in capital		5,674		408	8,238		(8,646)	5,674
Earnings reinvested in the business		23,583		393	265		(658)	23,583
Accumulated other comprehensive losses		(1,887)		(313)	(1,649)		1,962	(1,887)
Cost of repurchased stock		(24,625)						(24,625)

Total stockholders' equity attributable to Altria Group, Inc.		3,680		488	6,863		(7,351)	3,680
Noncontrolling interests					3			3

Total stockholders' equity		3,680		488	6,866		(7,351)	3,683

Total Liabilities and
Stockholders' Equity		$23,796		$7,638	$25,303		$(19,775)	$36,962

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2010	Altria Group, Inc.	PM USA	Non- Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Assets
Consumer products
Cash and cash equivalents	$2,298	$—	$16	$—	$2,314
Receivables	1	9	75		85
Inventories:
Leaf tobacco		594	366		960
Other raw materials		121	39		160
Work in process			299		299
Finished product		145	239		384

		860	943		1,803
Due from Altria Group, Inc. and subsidiaries	429	2,902	1,556	(4,887)
Deferred income taxes	18	1,190		(43)	1,165
Other current assets	64	420	130		614

Total current assets	2,810	5,381	2,720	(4,930)	5,981
Property, plant and equipment, at cost	2	3,749	1,399		5,150
Less accumulated depreciation	2	2,343	425		2,770

		1,406	974		2,380
Goodwill			5,174		5,174
Other intangible assets, net		2	12,116		12,118
Investment in SABMiller	5,367				5,367
Investment in consolidated subsidiaries	7,561	325		(7,886)
Due from Altria Group, Inc. and subsidiaries	6,500			(6,500)
Other assets	1,511	680	98	(438)	1,851

Total consumer products assets	23,749	7,794	21,082	(19,754)	32,871
Financial services
Finance assets, net			4,502		4,502
Due from Altria Group, Inc. and subsidiaries			690	(690)
Other assets			29		29

Total financial services assets			5,221	(690)	4,531

Total Assets	$23,749	$7,794	$26,303	$(20,444)	$37,402

Condensed Consolidating Balance Sheets (continued)

(in millions of dollars)

December 31, 2010	Altria Group, Inc.	PM USA	Non- Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Liabilities
Consumer products
Accounts payable	$—	$215	$314	$—	$529
Accrued liabilities:
Marketing		347	100		447
Taxes, except income taxes		212	19		231
Employment costs	30	18	184		232
Settlement charges		3,531	4		3,535
Other	312	467	333	(43)	1,069
Dividends payable	797				797
Due to Altria Group, Inc. and subsidiaries	3,674	454	1,449	(5,577)

Total current liabilities	4,813	5,244	2,403	(5,620)	6,840
Long-term debt	11,295		899		12,194
Deferred income taxes	1,800		3,256	(438)	4,618
Accrued pension costs	204		987		1,191
Accrued postretirement health care costs		1,500	902		2,402
Due to Altria Group, Inc. and subsidiaries			6,500	(6,500)
Other liabilities	445	335	169		949

Total consumer products liabilities	18,557	7,079	15,116	(12,558)	28,194
Financial services
Deferred income taxes			3,880		3,880
Other liabilities			101		101

Total financial services liabilities			3,981		3,981

Total liabilities	18,557	7,079	19,097	(12,558)	32,175
Contingencies
Redeemable noncontrolling interest			32		32
Stockholders' Equity
Common stock	935		9	(9)	935
Additional paid-in capital	5,751	408	8,217	(8,625)	5,751
Earnings reinvested in the business	23,459	583	385	(968)	23,459
Accumulated other comprehensive losses	(1,484)	(276)	(1,440)	1,716	(1,484)
Cost of repurchased stock	(23,469)				(23,469)

Total stockholders' equity attributable to Altria Group, Inc.	5,192	715	7,171	(7,886)	5,192
Noncontrolling interests			3		3

Total stockholders' equity	5,192	715	7,174	(7,886)	5,195

Total Liabilities and Stockholders' Equity	$23,749	$7,794	$26,303	$(20,444)	$37,402

Condensed Consolidating Statements Of Earnings

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,330	$2,496	$(26)	$23,800
Cost of sales		6,883	823	(26)	7,680
Excise taxes on products		6,846	335		7,181

Gross profit		7,601	1,338		8,939
Marketing, administration and research costs	186	2,164	293		2,643
Changes to Kraft and PMI tax-related receivables	(14)				(14)
Asset impairment and exit costs	8	200	14		222
Amortization of intangibles			20		20

Operating (expense) income	(180)	5,237	1,011		6,068
Interest and other debt expense, net	698	61	457		1,216
Earnings from equity investment in SABMiller	(730)				(730)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(148)	5,176	554		5,582
(Benefit) provision for income taxes	(199)	1,930	458		2,189
Equity earnings of subsidiaries	3,339	64		(3,403)

Net earnings	3,390	3,310	96	(3,403)	3,393
Net earnings attributable to noncontrolling interests			(3)		(3)

Net earnings attributable to Altria Group, Inc.	$3,390	$3,310	$93	$(3,403)	$3,390

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,580	$2,809	$(26)	$24,363
Cost of sales		6,990	740	(26)	7,704
Excise taxes on products		7,136	335		7,471

Gross profit		7,454	1,734		9,188
Marketing, administration and research costs	147	2,280	308		2,735
Changes to Kraft and PMI tax-related receivables	169				169
Asset impairment and exit costs		24	12		36
Amortization of intangibles			20		20

Operating (expense) income	(316)	5,150	1,394		6,228
Interest and other debt expense, net	549	2	582		1,133
Earnings from equity investment in SABMiller	(628)				(628)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(237)	5,148	812		5,723
(Benefit) provision for income taxes	(329)	1,864	281		1,816
Equity earnings of subsidiaries	3,813	46		(3,859)

Net earnings	3,905	3,330	531	(3,859)	3,907
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,905	$3,330	$529	$(3,859)	$3,905

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$20,922	$2,634	$—	$23,556
Cost of sales		7,332	658		7,990
Excise taxes on products		6,465	267		6,732

Gross profit		7,125	1,709		8,834
Marketing, administration and research costs	234	2,180	429		2,843
Changes to Kraft and PMI tax-related receivables	88				88
Asset impairment and exit costs		142	279		421
Amortization of intangibles		11	9		20

Operating (expense) income	(322)	4,792	992		5,462
Interest and other debt expense (income), net	579	(3)	609		1,185
Earnings from equity investment in SABMiller	(600)				(600)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(301)	4,795	383		4,877
(Benefit) provision for income taxes	(313)	1,882	100		1,669
Equity earnings of subsidiaries	3,194			(3,194)

Net earnings	3,206	2,913	283	(3,194)	3,208
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,206	$2,913	$281	$(3,194)	$3,206

Condensed Consolidating Statements Of Cash Flows

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(151)	$3,562	$202	$—	$3,613

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(26)	(79)		(105)
Other		1	1		2
Financial services
Proceeds from finance assets			490		490

Net cash (used in) provided by investing activities		(25)	412		387

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,494				1,494
Repurchases of common stock	(1,327)				(1,327)
Dividends paid on common stock	(3,222)				(3,222)
Issuances of common stock	29				29
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	441	(28)	(413)
Financing fees and debt issuance costs	(24)				(24)
Cash dividends received from/(paid by)subsidiaries	3,666	(3,453)	(213)
Other	41	(56)	21		6

Net cash provided by (used in) financing activities	1,098	(3,537)	(605)		(3,044)

Cash and cash equivalents:
Increase	947	—	9	—	956
Balance at beginning of year	2,298		16		2,314

Balance at end of year	$3,245	$—	$25	$—	$3,270

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(712)	$2,993	$486	$—	$2,767

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(54)	(114)		(168)
Other		3	112		115
Financial services
Proceeds from finance assets			312		312

Net cash (used in) provided by investing activities		(51)	310		259

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,007				1,007
Long-term debt repaid	(775)				(775)
Dividends paid on common stock	(2,958)				(2,958)
Issuances of common stock	104				104
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	279	325	(604)
Financing fees and debt issuance costs	(6)				(6)
Cash dividends received from/(paid by)subsidiaries	3,438	(3,259)	(179)
Other	59	(8)	(6)		45

Net cash provided by (used in) financing activities	1,148	(2,942)	(789)		(2,583)

Cash and cash equivalents:
Increase	436	—	7	—	443
Balance at beginning of year	1,862		9		1,871

Balance at end of year	$2,298	$—	$16	$—	$2,314

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(10)	$3,496	$(43)	$—	$3,443

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(149)	(124)		(273)
Acquisition of UST, net of acquired cash			(10,244)		(10,244)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(6,000)		6,000
Other		(4)	(27)		(31)
Financial services
Investment in finance assets			(9)		(9)
Proceeds from finance assets			793		793

Net cash used in investing activities	(6,000)	(153)	(3,611)		(9,764)

Cash Provided by (Used in) Financing Activities
Consumer products
Net repayment of short-term borrowings			(205)		(205)
Long-term debt issued	4,221				4,221
Long-term debt repaid		(135)	(240)		(375)
Financial Services
Long-term debt repaid			(500)		(500)
Dividends paid on common stock	(2,693)				(2,693)
Issuances of common stock	89				89
Financing fees and debt issuance costs	(177)				(177)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(5,227)	423	4,804
Cash dividends received from/(paid by)subsidiaries	3,711	(3,575)	(136)
Other	38	(57)	(65)		(84)

Net cash (used in) provided by financing activities	(38)	(3,344)	3,658		276

Cash and cash equivalents:
(Decrease) increase	(6,048)	(1)	4	—	(6,045)
Balance at beginning of year	7,910	1	5		7,916

Balance at end of year	$1,862	$—	$9	$—	$1,871

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$5,643	$5,920	$6,108	$6,129

Gross profit	$2,148	$1,972	$2,445	$2,374

Net earnings	$938	$444	$1,174	$837
Net earnings attributable to noncontrolling interests	(1)		(1)	(1)

Net earnings attributable to Altria Group, Inc.	$937	$444	$1,173	$836

Per share data:
Basic EPS attributable to Altria Group, Inc.	$0.45	$0.21	$0.57	$0.41

Diluted EPS attributable to Altria Group, Inc.	$0.45	$0.21	$0.57	$0.41

Dividends declared	$0.38	$0.38	$0.41	$0.41

Market price - high	$26.27	$28.13	$27.41	$30.40
- low	$23.34	$25.81	$23.20	$25.94

	2010 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$5,760	$6,274	$6,402	$5,927

Gross profit	$2,084	$2,374	$2,476	$2,254

Net earnings	$813	$1,043	$1,131	$920
Net earnings attributable to noncontrolling interests		(1)		(1)

Net earnings attributable to Altria Group, Inc.	$813	$1,042	$1,131	$919

Per share data:
Basic EPS attributable to Altria Group, Inc.	$0.39	$0.50	$0.54	$0.44

Diluted EPS attributable to Altria Group, Inc.	$0.39	$0.50	$0.54	$0.44

Dividends declared	$0.35	$0.35	$0.38	$0.38

Market price - high	$20.86	$21.91	$24.39	$26.22
- low	$19.14	$19.20	$19.89	$23.66

Schedule Of Pre-Tax Charges Or (Gains) Included In Net Earnings Attributable To Altria Group, Inc.

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$2	$1	$—	$219
Implementation and integration costs		2	1	1
Tobacco and health judgments, including accrued interest		41		121
UST acquisition-related costs	4		1	1
PMCC (decrease) increase to allowance for losses			(35)	60
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge		490
SABMiller special items	(32)	57	11	46

	$(26)	$591	$(22)	$448

	2010 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$7	$21	$3	$5
Implementation and integration costs	33	29	24	9
Tobacco and health judgments, including accrued interest	3	16	2
UST acquisition-related costs	5	5	5	7
SABMiller special items	17	47	21	22

	$65	$118	$55	$43

Background And Basis Of Presentation (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Aug. 31, 2011	Jun. 30, 2011	Oct. 31, 2011 Altria Group, Inc. October 2011 [Member]
Background And Basis Of Presentation [Line Items]
Equity method investment, ownership percentage		27.00%		27.00%
Increase in quarterly dividend					7.90%
Dividend per common share					$ 0.41	$ 0.38
Annualized dividend rate				$ 1.64
Common stock repurchase amount authorized							$ 1,000,000,000
Repurchase program expected completion date				December 31, 2012
Shares repurchased during period		11.7	37.6	49.3
Shares repurchased during period, value		327,000,000		1,300,000,000
Planned share repurchase program	$ 1,000,000,000
Average price of repurchased shares, per share		$ 27.84	$ 26.62	$ 26.91

Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years days	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Definite-lived intangible assets useful life maximum, years	25
Impairment charges of goodwill and indefinite-lived intangible assets	$ 0	$ 0	$ 0
Decrease in net revenues	$ 0	$ 11	$ 0
Number of days past due to reach non-accrual status	90
Uncertain tax position recognition threshold	the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.
Machinery And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Definite lived asset, useful life maximum, years	25
Buildings And Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Definite lived asset, useful life maximum, years	50

UST Acquisition (Narrative) (Details) (USD $)	12 Months Ended		40 Months Ended
	Dec. 31, 2011	Jan. 06, 2009	Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2009
UST Acquisition [Abstract]
Approximate transaction value		$ 11,700,000,000
Purchase price of acquisition		10,400,000,000		10,407,000,000
Debt assumed for acquisition		1,300,000,000
Acquisition-related costs		600,000,000
Cash outlay due to acquisition		11,000,000,000
Bridge Facility, amount borrowed		4,300,000,000			0
Available cash from issuance of senior unsecured long-term notes		6,700,000,000
Senior unsecured long-term notes					4,200,000,000
Anticipated annual synergies	300,000,000
Deductible goodwill for tax purposes	0		0
Deductible intangible assets for tax purposes	0		0
Acquisition, restructuring and integration charges to date			$ 547,000,000

UST Acquisition (Schedule Of Fair Value Of Identifiable Assets And Liabilities In UST Acquisition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Jan. 06, 2009
UST Acquisition [Abstract]
Cash and cash equivalents	$ 163
Inventories	796
Property, plant and equipment	688
Indefinite-lived trademarks	9,059
Definite-lived (20-year life)	60
Short-term borrowings	(205)
Current portion of long-term debt	(240)
Long-term debt	(900)
Deferred income taxes	(3,535)
Other assets and liabilities, net	(540)
Noncontrolling interests	(36)
Total identifiable net assets	5,310
Total purchase price	10,407	10,400
Goodwill	$ 5,097
Definite-lived intangible asset life, years	20

UST Acquisition (Acquisition, Restructuring And Integration Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
UST Acquisition [Abstract]
Asset impairment and exit costs	$ (4)	$ 6	$ 202
Integration costs	3	18	49
Inventory adjustments	6	22	36
Financing fees			91
Transaction costs			60
Total	$ 5	$ 46	$ 438

Goodwill And Other Intangible Assets, Net (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 06, 2009 UST [Member]	Dec. 31, 2007 Middleton [Member]	Dec. 31, 2011 Definite-Lived Intangible Assets [Member] years
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 11,701,000,000	$ 11,701,000,000		$ 9,100,000,000	$ 2,600,000,000
Definite-lived intangible assets amortization period, maximum, in years						25
Definite-lived intangible assets amortization expense	20,000,000	20,000,000	20,000,000
Estimated future amortization, year 1	20,000,000
Estimated future amortization, year 2	20,000,000
Estimated future amortization, year 3	20,000,000
Estimated future amortization, year 4	20,000,000
Estimated future amortization, year 5	20,000,000
Changes in goodwill	0	0
Changes in other intangible assets	$ 0	$ 0

Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill And Intangible Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 5,174	$ 5,174
Other Intangible Assets, net	12,098	12,118
Cigarettes [Member]
Goodwill [Line Items]
Goodwill
Other Intangible Assets, net	250	261
Smokeless Products [Member]
Goodwill [Line Items]
Goodwill	5,023	5,023
Other Intangible Assets, net	8,841	8,843
Cigars [Member]
Goodwill [Line Items]
Goodwill	77	77
Other Intangible Assets, net	2,738	2,744
Wine [Member]
Goodwill [Line Items]
Goodwill	74	74
Other Intangible Assets, net	$ 269	$ 270

Goodwill And Other Intangible Assets, Net (Other Intangible Assets Disclosure) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets, Net [Abstract]
Indefinite-lived intangible assets	$ 11,701	$ 11,701
Definite-lived intangible assets	464	464
Definite-lived intangible assets, Accumulated Amortization	67	47
Total other intangible assets	12,165	12,165
Total other intangible assets, Accumulated Amortization	$ 67	$ 47

Asset Impairment, Exit, Implementation And Integration Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						60 Months Ended	12 Months Ended						36 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Manufacturing Optimization Program [Member]	Dec. 31, 2010 Manufacturing Optimization Program [Member]	Dec. 31, 2009 Manufacturing Optimization Program [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member] Accelerated Depreciation [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member] Other Charges [Member]	Dec. 31, 2011 Manufacturing Optimization Program [Member] Employee Separation Costs [Member]	Dec. 31, 2011 Integration And Restructuring Program [Member]	Dec. 31, 2010 Integration And Restructuring Program [Member]	Dec. 31, 2009 Integration And Restructuring Program [Member]	Dec. 31, 2011 Integration And Restructuring Program [Member]	Dec. 31, 2011 2011 Cost Reduction Program [Member]	Dec. 31, 2011 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Cigarettes [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Smokeless Products [Member] Integration And Restructuring Program [Member]	Dec. 31, 2011 Smokeless Products [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Cigars [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 General Corporate [Member] 2011 Cost Reduction Program [Member]	Dec. 31, 2011 Previous Estimate [Member] 2011 Cost Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Charges, net												$ (13)
Lease exit cost																		(4)
Total pre-tax restructuring charges expected to be incurred																							300						375
Employee separation costs																							220
Other restructuring costs including lease termination and asset impairment																							80
Total pre-tax restructuring charges to be incurred								179	(188)	(22)
Pre-tax implementation costs																								1
Pre-tax asset impairment and exit costs	219	1	2	5	3	21	7	222	36	421													224
Payments for restructuring																						9
Asset impairment and exit costs																							223	175	(4)	36	4	8
Pre-tax integration costs																									3
Charges, inception to date																					481
Cash payments for restructuring and integration																		20	111	221
Cash payments since inception																					352
Total pre-tax charges expected to be incurred											800
Employee separation costs																	325
Accelerated depreciation															275
Other charges																200
Charges, inception-to-date														827
Cash payments for restructuring and implementation											16	128	210
Cash payments since inception														$ 450

Asset Impairment, Exit, Implementation And Integration Costs (Pre-Tax Asset Impairment, Exit, Implementation And Integration Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Integration Costs	$ 3	$ 18	$ 49
Pre-Integration And Pre-Restructuring Program [Member] | Cigarettes [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	178	24	115
Implementation Costs	1	75	139
Integration Costs
Total	179	99	254
Pre-Integration And Pre-Restructuring Program [Member] | Smokeless Products [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	32	6	193
Integration Costs	3	16	43
Total	35	22	236
Pre-Integration And Pre-Restructuring Program [Member] | Cigars [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	4
Integration Costs		2	9
Total	4	2	9
Pre-Integration And Pre-Restructuring Program [Member] | Wine [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs			3
Integration Costs		2	6
Total		2	9
Pre-Integration And Pre-Restructuring Program [Member] | Financial Services [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs			19
Total			19
Pre-Integration And Pre-Restructuring Program [Member] | General Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	8	6	91
Total	8	6	91
Pre-Integration And Pre-Restructuring Program [Member] | Total Products By Line [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	222	36	421
Implementation Costs	1	75	139
Integration Costs	3	20	58
Total	$ 226	$ 131	$ 618

Asset Impairment, Exit, Implementation And Integration Costs (Movement In The Severance Liability And Details Of Asset Impairment And Exit Costs) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Severance liability beginning balance	$ 26	$ 228
Charges, net	222	36
Cash spent	(44)	(227)
Other	(48)	(11)
Severance liability ending balance	156	26
Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance liability beginning balance	26	228
Charges, net	154	(11)
Cash spent	(24)	(191)
Severance liability ending balance	156	26
Other [Member]
Restructuring Cost and Reserve [Line Items]
Severance liability beginning balance
Charges, net	68	47
Cash spent	(20)	(36)
Other	(48)	(11)
Severance liability ending balance

Asset Impairment, Exit, Implementation And Integration Costs (Schedule Of Restructuring And Related Costs) (Details) (Integration And Restructuring Program [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cigarettes [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs		$ 18
Total		18
Smokeless Products [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	6	193
Integration Costs	16	43
Total	22
Total		236
Wine [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs		3
Integration Costs	2	6
Total	2
Total		9
Financial Services [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs		4
Total		4
General Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	4	61
Total	4
Total		61
Total Products By Line [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	10	279
Integration Costs	18	49
Total	28
Total		$ 328

Asset Impairment, Exit, Implementation And Integration Costs (Pre-Tax Charges For Manufacturing Optimization Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment, Exit, Implementation And Integration Costs [Abstract]
Asset impairment and exit costs	$ 3	$ 24	$ 97
Implementation costs		75	139
Total	$ 3	$ 99	$ 236

Inventories (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Inventories determined using LIFO method	70.00%	71.00%
Current cost of inventories over LIFO amounts	$ 0.6	$ 0.7

Investment In SABMiller (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Economic and voting interest	27.00%
Equity investment at carrying value	$ 5,509,000,000	$ 5,367,000,000
SABMiller [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment at fair value	15,200,000,000	15,100,000,000
Equity investment at carrying value	$ 5,500,000,000	$ 5,400,000,000

Investment In SABMiller (Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment In SABMiller [Abstract]
Equity earnings	$ 703	$ 578	$ 407
Gains resulting from issuances of common stock by SABMiller	27	50	193
Earnings from equity investment in SABMiller	$ 730	$ 628	$ 600

Investment In SABMiller (Summary Of Balance Sheet Of SABMiller) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment In SABMiller [Abstract]
Current assets	$ 5,967	$ 4,518
Long-term assets	46,438	34,744
Current liabilities	7,591	6,625
Long-term liabilities	22,521	11,270
Non-controlling interests	$ 1,013	$ 766

Investment In SABMiller (Summary Of Income Statement Of SABMiller) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment In SABMiller [Abstract]
Net revenues	$ 20,780	$ 18,981	$ 17,020
Operating profit	3,603	2,821	2,173
Net earnings	$ 2,596	$ 2,133	$ 1,473

Finance Assets, Net (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended			51 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2008	Mar. 31, 2010 General Motors Corporation [Member]	Dec. 31, 2010 General Motors Corporation [Member]	Dec. 31, 2009 General Motors Corporation [Member]	Dec. 31, 2011 General Motors Corporation [Member]	Jun. 30, 2009 General Motors Corporation [Member]	Jun. 30, 2011 Reduction To Cumulative Lease Earnings [Member]	Dec. 31, 2011 Reduction To Cumulative Lease Earnings [Member]	Jun. 30, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 Rail And Surface Transport [Member]	Dec. 31, 2011 Aircraft [Member]	Dec. 31, 2011 Electric Power [Member]	Dec. 31, 2011 Real Estate [Member]	Dec. 31, 2011 Manufacturing [Member]	Dec. 31, 2011 American Airlines [Member] Aircraft [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Proceeds from asset management activities				$ 490,000,000	$ 312,000,000	$ 793,000,000
Total gains included in operating companies income				107,000,000	72,000,000	257,000,000
Finance assets, net	3,559,000,000			3,559,000,000	4,502,000,000
Gross investment in finance leases	3,786,000,000			3,786,000,000	4,704,000,000					101,000,000		101,000,000	214,000,000
Investments in financial leases, allowance for losses	227,000,000			227,000,000	202,000,000	266,000,000		304,000,000
Leveraged lease charge			627,000,000	627,000,000			95,000,000							315,000,000	315,000,000	312,000,000	312,000,000
Reduction in cumulative lease earnings excluding penalties and interest			50.00%
Permanent charge for interest on tax underpayments			50.00%
Third-party nonrecourse debt	6,800,000,000			6,800,000,000	8,300,000,000
Lease with contingent rentals				0	0
Investment in finance leases, percentage																		26.00%	30.00%	25.00%	10.00%	9.00%
Investment outside United States, percentage	13.00%			13.00%	23.00%
Leveraged lease revenues				(314,000,000)	160,000,000	341,000,000
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge			490,000,000	490,000,000											490,000,000
Direct finance lease revenues				1,000,000	1,000,000	7,000,000
Income tax (benefit) expense on leveraged lease revenues				(112,000,000)	58,000,000	119,000,000
Number of leases																							28
Investment in finance leases																							140,000,000
Deferred taxes subject to acceleration in the event of foreslosure	22,000,000			22,000,000
Write-off against allowance for losses on investments in finance leases									64,000,000		49,000,000
Remaining financial lease investment											165,000,000
Deferred taxes										34,000,000
Financial services assets lease receivables (increase) decrease to allowance	$ (60,000,000)	$ 35,000,000		$ (25,000,000)		$ (15,000,000)

Finance Assets, Net (Schedule Of PMCC Leveraged Lease Charge) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	51 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge	$ 490	$ 490
Provision for Income Taxes		137
Total	627	627	95
Reduction To Cumulative Lease Earnings [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge		490
Provision for Income Taxes		(175)
Total	315	315
Interest On Tax Underpayments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Provision for Income Taxes		312
Total	$ 312	$ 312

Finance Assets, Net (Summary Of Net Investments In Finance Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finance Assets, Net [Abstract]
Rents receivable, net - Leveraged Leases	$ 3,926	$ 4,659
Unguaranteed residual values - Leveraged Leases	1,306	1,327
Unearned income - Leveraged Leases	(1,692)	(1,573)
Investments in finance leases - Leveraged Leases	3,540	4,413
Deferred income taxes - Leveraged Leases	(2,793)	(3,830)
Net investments in finance leases - Leveraged Leases	747	583
Rents receivable, net - Direct Finance Leases	162	207
Unguaranteed residual values - Direct Finance Leases	86	87
Unearned income - Direct Finance Leases	(2)	(3)
Investments in finance leases - Direct Finance Leases	246	291
Deferred income taxes - Direct Finance Leases	(107)	(130)
Net investments in finance leases - Direct Finance Leases	139	161
Rents receivable, net	4,088	4,866
Unguaranteed residual values	1,392	1,414
Unearned income	(1,694)	(1,576)
Investment in finance leases	3,786	4,704
Deferred income taxes	(2,900)	(3,960)
Net investments in finance leases	$ 886	$ 744

Finance Assets, Net (Finance Assets, net (Schedule Of Leveraged And Direct Finance Rents Receivable)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
2012	$ 153
2013	203
2014	288
2015	335
2016	149
Thereafter	2,960
Total	4,088	4,866
Total	3,926	4,659
Total	162	207
Leveraged Leases [Member]
Capital Leased Assets [Line Items]
2012	108
2013	158
2014	243
2015	335
2016	149
Thereafter	2,933
Total	3,926
Direct Finance Leases [Member]
Capital Leased Assets [Line Items]
2012	45
2013	45
2014	45
Thereafter	27
Total	$ 162

Finance Assets, Net (Schedule Of Allowance For Losses On Finance Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finance Assets, Net [Abstract]
Balance at beginning of year			$ 202	$ 266	$ 304
Increase to allowance	60	(35)	25		15
Amounts written-off				(64)	(53)
Balance at end of year	$ 227		$ 227	$ 202	$ 266

Finance Assets, Net (Schedule Of Credit Quality Of Investments In Finance Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	$ 3,786	$ 4,704
"AAA/Aaa" To "A-/A3" [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	1,570	2,343
"BBB+/Baa1" To "BBB-/Baa3" [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	1,080	1,148
"BB+/Ba1" And Lower [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total	$ 1,136	$ 1,213

Short-Term Borrowings And Borrowing Arrangements (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 5-Year Agreement [Member] years	Dec. 31, 2011 5-Year Agreement [Member]	Dec. 31, 2011 5-Year Agreement [Member] Minimum [Member]	Dec. 31, 2011 5-Year Agreement [Member] Maximum [Member]	Jun. 30, 2011 3-Year Agreement [Member] years	Jun. 30, 2011 364-Day [Member] days
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 0
Initiation date			June 30, 2011
Expiration date			June 30, 2016				November 20, 2012	November 16, 2011
Terms of senior unsecured revolving credit agreement			5				3	364
Aggregate principal borrowings available	3,000,000,000		3,000,000,000
Terminated revolving credit agreement							$ 2,400,000,000	$ 600,000,000
Marginal interest rate spread					0.75%	1.75%
Ratio of debt to consolidated EBITDA, maximum, numerator				3
Ratio of consolidated EBITDA to consolidated interest expense, minimum, numerator				4
Ratio of debt to consolidated EBITDA, numerator	1.9
Ratio of consolidated EBITDA to consolidated interest expense, numerator	6.4

Long-Term Debt (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2009	Jan. 06, 2009	Dec. 31, 2011 May 5, 2011 4.75% Notes Due 2021 [Member]	Dec. 31, 2011 Issued From 2008 To 2011 [Member]	Dec. 31, 2011 Issued From 2008 To 2009 [Member]	Dec. 31, 2011 Change Of Control And Loss Of Investment Grade Rating [Member]	Dec. 31, 2011 UST [Member]
Debt Instrument [Line Items]
Aggregate fair value of Altria's total debt	$ 17,700,000,000	$ 15,500,000,000
Carrying value of Altria's total debt	13,700,000,000	12,200,000,000
Aggregate principal amount					1,500,000,000	12,725,000,000	10,225,000,000
Stated interest rate					4.75%
Maturity date					May 5, 2021
Required purchase price as percentage of aggregate principal amount								101.00%	101.00%
Debt assumed for acquisition				1,300,000,000					900,000,000
Senior notes			$ 4,200,000,000						$ 300,000,000

Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt	$ 13,689	$ 12,194
Less current portion of long-term debt	600
Long-term debt excluding current portion	13,089	12,194
Notes, 4.125% to 10.20%, Due Through 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	13,647	12,152
Debt instrument, minimum interest rate percentage	4.13%
Debt instrument, maximum interest rate percentage	10.20%
Debt instrument, average interest rate percentage	8.30%
Debt instrument, maturity year	2039
Debt instrument, frequency of interest payment	semi-annually
Debenture, 7.75% Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 42	$ 42
Debt instrument, interest rate percentage	7.75%
Debt instrument, maturity year	2027
Debt instrument, frequency of interest payment	semi-annually

Long-Term Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 600
2013	1,459
2014	525
2015	1,000
2018	3,400
2019	2,200
Thereafter	4,542
Altria Group, Inc. [Member]
Debt Instrument [Line Items]
2013	1,459
2014	525
2015	1,000
2018	3,100
2019	2,200
Thereafter	4,542
UST [Member]
Debt Instrument [Line Items]
2012	600
2018	$ 300

Capital Stock (Narrative) (Details) (USD $)	Dec. 31, 2011
Class of Stock [Line Items]
Common stock, shares authorized	12,000,000,000
Shares of common stock reserved for stock options and other stock awards	48,822,217
Serial Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	1
Preferred stock, shares issued	0

Capital Stock (Schedule Components Of Authorized Capital Stock) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Stock [Abstract]
Beginning balance, Shares Issued	2,805,961,317	2,805,961,317	2,805,961,317
Beginning balance, Shares Repurchased	(717,221,651)	(729,932,673)	(744,589,733)
Beginning balance, Shares Outstanding	2,088,739,666	2,076,028,644	2,061,371,584
Exercise of stock options and issuance of other stock awards, Shares Repurchased	5,004,502	12,711,022	14,657,060
Exercise of stock options and issuance of other stock awards, Shares Outstanding	5,004,502	12,711,022	14,657,060
Repurchases of common stock, Shares Repurchased	(49,324,883)
Repurchases of common stock, Shares Outstanding	(49,324,883)
Ending balance, Shares Issued	2,805,961,317	2,805,961,317	2,805,961,317
Ending balance, Shares Repurchased	(761,542,032)	(717,221,651)	(729,932,673)
Ending balance, Shares Outstanding	2,044,419,285	2,088,739,666	2,076,028,644

Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted	48,822,217
Closing stock price	$ 29.65
Weighted-average grant date fair value, per share	$ 24.34
Total fair value, stock vested	$ 56	$ 33	$ 46
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted	47,880,823
2010 Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issuable under the stock compensation plan	50,000,000
Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted	658,731
Directors Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issuable under the stock compensation plan	1,000,000
Restricted And Deferred Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	37	110	87
Vesting period, in years	three
Pre-tax compensation expense	47	44	61
Deferred tax benefit	18	16	24
Unamortized compensation expense	67
Weighted-average period of recognition, in years	2
Weighted-average grant date fair value	$ 54	$ 53	$ 95
Weighted-average grant date fair value, per share	$ 24.34	$ 19.9	$ 16.71

Stock Plans (Schedule Of Restricted And Deferred Stock Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Balance at beginning of year, Number of Shares	8,765,598
Granted, Number of Shares	2,216,160
Vested, Number Of Shares	(2,259,327)
Forfeited, Number of Shares	(312,015)
Balance at end of year, Number of Shares	8,410,416
Balance at beginning of year, Weighted-Average Grant Date Fair Value Per Share	$ 19.72
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 24.34
Vested, Weighted-Average Grant Date Fair Value Per Share	$ 22.41
Forfeited, Weighted-Average Grant Date Fair Value Per Share	$ 20.84
Balance at end of year, Weighted-Average Grant Date Fair Value Per Share	$ 20.17

Stock Plans (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 months
Stock Plans [Abstract]
Balance at beginning of year, Shares Subject to Option	2,675,593
Options exercised, Shares Subject to Option	(2,637,038)
Options canceled, Shares Subject to Option	(33,965)
Balance/Exercisable at end of year, Shares Subject to Option	4,590
Balance at beginning of year, Weighted-Average Exercise Price	$ 10.95
Options exercised, Weighted-Average Exercise Price	$ 10.95
Options canceled, Weighted-Average Exercise Price	$ 10.23
Balance/Exercisable at end of year, Weighted-Average Exercise Price	$ 12.48
Balance at ending of year, Average Remaining Contractual Term, months	4
Balance at ending of year, Aggregate Intrinsic Value	$ 79

Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Antidilutive stock options	0	0	0.7

Earnings Per Share (Earnings Per Share) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net earnings attributable to Altria Group, Inc.	$ 836	$ 1,173	$ 444	$ 937	$ 919	$ 1,131	$ 1,042	$ 813	$ 3,390	$ 3,905	$ 3,206
Less: Distributed and undistributed earnings attributable to unvested restricted and deferred shares									(13)	(15)	(11)
Earnings for basic and diluted EPS									$ 3,377	$ 3,890	$ 3,195
Weighted-average shares for basic EPS									2,064	2,077	2,066
Add: Incremental shares from stock options										2	5
Weighted-average shares for diluted EPS									2,064	2,079	2,071

Accumulated Other Comprehensive Losses (Changes In Each Component Of Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at end of year	$ (1,887)	$ (1,484)
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	4	3
Period change, before income taxes	(2)	1	3
Balances at end of year	2	4	3
Changes In Net Loss And Prior Service Cost [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	(1,811)	(1,846)	(2,221)
Period change, before income taxes	(415)	58	611
Deferred income taxes	164	(23)	(236)
Balances at end of year	(2,062)	(1,811)	(1,846)
Ownership Share Of SABMiller's Other Comprehensive Earnings (Losses) [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	323	282	40
Period change, before income taxes	(231)	63	372
Deferred income taxes	81	(22)	(130)
Balances at end of year	173	323	282
Accumulated Other Comprehensive Losses [Member]
Accumulated Other Comprehensive Earnings Losses By Component [Line Items]
Balances at beginning of year	(1,484)	(1,561)	(2,181)
Period change, before income taxes	(648)	122	986
Deferred income taxes	245	(45)	(366)
Balances at end of year	$ (1,887)	$ (1,484)	$ (1,561)

Income Taxes (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended			51 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 Altria Group, Inc. [Member]	Dec. 31, 2010 Altria Group, Inc. [Member]	Dec. 31, 2009 Altria Group, Inc. [Member]	Dec. 31, 2011 Kraft [Member]	Sep. 30, 2009 Kraft [Member]	Dec. 31, 2011 Kraft [Member]	Dec. 31, 2010 Kraft [Member]	Dec. 31, 2011 Philip Morris International Inc. [Member]	Dec. 31, 2010 Philip Morris International Inc. [Member]	Dec. 31, 2011 Kraft And PMI [Member]	Dec. 31, 2010 Kraft And PMI [Member]	Dec. 31, 2009 Kraft And PMI [Member]	Jun. 30, 2010 Related To Altria Group, Inc. [Member]	Jun. 30, 2010 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2011 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2010 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2009 Related To Resolution Of Certain Kraft And PMI Tax Matters [Member]	Dec. 31, 2011 Reversal Of Tax Reserves And Associated Interest [Member]	Dec. 31, 2010 Following Resolution Of Several State Audits [Member]	Jun. 30, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 2007 And 2008 Spin-Offs [Member] Kraft [Member]	Dec. 31, 2011 2007 And 2008 Spin-Offs [Member] Philip Morris International Inc. [Member]	Jun. 30, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Mar. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 Minimum [Member] years	Dec. 31, 2011 Maximum [Member] years	Dec. 31, 2011 State [Member]	Dec. 31, 2011 Foreign [Member]
Income Taxes [Line Items]
Statutes of limitations period, in years																																		3	4
Unrecognized tax benefits if recognized would impact effective tax rate				$ 350,000,000	$ 360,000,000
Unrecognized tax benefits if recognized would affect deferred taxes				31,000,000	39,000,000
Impact on net earnings				160,000,000	181,000,000
Receivables from former subsidiaries														101,000,000		78,000,000													112,000,000	78,000,000
Pre-spin-off federal income tax reserves																													112,000,000	78,000,000
IRS payment related to LILO and SILO transactions recorded as other assets on Balance Sheet		945,000,000			945,000,000
Claim for refund of tax payment to IRS																																1,100,000,000	945,000,000
(Benefit) provision for income taxes				2,189,000,000	1,816,000,000	1,669,000,000		(199,000,000)	(329,000,000)	(313,000,000)	(12,000,000)	(88,000,000)	26,000,000							(47,000,000)	(169,000,000)	(12,000,000)	(169,000,000)	(88,000,000)	(77,000,000)	(64,000,000)
Impact on earnings																	0	0	0
Changes to Kraft and PMI tax-related receivables				(14,000,000)	169,000,000	88,000,000		(14,000,000)	169,000,000	88,000,000							(14,000,000)	169,000,000	88,000,000
Accrued interest and penalties				618,000,000	261,000,000						39,000,000		39,000,000	32,000,000	21,000,000	19,000,000
Interest (income) expense associated with uncertain tax position				496,000,000	(69,000,000)	3,000,000
Potential decrease in liability for uncertain tax positions				250,000,000
Charge primarily responsible for increase in income taxes rate	627,000,000			627,000,000			95,000,000																				312,000,000	312,000,000			627,000,000
Tax benefit related to settlement of income tax examination					216,000,000
Tax benefit related to closing agreement with IRS						88,000,000
Tax benefit from utilization of net operating losses			53,000,000
Financial services deferred income tax liabilities				2,811,000,000	3,880,000,000
Net operating losses carry forward				1,267,000,000
Tax credit carryforwards																																				$ 78,000,000	$ 31,000,000
Net operating losses carry forward, expiration				2012 through 2031
Tax credit carryforwards, expiration																																				2014 through 2017	2020 through 2021

Income Taxes (Schedule Of Earnings Before Income Taxes And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States	$ 5,568	$ 5,709	$ 4,868
Outside United States	14	14	9
Total	5,582	5,723	4,877
Federal - Current	2,353	1,430	1,512
State and local - Current	275	258	111
Outside United States - Current	4	4	3
Total current provision for income taxes	2,632	1,692	1,626
Federal - Deferred	(458)	120	(14)
State and local - Deferred	15	4	57
Total deferred provision for income taxes	(443)	124	43
Total provision for income taxes	$ 2,189	$ 1,816	$ 1,669

Income Taxes (Reconciliation Of Beginning And Ending Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at beginning of year	$ 399	$ 601	$ 669
Additions based on tax positions related to the current year	22	21	15
Additions for tax positions of prior years	71	30	34
Reductions for tax positions due to lapse of statutes of limitations	(39)	(58)	(22)
Reductions for tax positions of prior years	(67)	(164)	(87)
Settlements	(5)	(31)	(8)
Balance at end of year	$ 381	$ 399	$ 601

Income Taxes (Schedule Of Unrecognized Tax Benefits And Consolidated Liability For Tax Contingencies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 381	$ 399	$ 601	$ 669
Accrued interest and penalties	618	261
Tax credits and other indirect benefits	(211)	(85)
Liability for tax contingencies	788	575
Altria Group, Inc. [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	191	220
Kraft [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	112	101
Accrued interest and penalties	39	32
Philip Morris International Inc. [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	78	78
Accrued interest and penalties	$ 21	$ 19

Income Taxes (Reconciliation Of Effective Tax Rate And U.S. Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefit	3.80%	3.70%	2.40%
Uncertain tax positions	5.50%	(2.30%)	(0.60%)
SABMiller dividend benefit	(2.00%)	(2.30%)	(2.40%)
Domestic manufacturing deduction	(2.40%)	(2.40%)	(1.50%)
Other	(0.70%)		1.30%
Effective tax rate	39.20%	31.70%	34.20%

Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Total deferred income tax liabilities	$ (2,811)	$ (3,880)
Consumer Products [Member]
Income Taxes [Line Items]
Accrued postretirement and postemployment benefits	1,087	1,045
Settlement charges	1,382	1,393
Accrued pension costs	458	395
Net operating losses and tax credit carryforwards	96	87
Total deferred income tax assets	3,023	2,920
Property, plant and equipment	(511)	(425)
Intangible assets	(3,721)	(3,655)
Investment in SABMiller	(1,803)	(1,758)
Other	(251)	(296)
Total deferred income tax liabilities	(6,286)	(6,134)
Valuation allowances	(82)	(39)
Net deferred income tax liabilities	$ (3,345)	$ (3,253)

Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Contribution of net revenues by major customer, percentage				27.00%	27.00%	26.00%
Financial services assets lease receivables increase (decrease) to allowance	$ 60	$ (35)		$ 25		$ 15
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge			490	490
Pre-tax tobacco and health judgments					16
Philip Morris Capital Corporation [Member]
Segment Reporting Information [Line Items]
Financial services assets lease receivables increase (decrease) to allowance				25
Wine [Member]
Segment Reporting Information [Line Items]
Number of distributors comprising net revenue				3	3	3
Sales percentage of net revenue				66.00%	65.00%	64.00%
Cigarettes [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments					11
Smokeless Products [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments					5
Settlement [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments					5
Williams, Bullock And Scott [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments			$ 98

Segment Reporting (Segment Data Schedule) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenues								$ 23,800	$ 24,363	$ 23,556
Amortization of intangibles								(20)	(20)	(20)
General corporate expenses								(256)	(216)	(204)
Changes to Kraft and PMI tax-related receivables								14	(169)	(88)
UST acquisition-related transaction costs	(1)	(1)	(4)	(7)	(5)	(5)	(5)			(60)
Corporate asset impairment and exit costs								(8)	(6)	(91)
Operating income								6,068	6,228	5,462
Interest and other debt expense, net								(1,216)	(1,133)	(1,185)
Earnings from equity investment in SABMiller								730	628	600
Earnings before income taxes								5,582	5,723	4,877
Cigarettes [Member]
Segment Reporting Information [Line Items]
Net revenues								21,403	21,631	20,919
Operating companies income (loss)								5,574	5,451	5,055
Smokeless Products [Member]
Segment Reporting Information [Line Items]
Net revenues								1,627	1,552	1,366
Operating companies income (loss)								859	803	381
Cigars [Member]
Segment Reporting Information [Line Items]
Net revenues								567	560	520
Operating companies income (loss)								163	167	176
Wine [Member]
Segment Reporting Information [Line Items]
Net revenues								516	459	403
Operating companies income (loss)								91	61	43
Financial Services [Member]
Segment Reporting Information [Line Items]
Net revenues								(313)	161	348
Operating companies income (loss)								(349)	157	270
Kraft And PMI [Member]
Segment Reporting Information [Line Items]
Changes to Kraft and PMI tax-related receivables								$ 14	$ (169)	$ (88)

Segment Reporting (Schedule Of Depreciation Expense And Capital Expenditures Of Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation expense	$ 233	$ 256	$ 271
Capital expenditures	105	168	273
Cigarettes [Member]
Segment Reporting Information [Line Items]
Depreciation expense	142	164	168
Capital expenditures	26	54	147
Smokeless Products [Member]
Segment Reporting Information [Line Items]
Depreciation expense	31	32	41
Capital expenditures	24	19	18
Cigars [Member]
Segment Reporting Information [Line Items]
Depreciation expense	3	3	2
Capital expenditures	20	16	4
Wine [Member]
Segment Reporting Information [Line Items]
Depreciation expense	25	23	22
Capital expenditures	25	22	24
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense	32	34	38
Capital expenditures	$ 10	$ 57	$ 80

Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 03, 2012 Pension [Member]	Dec. 31, 2011 Pension [Member]	Dec. 31, 2010 Pension [Member]	Dec. 31, 2011 Post-Retirement [Member]	Dec. 31, 2011 Post-Employment [Member]	Dec. 31, 2010 Post-Employment [Member]	Dec. 31, 2011 Emerging Markets [Member] Equity Securities [Member]	Dec. 31, 2011 Fixed Income [Member] Below Investment Grade And No Rating [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation					$ 6,600,000,000	$ 6,100,000,000
Estimated net loss expected to be amortized from accumulated other comprehensive losses					224,000,000		49,000,000	18,000,000
Estimated prior service cost expected to be amortized from accumulated other comprehensive losses					10,000,000		(47,000,000)
Amounts charged to expense for defined contribution plans	106,000,000	108,000,000	106,000,000
Plan assets, target allocation percentage of equity securities	55.00%
Plan assets, target allocation percentage of fixed income investments	45.00%
Composition of plan assets, equity securities	53.00%									4.00%
Composition of plan assets, fixed income holdings	23.00%										10.00%
Composition of plan assets, U.S. Treasury and Foreign Government securities	17.00%
Composition of plan assets, other types of investments	7.00%
Composition of total plan assets										2.00%	5.00%
Employer contributions				500,000,000
Minimum expected additional employer contributions in next fiscal year					25,000,000
Maximum expected additional employer contributions in next fiscal year					50,000,000
Current portion of postretirement health care costs accrued and recognized in other accrued liabilities	$ 146,000,000	$ 146,000,000
Weighted-average discount rate used to determine accrued postemployment costs								2.80%	3.80%
Weighted-average ultimate annual turnover rate								1.00%	0.50%
Rate of assumed compensation cost increase								4.00%	4.00%

Benefit Plans (Projected Benefit Obligations, Plan Assets And Funded Status Of Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 03, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year		$ 5,275	$ 5,218
Net pension liability recognized at December 31		(1,690)	(1,221)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	500
Service cost		74	80	96
Interest cost		351	356	349
Net pension liability recognized at December 31		(1,690)	(1,221)
Defined Benefit Obligation [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		6,439	6,075
Service cost		74	80
Interest cost		351	356
Benefits paid		(371)	(375)
Actuarial losses		460	287
Termination		39
Curtailment		(22)
Other		(5)	16
Benefit obligation at end of year		6,965	6,439
Defined Benefit Plan Assets [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		5,218	4,870
Actual return on plan assets		188	667
Employer contributions		240	30
Funding of UST plans			26
Benefits paid		(371)	(375)
Fair value of plan assets at end of year		$ 5,275	$ 5,218

Benefit Plans (Net Pension Liability Recognized In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accrued pension costs	$ (1,662)	$ (1,191)
Net pension liability recognized at December 31	(1,690)	(1,221)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other accrued liabilities	(28)	(30)
Accrued pension costs	(1,662)	(1,191)
Net pension liability recognized at December 31	$ (1,690)	$ (1,221)

Benefit Plans (Weighted-Average Assumptions Used To Determine Benefit Obligations) (Details) (Pension [Member])	Dec. 31, 2011	Dec. 31, 2010
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.50%
Rate of compensation increase	4.00%	4.00%

Benefit Plans (Schedule Of Components Of Net Periodic Pension Cost) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 74	$ 80	$ 96
Interest cost	351	356	349
Expected return on plan assets	(422)	(421)	(429)
Net loss	171	126	119
Prior service cost	14	13	12
Termination, settlement and curtailment	41		12
Net periodic pension cost	$ 229	$ 154	$ 159

Benefit Plans (Termination, Settlement And Curtailment Changes For Pension Plans) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment	$ 41	$ 12
Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment	39	9
Net Losses [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment		3
Prior Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination, settlement and curtailment	$ 2

Benefit Plans (Weighted-Average Assumptions Used To Determine Net Pension Cost) (Details) (Pension [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.90%	6.10%
Expected rate of return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.00%	4.50%	4.50%

Benefit Plans (Fair Values Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 5,275	$ 5,218
Registered Investment Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	187	214
U.S. And Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	46	44
Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	49	48
Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	31	32
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	753	764
Fair Value, Inputs, Level 1 [Member] | Registered Investment Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	124	152
Fair Value, Inputs, Level 1 [Member] | U.S. And Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	42	38
Fair Value, Inputs, Level 1 [Member] | Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	16	8
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	4,509	4,441
Fair Value, Inputs, Level 2 [Member] | Registered Investment Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	63	62
Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	4	6
Fair Value, Inputs, Level 2 [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	49	48
Fair Value, Inputs, Level 2 [Member] | Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	2	11
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	13	13
Fair Value, Inputs, Level 3 [Member] | Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	13	13
U.S. Large Cap [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	1,482	1,431
U.S. Large Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	1,482	1,431
U.S. Small Cap [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	441	533
U.S. Small Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	441	533
International Developed Markets [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	152	177
International Developed Markets [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	152	177
International Emerging Markets [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	100	123
International Emerging Markets [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	100	123
Long Duration Fixed Income [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	585	479
Long Duration Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	585	479
Other [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value		125
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value		125
U.S. Government And Agencies [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	510	440
U.S. Government And Agencies [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	510	440
U.S. Municipal Bonds [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	44	32
U.S. Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	44	32
Foreign Government And Agencies [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	204	308
Foreign Government And Agencies [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	204	308
Above Investment Grade [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	618	488
Above Investment Grade [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	618	488
Below Investment Grade And No Rating [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	255	178
Below Investment Grade And No Rating [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	255	178
International Equities [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	550	542
International Equities [Member] | Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	550	542
U.S. Equities [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	21	24
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 21	$ 24

Benefit Plans (Estimated Future Benefit Payments From Pension Plans) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 386
2013	393
2014	416
2015	412
2016	418
2017-2021	$ 2,191

Benefit Plans (Postretirement Health Costs) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 34	$ 29	$ 33
Interest cost	139	135	125
Net loss	39	32	36
Prior service cost	(21)	(21)	(9)
Termination and curtailment	(4)		40
Net postretirement health care costs	$ 187	$ 175	$ 225

Benefit Plans (Termination And Curtailment Costs Changes For Postretirement Health Care Plans) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Termination and curtailment	$ (4)	$ 40
Accrued Postretirement Health Care Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination and curtailment	11	40
Prior Service Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination and curtailment	$ (15)

Benefit Plans (Weighted-Average Assumptions To Determine Net Postretirement Cost) (Details) (Net Postretirement Cost [Member], Post-Retirement [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Postretirement Cost [Member] | Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.80%	6.10%
Health care cost trend rate	8.00%	7.50%	8.00%

Benefit Plans (Changes In Accumulated Postretirement Benefit Obligation) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 2,548	$ 2,464
Service cost	34	29	33
Interest cost	139	135	125
Benefits paid	(136)	(118)
Plan amendments	(282)	(58)
Assumption changes		124
Actuarial losses/(gains)	191	(28)
Terminations and curtailments	11
Benefit obligation at end of year	$ 2,505	$ 2,548	$ 2,464

Benefit Plans (Assumptions To Determine Postretirement Benefit Obligations) (Details) (Postretirement Benefit Obligations [Member], Post-Retirement [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Obligations [Member] | Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	5.50%
Health care cost trend rate assumed for next year	8.00%	8.00%
Ultimate trend rate	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2017

Benefit Plans (Effects Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Effect on total of service and interest cost, One-Percentage-Point Increase	13.30%
Effect on total of service and interest cost, One-Percentage-Point Decrease	(10.60%)
Effect on postretirement benefit obligation, One-Percentage-Point Increase	7.90%
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(6.70%)

Benefit Plans (Estimated Future Payments For Postretirement Health Care Plans) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 146
2013	158
2014	167
2015	173
2016	176
2017-2021	$ 851

Benefit Plans (Net Postemployment Costs) (Details) (Post-Employment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1	$ 1	$ 1
Interest cost	2	1	1
Amortization of net loss	16	12	11
Other	121	5	178
Net postemployment costs	$ 140	$ 19	$ 191

Benefit Plans (Changes In Benefit Obligations Of Postemployment Plans) (Details) (Post-Employment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 151	$ 349
Service cost	1	1	1
Interest cost	2	1	1
Benefits paid	(48)	(218)
Actuarial losses and assumption changes	43	13
Other	121	5	178
Benefit obligation at end of year	$ 270	$ 151	$ 349

Benefit Plans (Amounts Recorded In Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	$ (3,759)	$ (3,085)
Prior service (cost) credit, accumulated other comprehensive losses	379	120
Deferred income taxes, accumulated other comprehensive losses	1,318	1,154
Amounts recorded in accumulated other comprehensive losses	(2,062)	(1,811)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	(2,788)	(2,287)
Prior service (cost) credit, accumulated other comprehensive losses	(46)	(62)
Deferred income taxes, accumulated other comprehensive losses	1,104	914
Amounts recorded in accumulated other comprehensive losses	(1,730)	(1,435)
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	(796)	(647)
Prior service (cost) credit, accumulated other comprehensive losses	425	182
Deferred income taxes, accumulated other comprehensive losses	146	180
Amounts recorded in accumulated other comprehensive losses	(225)	(285)
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	(175)	(151)
Deferred income taxes, accumulated other comprehensive losses	68	60
Amounts recorded in accumulated other comprehensive losses	$ (107)	$ (91)

Benefit Plans (Movements In Other Comprehensive Earnings/Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	$ 226	$ 170	$ 166
Prior service cost/credit, amortization, amounts transferred to earnings as components of net periodic benefit cost	(7)	(8)	3
Other expense, net losses, amounts transferred to earnings as components of net periodic benefit cost			3
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(85)	(63)	(66)
Total amounts transferred to earnings as components of net periodic benefit cost	134	99	106
Net losses, other movements during the year	(900)	(146)	364
Prior service cost/credit, other movements during the year	266	42	75
Deferred income taxes, other movements during the year	249	40	(170)
Total other movements during the year	(385)	(64)	269
Total movements in other comprehensive earnings/losses	(251)	35	375
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	171	126	119
Prior service cost/credit, amortization, amounts transferred to earnings as components of net periodic benefit cost	14	13	12
Other expense, net losses, amounts transferred to earnings as components of net periodic benefit cost			3
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(72)	(55)	(52)
Total amounts transferred to earnings as components of net periodic benefit cost	113	84	82
Net losses, other movements during the year	(672)	(41)	413
Prior service cost/credit, other movements during the year	2	(16)
Deferred income taxes, other movements during the year	262	21	(161)
Total other movements during the year	(408)	(36)	252
Total movements in other comprehensive earnings/losses	(295)	48	334
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	39	32	36
Prior service cost/credit, amortization, amounts transferred to earnings as components of net periodic benefit cost	(21)	(21)	(9)
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(7)	(4)	(10)
Total amounts transferred to earnings as components of net periodic benefit cost	11	7	17
Net losses, other movements during the year	(188)	(95)	(25)
Prior service cost/credit, other movements during the year	264	58	75
Deferred income taxes, other movements during the year	(27)	15	(19)
Total other movements during the year	49	(22)	31
Total movements in other comprehensive earnings/losses	60	(15)	48
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	16	12	11
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(6)	(4)	(4)
Total amounts transferred to earnings as components of net periodic benefit cost	10	8	7
Net losses, other movements during the year	(40)	(10)	(24)
Deferred income taxes, other movements during the year	14	4	10
Total other movements during the year	(26)	(6)	(14)
Total movements in other comprehensive earnings/losses	$ (16)	$ 2	$ (7)

Additional Information (Schedule Of Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information [Abstract]
Research and development expense	$ 128	$ 144	$ 177
Advertising expense	5	5	6
Interest expense	1,220	1,136	1,189
Interest income	(4)	(3)	(4)
Interest and other debt expense, net	1,216	1,133	1,185
Interest expense of financial services operations included in cost of sales			20
Rent expense	$ 63	$ 58	$ 55

Additional Information (Schedule Of Rental Commitments And Sublease Income Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Rental Commitments [Member]
Operating Leased Assets [Line Items]
2012	$ 56
2013	46
2014	37
2015	25
2016	21
Thereafter	110
Total	295
Sublease Income [Member]
Operating Leased Assets [Line Items]
2012	2
2013	3
2014	3
2015	4
2016	4
Thereafter	29
Total	$ 45

Contingencies (Schedule Of Pending Cases) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	82	92	89
Smoking And Health Class Actions And Aggregated Claims Litigation [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	7	11	7
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	1	4	3
Lights/Ultra Lights Class Actions [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	18	27	28
Tobacco Price Cases [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	1	1	2

Contingencies (Schedule Of Pending Cases) (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Broin [Member]
Loss Contingencies [Line Items]
Broin plaintiff requested sanctions	$ 50
Flight Attendants [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	2,586
PM USA [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number included	352
Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	8,126
Engle Progeny Cases [Member] | Smoking And Health Class Actions And Aggregated Claims Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	6,561
West Virginia Consolidated Proceeding [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number included as one case	613
Federal Court [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	3,260
Federal Court [Member] | Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	3,259
State Court [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	3,301
State Court [Member] | Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	4,867

Contingencies (International Tobacco-Related Cases) (Details)	Dec. 31, 2011
Health Care Cost Recovery Actions [Member] | PM USA [Member]
Loss Contingencies [Line Items]
Number of international cases	1
Canada | Smoking And Health Class Actions And Aggregated Claims Litigation [Member] | PM USA And Altria Group [Member]
Loss Contingencies [Line Items]
Number of international cases	6
Canada | Health Care Cost Recovery Actions [Member] | PM USA [Member]
Loss Contingencies [Line Items]
Number of international cases	4
Canada | Health Care Cost Recovery Actions [Member] | PM USA And Altria Group [Member]
Loss Contingencies [Line Items]
Number of international cases	3
Israel | Lights/Ultra Lights Class Actions [Member] | PM USA [Member]
Loss Contingencies [Line Items]
Number of international cases	1

Contingencies (Pending And Upcoming Tobacco-Related Trials) (Details)	Dec. 31, 2011
Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Pending and upcoming tobacco-related trials	45
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Pending and upcoming tobacco-related trials	2

Contingencies (Trial Results Narrative) (Details) (Since January 1999 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Since January 1999 [Member]
Loss Contingencies [Line Items]
Number of verdicts returned	51
Verdicts returned in favor of defendants	34
Verdicts returned in favor of plaintiffs	17
Cases reaching final resolution	14
Judgments paid	$ 177.1
Judgment interest paid aggregate	$ 80

Contingencies (Security For Judgments Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Security posted for appeal of judgments	$ 63

Contingencies (Non-Engle Progeny Cases Trial Results) (Details) (Individual Smoking And Health Cases [Member], USD $)	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 California/Boeken [Member]	Feb. 28, 2010 California/Bullock [Member]	Dec. 31, 2011 California/Bullock [Member]	Dec. 31, 2011 California/Bullock [Member]	Dec. 31, 2009 California/Bullock [Member]	Dec. 31, 2002 California/Bullock [Member]	Oct. 31, 2002 California/Bullock [Member]	Dec. 31, 2011 Oregon/Schwarz [Member]	Jan. 20, 2012 Oregon/Williams [Member]	Dec. 31, 2011 Oregon/Williams [Member]	Dec. 31, 2011 Oregon/Williams [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	August 2011			October 2002				March 2002			March of 1999
Compensatory damages jury award total excluding interest							$ 850,000	$ 168,500		$ 800,000	$ 800,000
Compensatory damages jury award allocation amount	12,800,000
Punitive damages reduced award total						28,000,000		100,000,000		32,000,000	32,000,000
Punitive damages jury award allocation amount							28,000,000,000	150,000,000		79,500,000	79,500,000
Appeals bond posted by PM USA	12,800,000	14,700,000						58,300,000
Loss contingency, appeal bond date	November 4, 2011			February 2010				October 2002
Loss contingency, damages recorded			14,000,000							48,000,000
Loss contingency, interest accrued			3,000,000							54,000,000
Loss contingency, total damages recorded			14,700,000	14,700,000
Loss contingency, total interest accrued			4,100,000	4,100,000
Escrow funds returned				43,300,000
Escrow funds returned date				July 2008
Appeal bond release date								January 2011
Punitive damages judgment award total					13,800,000
Loss contingency, damages paid											61,100,000
Loss contingency, court reduction date								May 2002
Court ordered costs returned to defendant								500,000
Medical expenses awarded										21,500	21,500
Percentage of punitive damages paid to the plaintiff											40.00%
Percentage of punitive damages allegedly payable to state											60.00%
Judgment costs and interest paid									$ 102,000,000

Contingencies (Engle Class Action And Engle Progeny Trial Results) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Feb. 29, 2008 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Dec. 31, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Dec. 31, 2001 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Jul. 31, 2006 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Dec. 31, 2011 Engle Progeny Cases [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Engle Progeny Trial Results [Member]	Dec. 31, 2011 Engle Progeny Cases [Member] State Court [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Federal Court [Member] plaintiffs	Feb. 07, 2012 Engle Progeny Cases [Member] Federal Court [Member]	Dec. 31, 2011 Engle Progeny Cases [Member] Smoking And Health Class Actions And Aggregated Claims Litigation [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Smoking And Health Class Actions And Aggregated Claims Litigation [Member] State Court [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Federal Court [Member] plaintiffs
Loss Contingencies [Line Items]
Loss contingency, period of occurrence		July 2000
Punitive damages jury award total all defendants		$ 145,000,000,000
Punitive damages jury award allocation amount PM USA		74,000,000,000
Amounts placed in escrow			500,000,000
Reinstated compensatory damages, award total				6,900,000
Loss contingency, damages paid	3,000,000
Loss contingency, damages paid date	Feb 1, 2008
Loss contingency, pending claims										6,561	3,301	3,260
Number of plaintiffs					8,126		4,867	3,259
Engle progeny plaintiffs with cases stayed pending Eleventh Circuit Court Review								3,200
Active cases pending in Federal Court									31
Florida bond cap		$ 200,000,000
Number of verdicts returned since Florida Supreme Court Engle decision						27
Number of verdicts returned since Florida Supreme Court Engle decision, in favor of plaintiffs						14
Number of verdicts returned since Florida Supreme Court Engle decision, in favor of defendants						13

Contingencies (Engle Progeny Cases Trial Results) (Details) (Engle Progeny Cases [Member], USD $)	0 Months Ended	12 Months Ended
	Jan. 26, 2012 Florida/Hallgren [Member]	Dec. 31, 2011 Florida/Allen [Member]	Dec. 31, 2011 Florida/Tullo [Member]	Dec. 31, 2011 Florida/Huish [Member]	Dec. 31, 2011 Florida/Hatziyannakis [Member]	Dec. 31, 2011 Florida/Piendle [Member]	Dec. 31, 2011 Florida/Kayton (Formerly Tate) [Member]	Dec. 31, 2011 Florida/Putney [Member]	Dec. 31, 2011 Florida/R. Cohen [Member]	Dec. 31, 2011 Florida/Douglas [Member]	Dec. 31, 2011 Florida/Naugle [Member]	Dec. 31, 2011 Florida/Campbell [Member]	Dec. 31, 2011 Florida/Barbanell [Member]	Dec. 31, 2011 Florida/Hess [Member]	Dec. 31, 2011 Florida/Weingart [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	January 2012	April 2011	April 2011	February 2011	February 2011	August 2010	July 2010	April 2010	March 2010	March 2010	November 2009	August 2009	August 2009	February 2009	July 2011
Compensatory damages jury award total excluding interest	$ 2,000,000	$ 6,000,000	$ 4,500,000	$ 750,000	$ 270,000	$ 4,000,000	$ 8,000,000	$ 15,100,000	$ 10,000,000	$ 5,000,000	$ 56,600,000	$ 7,800,000	$ 5,300,000	$ 3,000,000	$ 0
Additur damages imposed by trial court															150,000
Compensatory damages reduced award total											13,000,000
Compensatory damages reduced amended award total											12,300,000
Compensatory damages jury award allocation percentage allocated to PM USA	25.00%	15.00%	45.00%	25.00%	32.00%	27.50%	64.00%	15.00%	33.33%	18.00%	90.00%	2.00%	36.50%	42.00%	3.00%
Compensatory damages jury award allocation amount	500,000	900,000	2,025,000	187,500	86,000	1,100,000	5,100,000	2,300,000	3,300,000	900,000		156,000	1,950,000	1,260,000
Punitive damages jury award total all defendants									20,000,000		244,000,000
Punitive damages reduced award total		2,700,000									26,000,000
Punitive damages reduced amended award total											24,500,000
Punitive damages jury award allocation amount				1,500,000		90,000	16,200,000	2,500,000						5,000,000
Punitive damages jury award total against each defendant	750,000	17,000,000							10,000,000
Appeals bond posted by PM USA		1,250,000	2,000,000	1,700,000	86,000	1,200,000	5,000,000	1,600,000	2,500,000	900,000	5,000,000	156,000	1,950,000		5,000
Loss contingency, damages allocated															4,500
Loss contingency, appeal bond date		November 4, 2011	July 2011	May 2011	June 2011	January 2011	August 2010	August 2010	October 2010	June 2010	April 2010	January 2010	September 2009		November 14, 2011
Loss contingency, court reduction date		October 2011
Loss contingency damages recorded costs and interest												$ 242,000

Contingencies (Smoking And Health Class Actions) (Details) (Smoking And Health Class Actions And Aggregated Claims Litigation [Member])	Dec. 31, 2011
Smoking And Health Class Actions And Aggregated Claims Litigation [Member]
Loss Contingencies [Line Items]
Smoking and health class certifications denied or reversed	59

Contingencies (Scott Class Action) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended
	Aug. 31, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member]	Jun. 30, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Louisiana/Scott [Member]	Dec. 31, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Louisiana/Scott [Member]	Oct. 31, 2011 Scott Class Action [Member]	Dec. 31, 2011 Scott Class Action [Member]	Oct. 31, 2011 Minimum [Member] Scott Class Action [Member]	Oct. 31, 2011 Maximum [Member] Scott Class Action [Member]
Loss Contingencies [Line Items]
Compensatory damages jury award total excluding interest			$ 590,000,000
Loss contingency, period of occurrence			May 2004
Court Of Appeals reduced award date			April 2010
Court of Appeals reduced award amount			241,000,000
Share of judgment paid	70,000,000
Loss contingency, attorney fees sought						91,000,000	642,000,000
Loss contingency, attorney costs sought				13,000,000
Loss contingency, total damages recorded			26,000,000
Loss contingency, total interest accrued			3,700,000
Loss contingency, damages recorded		36,000,000
Loss contingency, interest accrued		5,000,000
Loss contingency accrual for costs at carrying value					$ 1,300,000

Contingencies (Medical Monitoring Class Actions) (Details) (Medical Monitoring Class Actions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Loss Contingencies [Line Items]
Purported medical monitoring class action cases pending	2
Donovan [Member]
Loss Contingencies [Line Items]
Proposed 28 year medical monitoring program cost	190

Contingencies (Health Care Cost Recovery Litigation) (Details) (State Settlements Agreements [Member], Health Care Cost Recovery Actions [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	November 1998
State Settlement Agreements annual payments	$ 9,400,000,000
State Settlement Agreements attorney fees annual cap	500,000,000
Fair And Equitable Tobacco Reform Act Of 2004 [Member]
Loss Contingencies [Line Items]
Aggregate amount recorded in cost of sales related to State Settlement Agreements and FETRA	$ 4,800,000,000	$ 4,800,000,000	$ 5,000,000,000

Contingencies (NPM Adjustment Calculation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Year NPM Adjustment Calculated 2003 [Member] | Year NPM Adjustment May Be Deducted 2006 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	$ 337
Year NPM Adjustment Calculated 2004 [Member] | Year NPM Adjustment May Be Deducted 2007 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	388
Year NPM Adjustment Calculated 2005 [Member] | Year NPM Adjustment May Be Deducted 2008 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	181
Year NPM Adjustment Calculated 2006 [Member] | Year NPM Adjustment May Be Deducted 2009 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	154
Year NPM Adjustment Calculated 2007 [Member] | Year NPM Adjustment May Be Deducted 2010 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	207
Year NPM Adjustment Calculated 2008 [Member] | Year NPM Adjustment May Be Deducted 2011 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	267
Year NPM Adjustment Calculated 2009 [Member] | Year NPM Adjustment May Be Deducted 2012 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	211
Year NPM Adjustment Calculated 2010 [Member] | Year NPM Adjustment May Be Deducted 2013 [Member]
Loss Contingencies [Line Items]
PM USA's approximate share of disputed NPM adjustment	209
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Affiliates possible excess MSA payments	$ 85
Health Care Cost Recovery Actions [Member] | MSA NPM Arbitration Agreement [Member]
Loss Contingencies [Line Items]
Partial liability reduction percentage for 2003 NPM adjustment for states that are party to agreement re: arbitration	20.00%

Contingencies (Federal Government's Lawsuit) (Details) (Federal Government's Lawsuit [Member], USD $)	Dec. 14, 2011	Dec. 31, 2011 Health Care Cost Recovery Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence		August 2006
Amount of alleged annual costs health care programs, minimum		$ 20,000,000,000
Amount of disgorgement of profits requested in Federal Government lawsuit		280,000,000,000
Final damages imposed by court		0
Proposed final judgment		14,000,000,000
Fund for 5 year national smoking cessation program		10,000,000,000
Fund for 10 year public education and counter-marketing campaign		4,000,000,000
Loss contingency, amount of district court deposit	$ 3,100,000

Contingencies (Other Matters) (Details)	12 Months Ended
Dec. 31, 2011
Lights/Multi District Litigation [Member]
Loss Contingencies [Line Items]
Number of class action certification denied or reversed	4
Lights [Member]
Loss Contingencies [Line Items]
Purported number of class action lawsuits served	24
Additional class action certifications denied, reversed, dismissed or resolved	16

Contingencies (Certain Other Actions) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	51 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended
	Jan. 02, 2007	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2006 LILO And SILO Transactions 1996-1999 [Member]	Dec. 31, 2010 LILO And SILO Transactions 2000-2003 [Member]	Jun. 30, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Mar. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 LILO And SILO Transactions 2004-2010 [Member]	Dec. 31, 2011 Performance Guarantee [Member]	Dec. 31, 2011 Michelle-Antinori [Member]	Dec. 31, 2011 Decision Not To Pursue Further Judicial Review [Member] LILO and SILO Transactions 1996-1997 [Member]
Loss Contingencies [Line Items]
Contested taxes and interest paid for tax examination						$ 150	$ 945		$ 1,100	$ 945
Decrease in other assets			(18)		(29)									362
Decrease in tax liability														362
Potential disallowance of federal and state income tax deductions											600
Leveraged lease charge		627	627	95				627
Reduction to stockholders' equity upon adoption of FIN 48 and FAS 13-2	(146)
Percentage of reduction in cumulative lease earnings									50.00%
Portion of PMCC Net Finance Assets that are LILO / SILO leveraged leases											30.00%
Contingent liability related to performance surety bonds												29
Ste. Michelle ownership interest percent in Stag's Leap Wine Cellars													85.00%
Noncontrolling interest percent held by Antinori California													15.00%
Put arrangement value Antinori California													$ 27

Contingencies (Other Litigation Matters) (Details) (Lights/Ultra Lights Class Actions [Member], Illinois Price [Member], USD $)	12 Months Ended
Dec. 31, 2011
Lights/Ultra Lights Class Actions [Member] | Illinois Price [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	March 2003
Compensatory damages jury award total	$ 7,100,000,000
Punitive damages jury award total all defendants	$ 3,000,000,000
Loss contingency, reversal of judgment date	December 2005

Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consumer products
Cash and cash equivalents	$ 3,270	$ 2,314	$ 1,871	$ 7,916
Receivables	268	85
Inventories:
Leaf tobacco	934	960
Other raw materials	170	160
Work in process	316	299
Finished product	359	384
Inventory, net	1,779	1,803
Deferred income taxes	1,207	1,165
Other current assets	607	614
Total current assets	7,131	5,981
Property, plant and equipment, at cost	4,728	5,150
Less accumulated depreciation	2,512	2,770
Property, plant and equipment, net	2,216	2,380
Goodwill	5,174	5,174
Other intangible assets, net	12,098	12,118
Investment in SABMiller	5,509	5,367
Other assets	1,257	1,851
Total consumer products assets	33,385	32,871
Financial services
Finance assets, net	3,559	4,502
Other assets	18	29
Total financial services assets	3,577	4,531
Total Assets	36,962	37,402
Consumer products
Current portion of long-term debt	600
Accounts payable	503	529
Accrued liabilities:
Marketing	430	447
Taxes, except income taxes	220	231
Employment costs	225	232
Settlement charges	3,513	3,535
Other	1,311	1,069
Dividends payable	841	797
Total current liabilities	7,643	6,840
Long-term debt	13,089	12,194
Deferred income taxes	4,751	4,618
Accrued pension costs	1,662	1,191
Accrued postretirement health care costs	2,359	2,402
Other liabilities	602	949
Total consumer products liabilities	30,106	28,194
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	33,247	32,175
Contingencies
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Noncontrolling interests	3	3
Total stockholders' equity	3,683	5,195	4,072	2,828
Total Liabilities and Stockholders' Equity	36,962	37,402
Altria Group, Inc. [Member]
Consumer products
Cash and cash equivalents	3,245	2,298	1,862	7,910
Receivables	174	1
Inventories:
Leaf tobacco
Other raw materials
Work in process
Finished product
Inventory, net
Due from Altria Group, Inc. and subsidiaries	403	429
Deferred income taxes	9	18
Other current assets	6	64
Total current assets	3,837	2,810
Property, plant and equipment, at cost	2	2
Less accumulated depreciation	2	2
Property, plant and equipment, net
Goodwill
Other intangible assets, net
Investment in SABMiller	5,509	5,367
Investment in consolidated subsidiaries	7,009	7,561
Due from Altria Group, Inc. and subsidiaries	6,500	6,500
Other assets	941	1,511
Total consumer products assets	23,796	23,749
Financial services
Finance assets, net
Due from Altria Group, Inc. and subsidiaries
Other assets
Total financial services assets
Total Assets	23,796	23,749
Consumer products
Current portion of long-term debt
Accounts payable	69
Accrued liabilities:
Employment costs	29	30
Other	384	312
Dividends payable	841	797
Due to Altria Group, Inc. and subsidiaries	3,792	3,674
Total current liabilities	5,115	4,813
Long-term debt	12,790	11,295
Deferred income taxes	1,787	1,800
Accrued pension costs	236	204
Other liabilities	188	445
Total consumer products liabilities	20,116	18,557
Financial services
Total liabilities	20,116	18,557
Contingencies
Stockholders' Equity
Common stock	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Total stockholders' equity	3,680	5,192
Total Liabilities and Stockholders' Equity	23,796	23,749
PM USA [Member]
Consumer products
Cash and cash equivalents				1
Receivables	16	9
Inventories:
Leaf tobacco	565	594
Other raw materials	128	121
Work in process	4
Finished product	126	145
Inventory, net	823	860
Due from Altria Group, Inc. and subsidiaries	3,007	2,902
Deferred income taxes	1,157	1,190
Other current assets	430	420
Total current assets	5,433	5,381
Property, plant and equipment, at cost	3,280	3,749
Less accumulated depreciation	2,005	2,343
Property, plant and equipment, net	1,275	1,406
Goodwill
Other intangible assets, net	2	2
Investment in SABMiller
Investment in consolidated subsidiaries	342	325
Due from Altria Group, Inc. and subsidiaries
Other assets	586	680
Total consumer products assets	7,638	7,794
Financial services
Finance assets, net
Due from Altria Group, Inc. and subsidiaries
Other assets
Total financial services assets
Total Assets	7,638	7,794
Consumer products
Current portion of long-term debt
Accounts payable	159	215
Accrued liabilities:
Marketing	390	347
Taxes, except income taxes	209	212
Employment costs	12	18
Settlement charges	3,508	3,531
Other	620	467
Due to Altria Group, Inc. and subsidiaries	474	454
Total current liabilities	5,372	5,244
Accrued postretirement health care costs	1,562	1,500
Other liabilities	216	335
Total consumer products liabilities	7,150	7,079
Financial services
Total liabilities	7,150	7,079
Contingencies
Stockholders' Equity
Additional paid-in capital	408	408
Earnings reinvested in the business	393	583
Accumulated other comprehensive losses	(313)	(276)
Total stockholders' equity attributable to Altria Group, Inc.	488	715
Total stockholders' equity	488	715
Total Liabilities and Stockholders' Equity	7,638	7,794
Non-Guarantor Subsidiaries [Member]
Consumer products
Cash and cash equivalents	25	16	9	5
Receivables	78	75
Inventories:
Leaf tobacco	369	366
Other raw materials	42	39
Work in process	312	299
Finished product	233	239
Inventory, net	956	943
Due from Altria Group, Inc. and subsidiaries	1,765	1,556
Deferred income taxes	41
Other current assets	247	130
Total current assets	3,112	2,720
Property, plant and equipment, at cost	1,446	1,399
Less accumulated depreciation	505	425
Property, plant and equipment, net	941	974
Goodwill	5,174	5,174
Other intangible assets, net	12,096	12,116
Investment in SABMiller
Investment in consolidated subsidiaries
Due from Altria Group, Inc. and subsidiaries
Other assets	111	98
Total consumer products assets	21,434	21,082
Financial services
Finance assets, net	3,559	4,502
Due from Altria Group, Inc. and subsidiaries	292	690
Other assets	18	29
Total financial services assets	3,869	5,221
Total Assets	25,303	26,303
Consumer products
Current portion of long-term debt	600
Accounts payable	275	314
Accrued liabilities:
Marketing	40	100
Taxes, except income taxes	11	19
Employment costs	184	184
Settlement charges	5	4
Other	383	333
Due to Altria Group, Inc. and subsidiaries	1,201	1,449
Total current liabilities	2,699	2,403
Long-term debt	299	899
Deferred income taxes	3,345	3,256
Accrued pension costs	1,426	987
Accrued postretirement health care costs	797	902
Due to Altria Group, Inc. and subsidiaries	6,500	6,500
Other liabilities	198	169
Total consumer products liabilities	15,264	15,116
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	18,405	19,097
Contingencies
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock	9	9
Additional paid-in capital	8,238	8,217
Earnings reinvested in the business	265	385
Accumulated other comprehensive losses	(1,649)	(1,440)
Total stockholders' equity attributable to Altria Group, Inc.	6,863	7,171
Noncontrolling interests	3	3
Total stockholders' equity	6,866	7,174
Total Liabilities and Stockholders' Equity	25,303	26,303
Total Consolidating Adjustments [Member]
Consumer products
Cash and cash equivalents
Receivables
Inventories:
Leaf tobacco
Other raw materials
Work in process
Finished product
Inventory, net
Due from Altria Group, Inc. and subsidiaries	(5,175)	(4,887)
Deferred income taxes		(43)
Other current assets	(76)
Total current assets	(5,251)	(4,930)
Property, plant and equipment, at cost
Less accumulated depreciation
Property, plant and equipment, net
Goodwill
Other intangible assets, net
Investment in SABMiller
Investment in consolidated subsidiaries	(7,351)	(7,886)
Due from Altria Group, Inc. and subsidiaries	(6,500)	(6,500)
Other assets	(381)	(438)
Total consumer products assets	(19,483)	(19,754)
Financial services
Finance assets, net
Due from Altria Group, Inc. and subsidiaries	(292)	(690)
Other assets
Total financial services assets	(292)	(690)
Total Assets	(19,775)	(20,444)
Consumer products
Current portion of long-term debt
Accounts payable
Accrued liabilities:
Other	(76)	(43)
Due to Altria Group, Inc. and subsidiaries	(5,467)	(5,577)
Total current liabilities	(5,543)	(5,620)
Deferred income taxes	(381)	(438)
Due to Altria Group, Inc. and subsidiaries	(6,500)	(6,500)
Total consumer products liabilities	(12,424)	(12,558)
Financial services
Total liabilities	(12,424)	(12,558)
Contingencies
Stockholders' Equity
Common stock	(9)	(9)
Additional paid-in capital	(8,646)	(8,625)
Earnings reinvested in the business	(658)	(968)
Accumulated other comprehensive losses	1,962	1,716
Total stockholders' equity attributable to Altria Group, Inc.	(7,351)	(7,886)
Total stockholders' equity	(7,351)	(7,886)
Total Liabilities and Stockholders' Equity	(19,775)	(20,444)
Consolidated [Member]
Consumer products
Cash and cash equivalents	3,270	2,314	1,871	7,916
Receivables	268	85
Inventories:
Leaf tobacco	934	960
Other raw materials	170	160
Work in process	316	299
Finished product	359	384
Inventory, net	1,779	1,803
Due from Altria Group, Inc. and subsidiaries
Deferred income taxes	1,207	1,165
Other current assets	607	614
Total current assets	7,131	5,981
Property, plant and equipment, at cost	4,728	5,150
Less accumulated depreciation	2,512	2,770
Property, plant and equipment, net	2,216	2,380
Goodwill	5,174	5,174
Other intangible assets, net	12,098	12,118
Investment in SABMiller	5,509	5,367
Investment in consolidated subsidiaries
Due from Altria Group, Inc. and subsidiaries
Other assets	1,257	1,851
Total consumer products assets	33,385	32,871
Financial services
Finance assets, net	3,559	4,502
Due from Altria Group, Inc. and subsidiaries
Other assets	18	29
Total financial services assets	3,577	4,531
Total Assets	36,962	37,402
Consumer products
Current portion of long-term debt	600
Accounts payable	503	529
Accrued liabilities:
Marketing	430	447
Taxes, except income taxes	220	231
Employment costs	225	232
Settlement charges	3,513	3,535
Other	1,311	1,069
Dividends payable	841	797
Total current liabilities	7,643	6,840
Long-term debt	13,089	12,194
Deferred income taxes	4,751	4,618
Accrued pension costs	1,662	1,191
Accrued postretirement health care costs	2,359	2,402
Other liabilities	602	949
Total consumer products liabilities	30,106	28,194
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	33,247	32,175
Contingencies
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Noncontrolling interests	3	3
Total stockholders' equity	3,683	5,195
Total Liabilities and Stockholders' Equity	$ 36,962	$ 37,402

Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Earnings) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 6,129	$ 6,108	$ 5,920	$ 5,643	$ 5,927	$ 6,402	$ 6,274	$ 5,760	$ 23,800	$ 24,363	$ 23,556
Cost of sales									7,680	7,704	7,990
Excise taxes on products									7,181	7,471	6,732
Gross profit	2,374	2,445	1,972	2,148	2,254	2,476	2,374	2,084	8,939	9,188	8,834
Marketing, administration and research costs									2,643	2,735	2,843
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs	219		1	2	5	3	21	7	222	36	421
Amortization of intangibles									20	20	20
Operating (expense) income									6,068	6,228	5,462
Interest and other debt expense, net									1,216	1,133	1,185
Earnings from equity investment in SABMiller									(730)	(628)	(600)
(Loss) earnings before income taxes and equity earnings of subsidiaries									5,582	5,723	4,877
(Benefit) provision for income taxes									2,189	1,816	1,669
Net earnings	837	1,174	444	938	920	1,131	1,043	813	3,393	3,907	3,208
Net earnings attributable to noncontrolling interests	(1)	(1)		(1)	(1)		(1)		(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.	836	1,173	444	937	919	1,131	1,042	813	3,390	3,905	3,206
Altria Group, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues
Cost of sales
Excise taxes on products
Gross profit
Marketing, administration and research costs									186	147	234
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs									8
Amortization of intangibles
Operating (expense) income									(180)	(316)	(322)
Interest and other debt expense, net									698	549	579
Earnings from equity investment in SABMiller									(730)	(628)	(600)
(Loss) earnings before income taxes and equity earnings of subsidiaries									(148)	(237)	(301)
(Benefit) provision for income taxes									(199)	(329)	(313)
Equity earnings of subsidiaries									3,339	3,813	3,194
Net earnings									3,390	3,905	3,206
Net earnings attributable to noncontrolling interests
Net earnings attributable to Altria Group, Inc.									3,390	3,905	3,206
PM USA [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									21,330	21,580	20,922
Cost of sales									6,883	6,990	7,332
Excise taxes on products									6,846	7,136	6,465
Gross profit									7,601	7,454	7,125
Marketing, administration and research costs									2,164	2,280	2,180
Asset impairment and exit costs									200	24	142
Amortization of intangibles											11
Operating (expense) income									5,237	5,150	4,792
Interest and other debt expense, net									61	2	(3)
Earnings from equity investment in SABMiller
(Loss) earnings before income taxes and equity earnings of subsidiaries									5,176	5,148	4,795
(Benefit) provision for income taxes									1,930	1,864	1,882
Equity earnings of subsidiaries									64	46
Net earnings									3,310	3,330	2,913
Net earnings attributable to noncontrolling interests
Net earnings attributable to Altria Group, Inc.									3,310	3,330	2,913
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									2,496	2,809	2,634
Cost of sales									823	740	658
Excise taxes on products									335	335	267
Gross profit									1,338	1,734	1,709
Marketing, administration and research costs									293	308	429
Asset impairment and exit costs									14	12	279
Amortization of intangibles									20	20	9
Operating (expense) income									1,011	1,394	992
Interest and other debt expense, net									457	582	609
Earnings from equity investment in SABMiller
(Loss) earnings before income taxes and equity earnings of subsidiaries									554	812	383
(Benefit) provision for income taxes									458	281	100
Equity earnings of subsidiaries
Net earnings									96	531	283
Net earnings attributable to noncontrolling interests									(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.									93	529	281
Total Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									(26)	(26)
Cost of sales									(26)	(26)
Excise taxes on products
Gross profit
Marketing, administration and research costs
Asset impairment and exit costs
Amortization of intangibles
Operating (expense) income
Interest and other debt expense, net
Earnings from equity investment in SABMiller
(Loss) earnings before income taxes and equity earnings of subsidiaries
(Benefit) provision for income taxes
Equity earnings of subsidiaries									(3,403)	(3,859)	(3,194)
Net earnings									(3,403)	(3,859)	(3,194)
Net earnings attributable to noncontrolling interests
Net earnings attributable to Altria Group, Inc.									(3,403)	(3,859)	(3,194)
Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									23,800	24,363	23,556
Cost of sales									7,680	7,704	7,990
Excise taxes on products									7,181	7,471	6,732
Gross profit									8,939	9,188	8,834
Marketing, administration and research costs									2,643	2,735	2,843
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs									222	36	421
Amortization of intangibles									20	20	20
Operating (expense) income									6,068	6,228	5,462
Interest and other debt expense, net									1,216	1,133	1,185
Earnings from equity investment in SABMiller									(730)	(628)	(600)
(Loss) earnings before income taxes and equity earnings of subsidiaries									5,582	5,723	4,877
(Benefit) provision for income taxes									2,189	1,816	1,669
Equity earnings of subsidiaries
Net earnings									3,393	3,907	3,208
Net earnings attributable to noncontrolling interests									(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.									$ 3,390	$ 3,905	$ 3,206

Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$ 3,613	$ 2,767	$ 3,443
Consumer products
Capital expenditures	(105)	(168)	(273)
Acquisition of UST, net of acquired cash			(10,244)
Other	2	115	(31)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash (used in) provided by investing activities	387	259	(9,764)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)	(375)
Financial services
Long-term debt repaid			(500)
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Other	6	45	(84)
Net cash provided by (used in) financing activities	(3,044)	(2,583)	276
(Decrease) Increase	956	443	(6,045)
Balance at beginning of year	2,314	1,871	7,916
Balance at end of year	3,270	2,314	1,871
Altria Group, Inc. [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	(151)	(712)	(10)
Consumer products
Changes in amounts due to/from Altria Group, Inc. and subsidiaries			(6,000)
Financial services
Net cash (used in) provided by investing activities			(6,000)
Consumer products
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)
Financial services
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	441	279	(5,227)
Cash dividends received from/(paid by) subsidiaries	3,666	3,438	3,711
Other	41	59	38
Net cash provided by (used in) financing activities	1,098	1,148	(38)
(Decrease) Increase	947	436	(6,048)
Balance at beginning of year	2,298	1,862	7,910
Balance at end of year	3,245	2,298	1,862
PM USA [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	3,562	2,993	3,496
Consumer products
Capital expenditures	(26)	(54)	(149)
Other	1	3	(4)
Financial services
Proceeds from finance assets
Net cash (used in) provided by investing activities	(25)	(51)	(153)
Consumer products
Long-term debt issued
Long-term debt repaid			(135)
Financial services
Dividends paid on common stock
Issuances of common stock
Financing fees and debt issuance costs
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(28)	325	423
Cash dividends received from/(paid by) subsidiaries	(3,453)	(3,259)	(3,575)
Other	(56)	(8)	(57)
Net cash provided by (used in) financing activities	(3,537)	(2,942)	(3,344)
(Decrease) Increase			(1)
Balance at beginning of year			1
Balance at end of year
Non-Guarantor Subsidiaries [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	202	486	(43)
Consumer products
Capital expenditures	(79)	(114)	(124)
Acquisition of UST, net of acquired cash			(10,244)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries			6,000
Other	1	112	(27)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash (used in) provided by investing activities	412	310	(3,611)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt repaid			(240)
Financial services
Long-term debt repaid			(500)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(413)	(604)	4,804
Cash dividends received from/(paid by) subsidiaries	(213)	(179)	(136)
Other	21	(6)	(65)
Net cash provided by (used in) financing activities	(605)	(789)	3,658
(Decrease) Increase	9	7	4
Balance at beginning of year	16	9	5
Balance at end of year	25	16	9
Total Consolidating Adjustments [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities
Consumer products
Capital expenditures
Other
Financial services
Proceeds from finance assets
Net cash (used in) provided by investing activities
Consumer products
Long-term debt issued
Long-term debt repaid
Financial services
Repurchases of common stock
Dividends paid on common stock
Issuances of common stock
Financing fees and debt issuance costs
Changes in amounts due to/from Altria Group, Inc. and subsidiaries
Cash dividends received from/(paid by) subsidiaries
Other
Net cash provided by (used in) financing activities
(Decrease) Increase
Balance at beginning of year
Balance at end of year
Consolidated [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	3,613	2,767	3,443
Consumer products
Capital expenditures	(105)	(168)	(273)
Acquisition of UST, net of acquired cash			(10,244)
Other	2	115	(31)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash (used in) provided by investing activities	387	259	(9,764)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)	(375)
Financial services
Long-term debt repaid			(500)
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Other	6	45	(84)
Net cash provided by (used in) financing activities	(3,044)	(2,583)	276
(Decrease) Increase	956	443	(6,045)
Balance at beginning of year	2,314	1,871	7,916
Balance at end of year	$ 3,270	$ 2,314	$ 1,871

Quarterly Financial Data (Schedule Of Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Net revenues	$ 6,129	$ 6,108	$ 5,920	$ 5,643	$ 5,927	$ 6,402	$ 6,274	$ 5,760	$ 23,800	$ 24,363	$ 23,556
Gross profit	2,374	2,445	1,972	2,148	2,254	2,476	2,374	2,084	8,939	9,188	8,834
Net earnings	837	1,174	444	938	920	1,131	1,043	813	3,393	3,907	3,208
Net earnings attributable to noncontrolling interests	(1)	(1)		(1)	(1)		(1)		(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.	$ 836	$ 1,173	$ 444	$ 937	$ 919	$ 1,131	$ 1,042	$ 813	$ 3,390	$ 3,905	$ 3,206
Basic EPS attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.5	$ 0.39	$ 1.64	$ 1.87	$ 1.55
Diluted EPS attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.5	$ 0.39	$ 1.64	$ 1.87	$ 1.54
Dividends declared	$ 0.41	$ 0.41	$ 0.38	$ 0.38	$ 0.38	$ 0.38	$ 0.35	$ 0.35
Market price - high	$ 30.4	$ 27.41	$ 28.13	$ 26.27	$ 26.22	$ 24.39	$ 21.91	$ 20.86
Market price - low	$ 25.94	$ 23.2	$ 25.81	$ 23.34	$ 23.66	$ 19.89	$ 19.2	$ 19.14

Quarterly Financial Data (Schedule Of Pre-Tax Charges Or (Gains) Included In Net Earnings Attributable To Altria Group, Inc.) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Asset impairment and exit costs	$ 219		$ 1	$ 2	$ 5	$ 3	$ 21	$ 7	$ 222	$ 36	$ 421
Implementation and integration costs	1	1	2		9	24	29	33
Tobacco and health judgments, including accrued interest	121		41			2	16	3
UST acquisition-related costs	1	1		4	7	5	5	5			60
PMCC (decrease) increase to allowance for losses	60	(35)
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge			490						490
SABMiller special items	46	11	57	(32)	22	21	47	17
Pre-tax charges (gains) included in net earnings	$ 448	$ (22)	$ 591	$ (26)	$ 43	$ 55	$ 118	$ 65

Valuation And Qualifying Accounts (Schedule Of Valuation And Qualifying Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 46		$ 50		$ 7
Additions, Charged to Cost and Expense	704		692		697
Additions, Charged to Other Accounts					15	[1]
Deductions	696	[2]	696	[2]	669	[2]
Balance at End of Period	54		46		50
Consumer Products [Member] | Allowance For Discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period
Additions, Charged to Cost and Expense	602		606		593
Additions, Charged to Other Accounts				[1]		[1]
Deductions	602	[2]	606	[2]	593	[2]
Balance at End of Period
Consumer Products [Member] | Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period			3		3
Additions, Charged to Cost and Expense
Additions, Charged to Other Accounts				[1]		[1]
Deductions			3	[2]		[2]
Balance at End of Period					3
Consumer Products [Member] | Allowance For Returned Goods [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	46		47		4
Additions, Charged to Cost and Expense	102		86		104
Additions, Charged to Other Accounts					15	[1]
Deductions	94	[2]	87	[2]	76	[2]
Balance at End of Period	54		46		47
Financial Services [Member] | Allowance For Losses [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	202		266		304
Additions, Charged to Cost and Expense	25				15
Deductions			64	[2]	53	[2]
Balance at End of Period	$ 227		$ 202		$ 266

[1]	Related to the acquisition of UST LLC
[2]	Represents charges for which allowances were created